Filed Pursuant to Rule 485(b)
                                                     Registration No.    2-71299
                                                                        811-3153


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X
         Pre-Effective Amendment No.                                          --
               Post-Effective Amendment No.   80                               X

                                                   and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                X
         Amendment No.   82                                                    X

                        FRANK RUSSELL INVESTMENT COMPANY
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     909 A Street, Tacoma, Washington     98402
                     ------------------------------------ --------
               (Address of Principal Executive Office)    (ZIP Code)

        Registrant's Telephone Number, including area code: 253/627-7001



  Gregory J. Lyons, Associate General Counsel       John V. O'Hanlon, Esq.
       Frank Russell Investment Company                  Dechert LLP
                 909 A Street                  200 Clarendon Street, 27th Floor
           Tacoma, Washington 98402              Boston, Massachusetts 02116
                 253-596-2406                            617-728-7100

--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

         It  is  proposed  that  this  filing  will  become   effective   (check
         appropriate box)

         ( )   immediately upon filing pursuant to paragraph (b)
         (X)   on June 30, 2005 pursuant to paragraph (b)
         ( )  60 days after filing pursuant to paragraph (a)(1)
         ( )  on __________________, pursuant to paragraph (a)(1)
         ( )  75 days after filing pursuant to paragraph (a)(2)
         ( )  on (date) pursuant to paragraph (a)(2) of rule 485.
         If appropriate, check the following box:
         ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


THIS POST-EFFECTIVE AMENDMENT NO. 80 TO THE REGISTRATION STATEMENT OF FRANK RUSSELL INVESTMENT COMPANY (THE "REGISTRANT") IS BEING FILED FOR THE PURPOSE OF UPDATING CERTAIN INFORMATION FOR FOUR SERIES OF THE REGISTRANT AND TO MAKE CERTAIN OTHER CHANGES TO THE REGISTRANT'S DISCLOSURE DOCUMENTS.

LIFEPOINTS(R) FUNDS

TARGET DATE SERIES


                                                FRANK RUSSELL INVESTMENT COMPANY











LifePoints(R) Funds
              Target Date Series

PROSPECTUS

CLASS D, E AND S SHARES:

2010 STRATEGY FUND

2020 STRATEGY FUND

2030 STRATEGY FUND

2040 STRATEGY FUND



PROSPECTUS DATED JUNE 30, 2005








909 A STREET, TACOMA, WA    98402  o  800-787-7354

--------------------------------------------------------------------------------
As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.
--------------------------------------------------------------------------------

                                Table of Contents

Risk/Return Summary...........................................................
   Investment Objective.......................................................
   Principal Investment Strategies............................................
   Summary Principal Risks....................................................
   Performance................................................................
   Fees and Expenses..........................................................
The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification........
Management of the Funds and Underlying Funds..................................
The Money Managers for the Underlying Funds...................................
Investment Objective and Investment Strategies of the Underlying Funds........
Principal Risks...............................................................
Portfolio Turnover............................................................
Portfolio Disclosure
Dividends and Distributions...................................................
Taxes.........................................................................
How Net Asset Value is Determined.............................................
Distribution and Shareholder Servicing Arrangements and Payments to Financial
  Intermediaries..............................................................
How to Purchase Shares........................................................
Exchange Privilege............................................................
Right to Reject or Restrict Purchase or Exchange Orders.......................
How to Redeem Shares..........................................................
Payment of Redemption Proceeds................................................
Other Information About Share Transactions....................................
Money Manager Information.....................................................

                               RISK/RETURN SUMMARY

                              Investment Objective


     Each of the following Frank Russell Investment Company ("FRIC") LifePoints Funds (the "Funds") has a non-fundamental investment objective. This means that each Fund's investment objective may be changed by the Board of Trustees of a Fund without shareholder approval. Each of the Funds is a "fund of funds" and invests only in the shares of other FRIC funds.

     2010 Strategy Fund                 Seeks  to  provide  capital  growth  and
                                        income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.


                                        The  Fund  pursues  this   objective  by
                                        investing in a diversified portfolio initially consisting of approximately
                                        45% stock funds and 55% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund's allocation to fixed income funds will be fixed at 80% in approximately the year 2030.

     2020 Strategy Fund                 Seeks  to  provide  capital  growth  and
                                        income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.

                                        The  Fund  pursues  this   objective  by
                                        investing in a diversified portfolio initially consisting of approximately
                                        55% stock funds and 45% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund's allocation to fixed income funds will be fixed at 80% in approximately the year 2040.

     2030 Strategy Fund                 Seeks  to  provide  capital  growth  and
                                        income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.

                                        The  Fund  pursues  this   objective  by
                                        investing in a diversified portfolio initially consisting of approximately
                                        64% stock funds and 36% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund's allocation to fixed income funds will be fixed at 80% in approximately the year 2050.

     2040 Strategy Fund                 Seeks  to  provide  capital  growth  and
                                        income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.

                                        The  Fund  pursues  this   objective  by
                                        investing in a diversified portfolio initially consisting of approximately
                                        72% stock funds and 28% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund's allocation to fixed income funds will be fixed at 80% in approximately the year 2060.

                         Principal Investment Strategies

      Each of the Funds discussed in this Prospectus is a "fund of funds," and seeks to achieve its objective by investing, at present, in the Class S Shares of several other FRIC funds (the "Underlying Funds") representing various asset classes.

      The Funds are designed for investors who plan to retire close to the year indicated in the Fund name, the "target year." The Funds are intended for investors planning for retirement who desire an asset allocated portfolio that becomes more conservative over time. The allocation of each Fund's assets to the Underlying Funds in which it invests will become more conservative over time. At the target year and for several years thereafter the Funds will maintain a substantial allocation to stock funds. About 20 years after a Fund's target year the Fund is expected to have and thereafter maintain a 20% allocation to stock funds and an 80% allocation to fixed income funds. This means that there is a higher level of risk associated with a Fund's asset allocation in its target year as compared to its asset allocation 20 years after its target year. Based on the Funds' asset allocation model, the Funds believe that it is appropriate for most investors to reach their most conservative asset allocation about 20 years after retirement. A more conservative investor might want to consider investing in a Fund with a target date earlier than one that is closest to their planned retirement year.


     The following table shows the Funds' initial allocation to stock funds and fixed income funds.


----------------                                        --------------- --------------- --------------- --------------
                                                        2010 Strategy  2020 Strategy   2030 Strategy       2040
Asset Allocation                                              Fund           Fund           Fund       Strategy Fund
                                                        --------------- --------------- --------------- --------------
Underlying stock funds..................................        45%             55%             64%            72%
Underlying fixed income funds...........................        55%             45%             36%            28%

      The following table shows the Underlying Funds in which each Fund invests and the initial target allocation to each Underlying Fund.


----------------                                        --------------- --------------- --------------- --------------
                                                        2010 Strategy   2020 Strategy    2030 Strategy       2040
Underlying Fund                                             Fund           Fund              Fund       Strategy Fund
                                                        --------------- --------------- --------------- --------------
Diversified Equity Fund.................................     12.25%          14.75%          17.40%         20.20%
Special Growth Fund.....................................      3.25%           3.75%           4.20%          4.60%
Quantitative Equity Fund................................     12.25%          14.75%          17.40%         20.20%
International Securities Fund...........................     12.25%          14.75%          16.60%         17.80%
Diversified Bond Fund...................................     25.25%          21.75%          16.00%          8.00%
Short Duration Bond Fund (formerly Short Term Bond Fund)     24.75%           8.25%           0.00%          0.00%
Multistrategy Bond Fund.................................      5.00%          15.00%          20.00%         20.00%
Real Estate Securities Fund.............................      4.25%           4.75%           5.20%          5.60%
Emerging Markets Fund...................................      0.75%           2.25%           3.20%          3.60%

         The following chart illustrates how Frank Russell Investment Management Company ("FRIMCo"), the Funds investment adviser, expects the target asset allocation for the Funds to change over time. The actual asset allocations may differ from this chart but are not expected to vary by more than 10%. The Funds' investments in the Underlying Funds may be affected by a variety of factors. For example, an Underlying Fund may stop accepting or limit additional investments, forcing the Funds to invest in a different Underlying Fund.

Years TO Retirement        Equity           Fixed Income
-------------------------- ---------        -----------------
         35                72.0%            28.0%
                           71.2%            28.8%
                           70.4%            29.6%
                           69.6%            30.4%
                           68.8%            31.2%
         30                68.0%            32.0%
                           67.2%            32.8%
                           66.4%            33.6%
                           65.6%            34.4%
                           64.8%            35.2%
         25                64.0%            36.0%
                           63.2%            36.8%
                           62.4%            37.6%
                           61.6%            38.4%
                           60.8%            39.2%
         20                60.0%            40.0%
                           59.0%            41.0%
                           58.0%            42.0%
                           57.0%            43.0%
                           56.0%            44.0%
         15                55.0%            45.0%
                           54.0%            46.0%
                           53.0%            47.0%
                           52.0%            48.0%
                           51.0%            49.0%
         10                50.0%            50.0%
                           49.0%            51.0%
                           48.0%            52.0%
                           47.0%            53.0%
                           46.0%            54.0%
         5                 45.0%            55.0%
                           44.0%            56.0%
                           43.0%            57.0%
                           42.0%            58.0%
                           41.0%            59.0%
         0                 40.0%            60.0%

Years
AFTER
Retirement                 Equity           Fixed Income
--------------             ---------        ----------------
         0                 40.0%            60.0%
                           39.0%            61.0%
                           38.0%            62.0%
                           37.0%            63.0%
                           36.0%            64.0%
         5                 35.0%            65.0%
                           34.0%            66.0%
                           33.0%            67.0%
                           32.0%            68.0%
                           31.0%            69.0%
         10                30.0%            70.0%
                           29.0%            71.0%
                           28.0%            72.0%
                           27.0%            73.0%
                           26.0%            74.0%
         15                25.0%            75.0%
                           24.0%            76.0%
                           23.0%            77.0%
                           22.0%            78.0%
                           21.0%            79.0%
         20                20.0%            80.0%

         Currently, FRIMCo will manage each Fund according to its target asset allocation strategy, and will not trade actively among the Underlying Funds or attempt to capture short-term market opportunities. However, from time to time, FRIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which a Fund invests. Each Fund expects that the amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in this prospectus.

         Once a Fund's asset allocation is similar to that of FRIC's Conservative Strategy Fund (20% allocation to stock funds and 80% allocation to fixed income funds), the Fund's Board of Trustees may approve combining the Fund with the Conservative Strategy Fund. The Conservative Strategy Fund is also a fund of funds that invests in the same Underlying Funds as the Funds. The Conservative Strategy Fund's allocation of approximately 20% of its assets to stock funds and 80% of its assets to fixed income funds is expected to remain stable over time. The Board may grant approval of the combination if it determines the combination to be in the best interest of Fund shareholders. Once such a combination occurs, shareholders of the Fund will own shares of the Conservative Strategy Fund. Shareholders of the Fund will be notified prior to such a combination. These combinations are expected to occur within approximately 20 years after the year indicated in a Fund's name.

                                 Choosing a Fund

         The Funds are designed for investors who plan to retire close to the target year indicated in the Fund name. The Funds are intended for investors planning for retirement who desire an asset allocated portfolio that becomes more conservative over time. The Funds that are farthest from their stated target year invest a greater portion of their assets in Underlying Funds that invest in stocks, which provide a greater opportunity for capital appreciation over the long-term. Generally, the potential for higher returns over time is accompanied by a higher risk of a decline in the value of your investment. The Funds that are closer to their stated target year invest a greater portion of their assets in Underlying Funds that invest in fixed income securities, which typically offer reduced risk and price volatility, and, accordingly, lower expected returns than the Funds that are farther from their stated target year. After the target year, each Fund will continue towards a more conservative allocation until about 20 years after its target year when the Fund will have and thereafter maintain a 20% allocation to stock funds.

         When selecting a Fund, consider your estimated retirement date. It is expected that you will choose a Fund whose stated target year is closest to your retirement date. Choosing a Fund targeting an earlier target year represents a more conservative choice; choosing a Fund with a later target year represents a more aggressive choice. It is important to note that the target year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. A more conservative investor might want to consider investing in a Fund with a target date earlier than one that is closest to their planned retirement year.

         Asset allocation - dividing your investment among stocks and fixed income securities - is one of the most critical decisions you can make as an investor. It is also important to recognize that the asset allocation strategy you use today may not be appropriate as you move closer to retirement. The Funds are designed to provide you with a single Fund whose asset allocation changes over time as your investment horizon changes.

         You should also realize that the Funds are not a complete solution to your retirement needs. You must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income you may have.


                                 Diversification

      Each Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Funds invest is a diversified investment company.

                                 Principal Risks

You should consider the following factors before investing in a Fund:

     o Each Fund has a different level of risk. The Funds that are farther from their stated target year will tend to be more risky than the Funds that are closer to their stated target year.

     o An investment in a Fund, like any investment, has risks. The value of each Fund fluctuates, and you could lose money.

     o Neither the Funds nor FRIMCo can offer any assurance that the recommended asset allocation of a Fund will either maximize returns or minimize risks. Nor can the Funds or FRIMCo offer assurance that a recommended asset allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon.

     o The asset allocation of each fund is based solely on time horizon. An investor may need to take into account other factors in determining the appropriateness of an investment in the Funds.

     o Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds' investment strategies.

     o The policy of each Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, each Fund may have less flexibility to invest than a mutual fund without such constraints.

     o A Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities, fixed income securities and international securities. For further detail on the risks summarized here, please refer to the section "Risks."

     o The Funds' exposure, through the Underlying Funds, to international investments subjects the Funds to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the US.

     o An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     o The officers and Trustees of the Funds presently serve as officers and Trustees of the Underlying Funds. FRIMCo presently serves as investment manager of the Funds and Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Funds and to the Underlying Funds.

                                   Performance

      Because the Funds are new, performance history and average annual returns for these Funds are not included in this Prospectus. Performance history and average annual returns for all Funds will be available after each Fund has been in operation for one calendar year.

                                Fees and Expenses

      The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds. The Fund expenses shown in the Annual Fund Operating Expenses table do not include the pro-rata expenses of the Underlying Funds, which are shown in the two tables under "Indirect Expenses."

                                Shareholder Fees
                    (fees paid directly from your investment)

                                                           --------------- --------------- --------------------------- ----------
                                                                            Maximum Sales      Maximum      Redemption    Exchange
                                                            Maximum Sales   Charge (Load)   Deferred Sales    Fees*       Fees
                                                            Charge (Load)     Imposed on     Charge (Load)
                                                             Imposed on     Reinvested
                                                             Purchases      Dividends
All Funds, All Classes....................................     None             None           None          None        None

* Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. For more information, please refer to the section "Payment of Redemption Proceeds."


                        Annual Fund Operating Expenses##
                  (expenses that are deducted from Fund assets)
                                (% of net assets)


                                                ------------------------------------------------ --------------------------------

                                                                                      Total                           Net
                                                                                      Annual          Less           Annual
                                                             Distribution              Fund        Fee Waivers        Fund
                                                 Advisory      (12b-1)     Other     Operating      and Expense      Operating
                                                   Fee          Fees**   Expenses*#  Expenses#    Reimbursements#    Expenses

Class D Shares
   2010 Strategy Fund.                             0.20%      0.25%       1.26%       1.71%        (1.21)%           0.50%
   2020 Strategy Fund..............................0.20%      0.25%       1.26%       1.71%        (1.21)%           0.50%
   2030 Strategy Fund..............................0.20%      0.25%       1.26%       1.71%        (1.21)%           0.50%
   2040 Strategy Fund..............................0.20%      0.25%       1.26%       1.71%        (1.21)%           0.50%

Class E Shares
   2010 Strategy Fund...........................     0.20%      0.00%      1.26%       1.46%         (1.21)%         0.25%
   2020 Strategy Fund...........................     0.20%      0.00%      1.26%       1.46%         (1.21)%         0.25%
   2030 Strategy Fund...........................     0.20%      0.00%      1.26%       1.46%         (1.21)%         0.25%
   2040 Strategy Fund...........................     0.20%      0.00%      1.26%       1.46%         (1.21)%         0.25%

Class S Shares
   2010 Strategy Fund...........................     0.20%      0.00%      1.01%       1.21%         (1.21)%         0.00%
   2020 Strategy Fund...........................     0.20%      0.00%      1.01%       1.21%         (1.21)%         0.00%
   2030 Strategy Fund...........................     0.20%      0.00%      1.01%       1.21%         (1.21)%         0.00%
   2040 Strategy Fund...........................     0.20%      0.00%      1.01%       1.21%         (1.21)%         0.00%



* "Other Expenses" includes a shareholder servicing fee of 0.25% of average daily net assets for Class D and Class E Shares and an administrative fee of 0.05% of average daily net assets for Class D, Class E and Class S Shares.
** Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Class D Shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class D Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.
# FRIMCo, as investment adviser, has contractually agreed to waive, at least through February 28, 2006, its 0.20% advisory fee for each Fund. Direct operating expenses (other than Rule 12b-1 distribution fees, shareholder servicing fees, non-recurring expenses and extraordinary expenses) are borne either by the Underlying Funds in which a Fund invests pursuant to Special Servicing Agreements between each affected Fund, Underlying Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. The Special
     Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through February 28, 2007 and may be renewed thereafter. If these arrangements are discontinued, Fund expenses may increase.
## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.





Indirect Expenses

      Shareholders in a Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Funds may invest.

      As explained at the beginning of this Prospectus, each Fund will invest in some, but not all, of the Underlying Funds.



                                                                                     Total          Less
                                                                                  Annual Fund   Fee Waivers          Net
                                                        Advisory                   Operating    and Expense      Annual Fund
                                                           Fee    Other Expenses*  Expenses    Reimbursements Operating Expenses
Underlying Fund (Class S Shares)

     Diversified Equity**............................     0.73%         0.27%        1.00%           0.00%             1.00%
     Quantitative Equity.............................     0.73%         0.26%         .99%           0.00%              .99%
     Special Growth..................................     0.90%         0.39%        1.29%           0.00%             1.29%
     Real Estate Securities..........................     0.80%         0.31%        1.11%           0.00%             1.11%
     International Securities........................     0.90%         0.39%        1.29%           0.00%             1.29%
     Emerging Markets**..............................     1.15%         0.72%        1.87%           0.00%             1.87%
     Diversified Bond................................     0.40%         0.26%        0.66%           0.00%             0.66%
     Multistrategy Bond..............................     0.60%         0.29%        0.89%           0.00%             0.89%
     Short Duration Bond**...........................     0.45%         0.21%        0.66%           0.00%             0.66%



* "Other Expenses" includes an administrative fee of 0.05% of average daily net assets for Class S Shares.

** "Less Fee Waivers and Expense Reimbursements" have been restated to reflect fee waivers and expense reimbursements not expected to be paid during the fiscal year ending October 31, 2005.


Based on these expense ratios, the total direct and indirect operating expense ratios of each Fund (calculated as a percentage of average net assets) are expected to be as follows:

                                            Class D      Class E      Class S
         2010 Strategy Fund..............   1.38%        1.13%         0.88%
         2020 Strategy Fund..............   1.46%        1.21%         0.96%
         2030 Strategy Fund..............   1.52%        1.27%         1.02%
         2040 Strategy Fund..............   1.55%        1.30%         1.05%

      Each Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it invests. These total expense ratios may be higher or lower depending on the allocation of a Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of a Fund.

Example

      This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same. The calculation of costs for each period takes into account the expected asset allocation shift of each Fund over time. The calculation of costs for the one year period takes into account the effect of any current fee waivers contractually agreed to by FRIMCo through February 28, 2007. The calculation of costs for the three year period takes such waivers into account only for the first year of the period.

      Although your actual costs may be higher or lower, under these assumptions your costs would be:
                                               1 Year        3 Years

Class D Shares:
   2010 Strategy Fund........................  $140           $687
   2020 Strategy Fund........................   149           712
   2030 Strategy Fund........................   155           731
   2040 Strategy Fund........................   159           741

Class E Shares:
   2010 Strategy Fund........................  $115           $611
   2020 Strategy Fund........................   123           635
   2030 Strategy Fund........................   129           654
   2040 Strategy Fund........................   132           665

Class S Shares:
   2010 Strategy Fund........................   $90           $535
   2020 Strategy Fund........................   98            559
   2030 Strategy Fund........................   104           579
   2040 Strategy Fund........................   107           589

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

      The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain banks (including bank trust departments), registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

      Three functions form the core of Russell's consulting services:

     o    Objective   Setting  and  Asset   Allocation:   Defining   appropriate
          investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

     o Asset Class Structure and Investment Manager Selection: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

     o Fund Analysis and Performance evaluation: Reviewing total fund, asset class and individual manager structure and performance to monitor effectiveness in meeting objectives.

      When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

      The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

      Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

      Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

      The FRIC Funds believe, however, that by employing a unique combination of qualitative and quantitative measurements, it is possible to select managers within subsets or styles of specific asset classes and investment styles who have shown a consistent ability to achieve results that exceed their respective asset class subset or style specific benchmarks. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

      By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

      Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program suited to meet the investor's individual needs. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.


                MANAGEMENT OF THE FUNDS AND THE UNDERLYING FUNDS

      The Funds' and Underlying Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2004, managed over $24.2 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

      Russell, which acts as consultant to the Funds and Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds and Underlying Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.


      Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2004.


      Each Fund and Underlying Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' and Underlying Funds' administrator and investment advisor, performs the Funds' and Underlying Funds' day to day corporate management and also evaluates and oversees the Underlying Funds' money managers as more fully described below. Each of the Underlying Fund's money managers makes investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.


         FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds and Underlying Funds. FRIMCo develops the investment programs for each Fund and Underlying Fund. FRIMCo exercises investment discretion over the portion of each Underlying Fund's assets that FRIMCo determines not to allocate to the money managers and for each Underlying Fund's cash reserves by selecting the individual portfolio securities for those portions of assets. FRIMCo recommends money managers for each Underlying Fund to the Board. The engagement of each money manager is submitted to the Board for approval. FRIMCo allocates Underlying Fund assets among money managers, oversees the money managers and evaluates the performance results. All assets of the Funds are allocated to Underlying Funds. The Underlying Funds' money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions for the Underlying Funds. FRIMCo may also directly manage portions of an Underlying Fund during periods of transitions from one money manager to another.


     FRIMCo's officers and employees who manage the FRIC Funds, oversee the money managers of the FRIC Funds and have primary responsibility for the management of the FRIC Funds (the "FRIMCo Managers") are:




     o Bruce A. Eidelson, Portfolio Manager since 2002. Mr. Eidelson has been Director of Real Estate Portfolio Management since 1999. Mr. Eidelson has primary responsibility for the management of the Real Estate Securities Fund.
     o Robert E. Hall, Portfolio Manager since April 2003. From 1995 to 2002, Mr. Hall was a Senior Research Analyst with Frank Russell Company Limited, an affiliate of FRIMCo. Mr. Hall has primary responsibility for the management of the Emerging Markets Fund.
     o Jeffrey T. Hussey, Head of US Fixed Income since March 2003. Mr. Hussey has also been a Portfolio Manager since 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst. Mr. Hussey has primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III and Multistrategy Bond Funds.
     o Dennis Jensen, Portfolio Manager since February 2004. From 1998 to 2004 Mr. Jensen was a Research Analyst. Mr. Jensen has primary responsibility for the management of the Select Value Fund.
     o Jill F. Johnson, Portfolio Manager since May 2004 and Senior Investment Officer since March 2000. From 1995 to 2000, Ms. Johnson was the Principal of JF Johnson Consulting in Seattle and Los Angeles. Ms. Johnson has primary responsibility for the management of the 2010 Strategy, 2020 Strategy, 2030 Strategy, 2040 Strategy, Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Tax-Managed Global Equity Funds.
     o James A. Jornlin, Portfolio Manager since July 1996. Mr. Jornlin has primary responsibility for the management of the International and International Securities Funds.
     o Tom Monroe, Portfolio Manager since February 2004. Mr. Monroe was Director, Investment Technology from 2002 to 2004 for Russell. From 1999 to 2002 Mr. Monroe was Director, North America and Australasia. From 1993 to 1999 he was Director of Equity Research. Mr. Monroe has primary responsibility for the management of the Equity Q and Quantitative Equity Funds.
     o Erik W. Ogard, Portfolio Manager since March 2000. Mr. Ogard was a Research Analyst from 1995 to 1997 and a Senior Research Analyst from 1997 to 2000. Mr. Ogard has primary responsibility for the management of the Equity II and Special Growth Funds.
     o Michael R. Ruff, Portfolio Manager since November 2002. From 2000 to 2002, Mr. Ruff was a Research Analyst. From 1998 to 2000, Mr. Ruff was a Senior Technical Analyst. Mr. Ruff has primary responsibility for the management of the Short Duration Bond and Tax Exempt Bond Funds.
     o Stephen W. Skatrud, Portfolio Manager since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst. Mr. Skatrud has primary responsibility for the management of the Select Growth, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.
     o Dennis J. Trittin, who has been a Portfolio Manager since January 1996. Mr. Trittin has primary responsibility for the management of the Equity I and Diversified Equity Funds.


      Because the Funds are new, in the last fiscal year, the Funds did not pay FRIMCo any advisory fees. The Funds will pay indirectly a proportionate share of operating expenses of the Underlying Funds, including the advisory and administrative fees paid by the Underlying Funds in which the Funds invest.

      In the last fiscal year, the aggregate annual rate of the advisory and administrative fees paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets of each Underlying Fund was: Diversified Equity Fund 0.78%, Special Growth Fund 0.95%, Quantitative Equity Fund 0.78%, International Securities Fund 0.95%, Diversified Bond Fund 0.45%, Short Duration Bond Fund 0.34%, Multistrategy Bond Fund 0.65%, Real Estate Securities Fund 0.85% and Emerging Markets Fund 1.20%. Of this aggregate amount per Underlying Fund, 0.05% is attributable to administrative services.

      A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract between FRIMCo and the Funds is currently available in the Funds' Statement of Additional Information and will be available in the Funds' semi-annual report to shareholders covering the period ending April 30, 2005.


                   THE MONEY MANAGERS FOR THE UNDERLYING FUNDS


      Each Underlying Fund allocates most of its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money managers' skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.


      Each money manager has complete discretion to select portfolio securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.



                 INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES
                             OF THE UNDERLYING FUNDS

      The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).


     Each of the following Underlying Funds has a non-fundamental investment objective. This means that each Underlying Fund's investment objective may be changed by the Board of Trustees of an Underlying Fund without shareholder approval.

DIVERSIFIED EQUITY FUND
-----------------------

          Non-Fundamental          Seeks to provide long term capital growth.
          Investment Objective




          Principal Investment     The Diversified Equity Fund invests primarily
          Strategies               in  common   stocks   of  medium   and  large
                                   capitalization  companies,  most of which are
                                   US based. While market capitalization changes
                                   over  time and  there is not one  universally
                                   accepted  definition  of  the  lines  between
                                   large, medium and small  capitalization,  the
                                   Fund  generally   defines  large  and  medium
                                   capitalization   stocks   as  stocks  of  the
                                   largest 1000  companies in the US. On May 28,
                                   2004,  the day on which  capitalization  data
                                   was used for the annual reconstitution of the
                                   Russell indexes, the market capitalization of
                                   these  companies  ranged  from  approximately
                                   $317.8  billion to $1.6  billion.  The market
                                   capitalization of these companies will change
                                   with    market     conditions    and    these
                                   capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.


                                   The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                                   The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                                        o    Growth Style emphasizes investments
                                             in equity  securities  of companies
                                             with above-average  earnings growth
                                             prospects.
                                        o    Value Style emphasizes  investments
                                             in equity  securities  of companies
                                             that  appear to a money  manager to
                                             be  undervalued  relative  to their
                                             corporate worth, based on earnings,
                                             book or asset  value,  revenues  or
                                             cash flow.
                                        o    Market-Oriented   Style  emphasizes
                                             investments   in   companies   that
                                             appear  to a  money  manager  to be
                                             undervalued   relative   to   their
                                             growth  prospects.  Managers select
                                             securities  from the  broad  equity
                                             market  rather than focusing on the
                                             growth  or  value  segments  of the
                                             market.

                                   Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

                                   When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                   The Fund intends to be fully invested at all times.


          Non-Principal Investment The Fund,  like any  mutual  fund,  maintains
          Strategies               cash reserves, (i.e. cash awaiting investment
                                   or cash held to meet  redemption  requests or
                                   to pay expenses).  Cash reserves are invested
                                   in short-term investments,  including certain
                                   FRIC  money  market  funds.  In  addition  to
                                   investing in such short-term investments, the
                                   Fund may use a hedging  strategy for its cash
                                   reserves to achieve its  strategy to be fully
                                   invested  by exposing  these  reserves to the
                                   performance   of   appropriate   markets   by
                                   purchasing     equity    securities    and/or
                                   derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


                                   The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                   On  rare  occasions,  the  Fund  may  take  a
                                   temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

SPECIAL GROWTH FUND
-------------------

          Non-Fundamental          Seeks to provide long- term capital growth.
          Investment Objective


          Principal Investment     The Special Growth Fund invests  primarily in
          Strategies               common    stocks   of   small   and    medium
                                   capitalization  companies,  most of which are
                                   US based. While market capitalization changes
                                   over  time and  there is not one  universally
                                   accepted  definition  of  the  lines  between
                                   large, medium and small  capitalization,  the
                                   Fund  generally   defines  medium  and  small
                                   capitalization  stocks  as  stocks of all but
                                   the largest 500  companies  in the US. On May
                                   28,  2004,  the day on  which  capitalization
                                   data was used for the  annual  reconstitution
                                   of   the   Russell   indexes,    the   market
                                   capitalization of these companies ranged from approximately $4 billion to $175.8 million.
                                   The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.


                                   The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                                   The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                                        o    Growth Style emphasizes investments
                                             in equity  securities  of companies
                                             with above-average  earnings growth
                                             prospects.
                                        o    Value Style emphasizes  investments
                                             in equity  securities  of companies
                                             that  appear to a money  manager to
                                             be  undervalued  relative  to their
                                             corporate worth, based on earnings,
                                             book or asset  value,  revenues  or
                                             cash flow.
                                        o    Market-Oriented   Style  emphasizes
                                             investments   in   companies   that
                                             appear  to a  money  manager  to be
                                             undervalued   relative   to   their
                                             growth  prospects.  Managers select
                                             securities  from the  broad  equity
                                             market  rather than focusing on the
                                             growth  or  value  segments  of the
                                             market.

                                   When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                   The Fund intends to be fully invested at all times.


          Non-Principal Investment The Fund,  like any  mutual  fund,  maintains
          Strategies               cash reserves, (i.e. cash awaiting investment
                                   or cash held to meet  redemption  requests or
                                   to pay expenses).  Cash reserves are invested
                                   in short-term investments,  including certain
                                   FRIC  money  market  funds.  In  addition  to
                                   investing in such short-term investments, the
                                   Fund may use a hedging  strategy for its cash
                                   reserves to achieve its  strategy to be fully
                                   invested  by exposing  these  reserves to the
                                   performance   of   appropriate   markets   by
                                   purchasing     equity    securities    and/or
                                   derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


                                   A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                                   The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                   On  rare  occasions,  the  Fund  may  take  a
                                   temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.


QUANTITATIVE EQUITY FUND

          Non-Fundamental          Seeks to provide long term capital growth.
          Investment Objective


          Principal Investment     The   Quantitative    Equity   Fund   invests
          Strategies               primarily  in common  stocks  of  medium  and
                                   large  capitalization   companies  which  are
                                   predominantly   US   based.    While   market
                                   capitalization changes over time and there is
                                   not one  universally  accepted  definition of
                                   the lines  between  large,  medium  and small
                                   capitalization  companies, the Fund generally
                                   defines   large  and  medium   capitalization
                                   stocks  as  stocks   of  the   largest   1000
                                   companies in the US. On May 28, 2004, the day
                                   on which capitalization data was used for the
                                   annual reconstitution of the Russell indexes,
                                   the market  capitalization of these companies
                                   ranged from  approximately  $317.8 billion to
                                   $1.6 billion.  The market  capitalization  of
                                   these   companies  will  change  with  market
                                   conditions  and these  capitalization  ranges
                                   may   vary   significantly    between   index
                                   reconstitutions and at the time of the next index reconstitution.


                                   The Fund generally pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. The Fund emphasizes stocks that are deemed attractive based upon the quantitative models and factors that the managers' research has found to be predictive of positive excess returns over the long term and may include both growth and value securities.

                                   Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities it believes most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

                                   The Fund's money managers typically use a variety of quantitative models and techniques to rank the relative attractiveness of the securities. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

                                   The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                                   The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                                   When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                   The Fund intends to be fully invested at all times.


          Non-Principal Investment The Fund,  like any  mutual  fund,  maintains
          Strategies               cash reserves, (i.e. cash awaiting investment
                                   or cash held to meet  redemption  requests or
                                   to pay expenses).  Cash reserves are invested
                                   in short-term investments,  including certain
                                   FRIC  money  market  funds.  In  addition  to
                                   investing in such short-term investments, the
                                   Fund may use a hedging  strategy for its cash
                                   reserves to achieve its  strategy to be fully
                                   invested  by exposing  these  reserves to the
                                   performance   of   appropriate   markets   by
                                   purchasing     equity    securities    and/or
                                   derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


                                   The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                   On  rare  occasions,  the  Fund  may  take  a
                                   temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.


INTERNATIONAL SECURITIES FUND
-----------------------------

          Non-Fundamental          Seeks to provide long term capital growth.
          Investment Objective

          Principal Investment     The  International  Securities  Fund  invests
          Strategies               primarily  in  equity  securities  issued  by
                                   companies  domiciled  outside  the  US and in
                                   depositary receipts which represent ownership
                                   of securities of non-US companies. The Fund's
                                   investments   span  most  of  the   developed
                                   nations of the world (particularly Europe and
                                   the Far East) to  maintain  a high  degree of
                                   diversification     among    countries    and
                                   currencies.

                                   The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                                   The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                                        o    Growth Style emphasizes investments
                                             in equity  securities  of companies
                                             with above-average  earnings growth
                                             prospects.
                                        o    Value Style emphasizes  investments
                                             in equity  securities  of companies
                                             that  appear to a money  manager to
                                             be  undervalued  relative  to their
                                             corporate worth, based on earnings,
                                             book or asset  value,  revenues  or
                                             cash flow.
                                        o    Market-Oriented   Style  emphasizes
                                             investments   in   companies   that
                                             appear  to a  money  manager  to be
                                             undervalued   relative   to   their
                                             growth  prospects.  Managers select
                                             securities  from the  broad  equity
                                             market  rather than focusing on the
                                             growth  or  value  segments  of the
                                             market.  A variation  of this style
                                             maintains      investments     that
                                             replicate    country   and   sector
                                             weightings of a broad international
                                             market index.

                                   When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                   The Fund intends to be fully invested at all times.


          Non-Principal Investment The Fund,  like any  mutual  fund,  maintains
          Strategies               cash reserves, (i.e. cash awaiting investment
                                   or cash held to meet  redemption  requests or
                                   to pay expenses).  Cash reserves are invested
                                   in short-term investments,  including certain
                                   FRIC  money  market  funds.  In  addition  to
                                   investing in such short-term investments, the
                                   Fund may use a hedging  strategy for its cash
                                   reserves to achieve its  strategy to be fully
                                   invested  by exposing  these  reserves to the
                                   performance   of   appropriate   markets   by
                                   purchasing     equity    securities    and/or
                                   derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


                                   The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                   The Fund may invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries.

                                   On  rare  occasions,  the  Fund  may  take  a
                                   temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.


DIVERSIFIED BOND FUND
---------------------

          Non-Fundamental          Seeks  to  provide  current  income  and  the
          Investment Objective     preservation of capital.

          Principal Investment     The Diversified  Bond Fund invests  primarily
          Strategies               in  investment  grade  bonds.  Bonds are also
                                   called  fixed-income  securities.  Bonds  are
                                   securities representing debt obligations that
                                   require  the issuer to repay the  bondholders
                                   the   principal   amount   borrowed   and  to
                                   generally pay interest.  In  particular,  the
                                   Fund holds fixed income  securities issued or
                                   guaranteed  by the US  government  and,  to a
                                   lesser  extent by non-US  governments,  or by
                                   their      respective       agencies      and
                                   instrumentalities.      It     also     holds
                                   mortgage-backed     securities,     including
                                   collateralized mortgage obligations. The Fund
                                   also invests in corporate debt securities and
                                   dollar-denominated  obligations issued in the
                                   US by non-US banks and  corporations  (Yankee
                                   Bonds). A majority of the Fund's holdings are
                                   US  dollar   denominated.   The  Fund  has  a
                                   non-fundamental   policy  to  invest,   under
                                   normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                                   The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.4 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

                                   The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts.

                                   The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                   The Fund may use derivatives such as interest rate futures contracts, options on futures contracts and currency, credit or interest rate swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes.


          Non-Principal Investment The Fund,  like any  mutual  fund,  maintains
          Strategies               cash reserves, (i.e. cash awaiting investment
                                   or cash held to meet  redemption  requests or
                                   to pay expenses).  Cash reserves are invested
                                   in short-term investments,  including certain
                                   FRIC  money  market  funds.  In  addition  to
                                   investing in such short-term investments, the
                                   Fund may use a hedging  strategy for its cash
                                   reserves  by exposing  these  reserves to the
                                   performance   of   appropriate   markets   by
                                   purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


                                   The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                   On  rare  occasions,  the  Fund  may  take  a
                                   temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

SHORT DURATION BOND FUND (formerly Short Term Bond Fund)
--------------------------------------------------------

          Non-Fundamental          Seeks   to   provide   current   income   and
          Investment Objective     preservation of capital with a focus on short
                                   duration securities.

          Principal Investment     The  Short   Duration   Bond   Fund   invests
          Strategies               primarily  in bonds.  Bonds  are also  called
                                   fixed-income securities. Bonds are securities
                                   representing  debt  obligations  that require
                                   the  issuer  to  repay  the  bondholders  the
                                   principal  amount  borrowed  and to generally
                                   pay interest.  In particular,  the Fund holds
                                   fixed income  securities issued or guaranteed
                                   by the US government  and, to a lesser extent
                                   by non-US governments, or by their respective
                                   agencies and instrumentalities. It also holds
                                   mortgage-backed     securities,     including
                                   collateralized mortgage obligations. The Fund
                                   also invests in corporate debt securities and
                                   dollar-denominated  obligations issued in the
                                   US by non-US banks and  corporations  (Yankee
                                   Bonds). A majority of the Fund's holdings are
                                   US dollar denominated. From time to time, the
                                   Fund   may   invest   in    municipal    debt
                                   obligations.  The Fund has a  non-fundamental
                                   policy to invest, under normal circumstances,
                                   at least  80% of the  value of its  assets in
                                   bonds.  The Fund will provide 60 days' notice
                                   to its shareholders prior to a change in this
                                   policy.   The  80%   investment   requirement
                                   applies at the time the Fund invests its assets.

                                   The Fund defines short duration as a duration ranging from 0.5 to 3.0 years. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

                                   The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                                   The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

                                   The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                   The Fund may use derivatives such as interest rate futures contracts, options on futures contracts and currency, credit or interest rate swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


          Non-Principal Investment The Fund,  like any  mutual  fund,  maintains
          Strategies               cash reserves, (i.e. cash awaiting investment
                                   or cash held to meet  redemption  requests or
                                   to pay expenses).  Cash reserves are invested
                                   in short-term investments,  including certain
                                   FRIC  money  market  funds.  In  addition  to
                                   investing in such short-term investments, the
                                   Fund may use a hedging  strategy for its cash
                                   reserves  by exposing  these  reserves to the
                                   performance   of   appropriate   markets   by
                                   purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


                                   The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                   On  rare  occasions,  the  Fund  may  take  a
                                   temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

MULTISTRATEGY BOND FUND
-----------------------

          Non-Fundamental          Seeks to  provide  current  income,  and as a
          Investment Objective     secondary objective, capital appreciation.

          Principal Investment     The Multistrategy Bond Fund invests primarily
          Strategies               in bonds. Bonds are also called  fixed-income
                                   securities. Bonds are securities representing
                                   debt  obligations  that require the issuer to
                                   repay the  bondholders  the principal  amount
                                   borrowed and to generally  pay  interest.  In
                                   particular,   the  Fund  holds  fixed  income
                                   securities  issued  or  guaranteed  by the US
                                   government  and, to a lesser extent by non-US
                                   governments,  or by their respective agencies
                                   and   instrumentalities.    It   also   holds
                                   mortgage-backed     securities,     including
                                   collateralized mortgage obligations. The Fund
                                   also invests in corporate debt securities and
                                   dollar-denominated  obligations issued in the
                                   US by non-US banks and  corporations  (Yankee
                                   Bonds). A majority of the Fund's holdings are
                                   US  dollar   denominated.   The  Fund  has  a
                                   non-fundamental   policy  to  invest,   under
                                   normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                                   The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds." Junk bonds, and to a lesser extent other types of bonds, may sell at a discount and thereby provide opportunities for capital appreciation.

                                   The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.4 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

                                   The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                                   The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                   The Fund may use derivatives such as interest rate futures contracts, options on futures contracts and currency, credit or interest rate swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


          Non-Principal Investment The Fund,  like any  mutual  fund,  maintains
          Strategies               cash reserves, (i.e. cash awaiting investment
                                   or cash held to meet  redemption  requests or
                                   to pay expenses).  Cash reserves are invested
                                   in short-term investments,  including certain
                                   FRIC  money  market  funds.  In  addition  to
                                   investing in such short-term investments, the
                                   Fund may use a hedging  strategy for its cash
                                   reserves  by exposing  these  reserves to the
                                   performance   of   appropriate   markets   by
                                   purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


                                   The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                   On  rare  occasions,  the  Fund  may  take  a
                                   temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

 REAL ESTATE SECURITIES FUND
 ---------------------------

          Non-Fundamental          Seeks to provide current income and long term
          Investment Objective     capital  growth.

          Principal Investment     The  Real  Estate  Securities  Fund  seeks to
          Strategies               achieve its  objective by  concentrating  its
                                   investments  in  equity  securities  of  real
                                   estate  companies whose value is derived from
                                   ownership,   development  and  management  of
                                   underlying  real  estate   properties  ("real
                                   estate   securities").   The   Fund   has   a
                                   non-fundamental   policy  to  invest,   under
                                   normal  circumstances,  at  least  80% of the
                                   value   of  its   assets   in   real   estate
                                   securities.  The Fund will  provide  60 days'
                                   notice to its shareholders  prior to a change
                                   in   this   policy.    The   80%   investment
                                   requirement applies at the time the Fund invests its assets.

                                   The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

                                   The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                                   When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                   The Fund intends to be fully invested at all times.


          Non-Principal Investment The Fund,  like any  mutual  fund,  maintains
          Strategies               cash reserves, (i.e. cash awaiting investment
                                   or cash held to meet  redemption  requests or
                                   to pay expenses).  Cash reserves are invested
                                   in short-term investments,  including certain
                                   FRIC  money  market  funds.  In  addition  to
                                   investing in such short-term investments, the
                                   Fund may use a hedging  strategy for its cash
                                   reserves to achieve its  strategy to be fully
                                   invested  by exposing  these  reserves to the
                                   performance   of   appropriate   markets   by
                                   purchasing     equity    securities    and/or
                                   derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


                                   A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                                   The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                   On  rare  occasions,  the  Fund  may  take  a
                                   temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

EMERGING MARKETS FUND
---------------------

          Non-Fundamental          Seeks to provide long term capital growth.
          Investment Objective

          Principal Investment     The  Emerging  Markets  Fund  will  primarily
          Strategies               invest in equity securities of companies that
                                   are  located  in  countries   with   emerging
                                   markets or that  derive a  majority  of their
                                   revenues from  operations in such  countries.
                                   These  companies are referred to as "Emerging
                                   Market Companies." For purposes of the Fund's
                                   operations, an "emerging market country" is a
                                   country having an economy and market that the
                                   World Bank or the United Nations considers to
                                   be emerging or  developing.  These  countries
                                   generally  include every country in the world
                                   except  the  United  States,  Canada,  Japan,
                                   Australia  and  most  countries   located  in
                                   Western    Europe.    The    Fund    has    a
                                   non-fundamental   policy  to  invest,   under
                                   normal  circumstances,  at  least  80% of the
                                   value  of  its  assets  in  Emerging   Market
                                   Companies.  The Fund  will  provide  60 days'
                                   notice to its shareholders  prior to a change
                                   in   this   policy.    The   80%   investment
                                   requirement applies at the time the Fund invests its assets.

                                   The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.

                                   The Fund invests in common stocks, and to a limited extent in preferred stocks, of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-US companies. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

                                   Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

                                   The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                                        o    Growth Style emphasizes investments
                                             in equity  securities  of companies
                                             with above-average  earnings growth
                                             prospects.
                                        o    Value Style emphasizes  investments
                                             in equity  securities  of companies
                                             that  appear to a money  manager to
                                             be  undervalued  relative  to their
                                             corporate worth, based on earnings,
                                             book or asset  value,  revenues  or
                                             cash flow.
                                        o    Market-Oriented   Style  emphasizes
                                             investments   in   companies   that
                                             appear  to a  money  manager  to be
                                             undervalued   relative   to   their
                                             growth  prospects.  Managers select
                                             securities  from the  broad  equity
                                             market  rather than focusing on the
                                             growth  or  value  segments  of the
                                             market.  A variation  of this style
                                             maintains      investments     that
                                             replicate    country   and   sector
                                             weightings of a broad international
                                             market index.

                                   When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                   The Fund intends to be fully invested at all times.


          Non-Principal Investment The Fund,  like any  mutual  fund,  maintains
          Strategies               cash reserves, (i.e. cash awaiting investment
                                   or cash held to meet  redemption  requests or
                                   to pay expenses).  Cash reserves are invested
                                   in short-term investments,  including certain
                                   FRIC  money  market  funds.  In  addition  to
                                   investing in such short-term investments, the
                                   Fund may use a hedging  strategy for its cash
                                   reserves to achieve its  strategy to be fully
                                   invested  by exposing  these  reserves to the
                                   performance   of   appropriate   markets   by
                                   purchasing     equity    securities    and/or
                                   derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


                                   A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                                   The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral. The Fund may also occasionally invest in rights, warrants and convertible fixed-income securities.

                                   From time to time, the Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                                   On  rare  occasions,  the  Fund  may  take  a
                                   temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

                                      RISKS

      An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following tables describe types of risks that each Fund is subject to, based on the investments made by the Underlying Funds, and lists next to each description the Funds and Underlying Funds most likely to be affected by the risk. Other Funds and Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds and Underlying Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.

                                 Principal Risks

----------------------------------------   ---------------------------------------------------   --------------------------------
         Risk Associated With                                 Description                                 Relevant Fund
----------------------------------------   ---------------------------------------------------   --------------------------------

Multi-Manager Approach                     The investment styles employed by a Fund's money       All Funds
                                           managers may not be complementary. The interplay
                                           of the various strategies employed by a Fund's         (All Underlying Funds)
                                           multiple money managers may result in a Fund
                                           holding a concentration of certain types of
                                           securities. This concentration may be beneficial
                                           or detrimental to a Fund's performance depending
                                           upon the performance of those securities and the
                                           overall economic environment. The money managers
                                           selected for a Fund may underperform the market
                                           generally or other money managers that could have
                                           been selected for that Fund. The multi-manager
                                           approach could increase a Fund's portfolio
                                           turnover rates, realization of capital gains or
                                           losses, brokerage commissions and other
                                           transaction costs.

Asset Allocation Risk                      Neither the Funds nor FRIMCo can offer any             All Funds
                                           assurance that the recommended allocation will
                                           either maximize returns or minimize risks.  Nor
                                           can the Funds or FRIMCo offer assurance that a         (All Underlying Funds)
                                           recommended allocation will be the appropriate
                                           allocation in all circumstances for every
                                           investor with a particular time horizon.

Equity Securities

      o   Common Stocks                    The value of common stocks will rise and fall in      All Funds
                                           response to the activities of the company that
                                           issued the stock, general market conditions           (Underlying Funds:
                                           and/or economic conditions.  If an issuer is          Diversified Equity
                                           liquidated or declares bankruptcy, the claims of      Special Growth
                                           owners of bonds will take precedence over the         Quantitative Equity
                                           claims of owners of common stocks.                    International Securities
                                                                                                 Real Estate Securities
                                                                                                 Emerging Markets)

      o   Value Stocks                     Investments in value stocks are subject to the        All Funds
                                           risks of common stocks, as well as the risks that
                                           (i) their intrinsic  values may never be realized     (Underlying Funds:
                                           by the market or (ii) such stock may turn out not     Diversified Equity
                                           to have been undervalued.                             Special Growth
                                                                                                 International Securities
                                                                                                 Emerging Markets)


      o   Growth Stocks                    Investments in growth stocks are subject to the       All Funds
                                           risks of common stocks.  Growth company stocks
                                           generally provide minimal dividends which could       (Underlying Funds:
                                           otherwise cushion stock prices in a market            Diversified Equity
                                           decline. The value of growth company stocks may       Special Growth
                                           rise and fall significantly based, in part, on        International Securities
                                           investors' perceptions of the company, rather         Emerging Markets)
                                           than on fundamental analysis of the stocks.

      o   Market-Oriented Investments       Market-oriented investments are subject to the        All Funds
                                            risks of common stocks, as well as the risks
                                            associated with growth and value stocks.             (Underlying Funds:
                                                                                                 Diversified Equity
                                                                                                 Special Growth
                                                                                                 Quantitative Equity
                                                                                                 International Securities
                                                                                                 Emerging Markets)

      o   Securities of Small              Investments in securities of small capitalization     All Funds
         Capitalization Companies          companies are subject to the risks of common
                                           stocks. Investments in smaller companies may          (Underlying Fund:
                                           involve greater risks because these companies         Special Growth)
                                           generally have a limited track record. Smaller
                                           companies often have narrower markets and more
                                           limited managerial and financial resources than
                                           larger, more established companies. As a result,
                                           their performance can be more volatile, which may
                                           increase the volatility of a Fund's portfolio.

      o   Preferred Stocks                 Investments in preferred stocks are subject to the    All Funds
                                           risks of common stocks, as well as the risk that
                                           interest rates will rise and make the fixed           (Underlying Funds:
                                           dividend feature, if any, less appealing to           Emerging Markets
                                           investors.  Preferred stock does not usually have     International Securities)
                                           voting rights.

Fixed-Income Securities                    Prices of fixed-income securities rise and fall in    All Funds
                                           response to interest rate changes. Generally, when
                                           interest rates rise, prices of fixed-income
                                           securities fall. The longer the duration of the       (Underlying Funds:
                                           security, the more sensitive the security is to        Diversified Bond
                                           this risk. A 1% increase in interest rates would       Multistrategy Bond
                                           reduce the value of a $100 note by approximately       Short Duration Bond)
                                           one dollar if it had a one-year duration. There is
                                           also a risk that fixed income securities will be
                                           downgraded in credit rating or go into default.
                                           Lower-rated bonds, and bonds with larger final
                                           maturities, generally have higher credit risks.

      o  Non-Investment  Grade             Although lower rated debt securities  generally       All Funds
         Fixed-Income  Securities          offer a higher yield than higher rated
         debt ("Junk  Bonds")              securities,  they involve  higher  risks, higher
                                           volatility and higher risk of default                 (Underlying Funds:
                                           than nvestment grade bonds.                           Multistrategy  Bond
                                           They are especially subject to:                       Short Duration Bond)

                                                 o   Adverse changes in general economic
                                                     conditions and in the industries in which
                                                     their issuers are engaged,

                                                 o   Changes in the financial condition of
                                                     their issuers and

                                                 o   Price fluctuations in response to
                                                     changes in interest rates.

                                           As a result, issuers of lower rated debt
                                           securities are more likely than other issuers to
                                           miss principal and interest payments or to default
                                           which could result in a loss to a Fund.


          o   Government Issued or         Bonds guaranteed by a government are subject to        All Funds
              Guaranteed Securities        inflation risk and price depreciation risk.  Bonds
                                           issued by non-US governments are also subject to       (Underlying Funds:
                                           default risk.  These risks could result in losses      Diversified Bond
                                           to a Fund.                                             Multistrategy Bond
                                                                                                  Short Duration Bond)


International Securities                  A Fund's return and net asset value may be              All Funds
                                          significantly affected by political or economic
                                          conditions and regulatory requirements in a            (Underlying Funds:
                                          particular country. Non-US markets, economies and      Diversified Bond
                                          political systems may be less stable than US           International Securities
                                          markets, and changes in exchange rates of foreign      Multistrategy Bond
                                          currencies can affect the value of a Fund's            Emerging Markets
                                          foreign assets. Non-US laws and accounting             Short Duration Bond)
                                          standards typically are not as comprehensive as
                                          they are in the US and there may be less public
                                          information available about foreign companies.
                                          Non-US securities markets may be less liquid and
                                          have fewer transactions than US securities
                                          markets. Additionally, international markets may
                                          experience delays and disruptions in securities
                                          settlement procedures for a Fund's portfolio
                                          securities.

      o   Non-US Debt Securities          A Fund's non-US debt securities are typically           All Funds
                                          obligations of sovereign governments and
                                          corporations. To the extent that a Fund invests a      (Underlying Funds:
                                          significant portion of its assets in a                 Diversified Bond
                                          concentrated geographic area like Eastern Europe       Multistrategy Bond
                                          or Asia, the Fund will generally have more             Short Duration Bond)
                                          exposure to regional economic risks associated
                                          with foreign investments.

      o   Emerging Market Countries       Investments in emerging or developing markets           (Underlying Fund:
                                          involve exposure to economic structures that are        Emerging Markets)
                                          generally less diverse and mature, and to
                                          political systems which have less stability than
                                          those of more developed countries. These
                                          securities are particularly subject to a risk of
                                          default from political instability. Emerging
                                          market securities are subject to currency transfer
                                          restrictions and may experience delays and
                                          disruptions in securities settlement procedures
                                          for a Fund's portfolio securities. The volatility
                                          of emerging markets can be significantly higher
                                          than other equity asset classes.

      o   Instruments of US and           Non-US corporations and banks issuing dollar            All Funds
         Foreign Banks and Branches       denominated instruments in the US are not
         and Foreign Corporations,        necessarily subject to the same regulatory              (Underlying Funds:
         Including Yankee Bonds           requirements that apply to US corporations and          Diversified Bond
                                          banks, such as accounting, auditing and                 Multistrategy Bond
                                          recordkeeping standards, the public availability        Short Duration Bond)
                                          of information and, for banks, reserve
                                          requirements, loan limitations and examinations.
                                          This complicates efforts to analyze these
                                          securities, and may increase the possibility that
                                          a non-US corporation or bank may become insolvent
                                          or otherwise unable to fulfill its obligations on
                                          these instruments.


Derivatives (e.g. Futures                 If a Fund incorrectly forecasts interest rates in       All Funds
Contracts, Options on Futures,            using derivatives, the Fund could lose money.
Currency, Credit or Interest Rate         Price movements of a futures contract, option or        (Underlying Funds:
Swaps)                                    structured note may not be identical to price           Diversified Bond
                                          movements of portfolio securities or a securities       Multistrategy Bond
                                          index resulting in the risk that, when a Fund buys      Short Duration Bond)
                                          a futures contract or option as a hedge, the hedge
                                          may not be effective. Furthermore, regulatory
                                          requirements for the Funds to set aside assets to
                                          meet their obligations with respect to derivatives
                                          may result in a Fund being unable to purchase or
                                          sell securities when it would otherwise be
                                          favorable to do so, or in a Fund needing to sell
                                          securities at a disadvantageous time. A Fund may
                                          also be unable to close out its derivatives
                                          positions when desired.

Real Estate Securities                    Just as real estate values go up and down, the          (Underlying Fund:
                                          value of the securities of companies involved in        Real Estate Securities)
                                          the industry, and in which a Fund invests, also
                                          fluctuates. A Fund that invests in real estate
                                          securities is also subject to the risks associated
                                          with direct ownership of real estate. Additional
                                          risks include declines in the value of real
                                          estate, changes in general and local economic and
                                          real estate market conditions, increases in
                                          property taxes or other operating expenses and
                                          changes in tax laws and interest rates. The value
                                          of securities of companies that service the real
                                          estate industry may also be affected by such risks.

      o   REITs                           REITs may be affected by changes in the value of        (Underlying Fund:
                                          the underlying properties owned by the REITs and        Real Estate Securities)
                                          by the quality of tenants' credit. Moreover, the
                                          underlying portfolios of REITs may not be
                                          diversified, and therefore subject to the risk of
                                          investing in a limited number of properties. REITs
                                          are also dependent upon management skills and are
                                          subject to heavy cash flow dependency, defaults by
                                          tenants, self-liquidation and the possibility of
                                          failing either to qualify for tax-free pass
                                          -through of income under federal tax laws or to
                                          maintain their exemption from certain federal
                                          securities laws.

Municipal Obligations                     Municipal obligations are affected by economic,         All Funds
                                          business or political developments. These
                                          securities may be subject to provisions of              (Underlying Fund:
                                          litigation, bankruptcy and other laws affecting         Short Duration Bond)
                                          the rights and remedies of creditors, or may
                                          become subject to future laws extending the time
                                          for payment of principal and/or interest, or
                                          limiting the rights of municipalities to levy
                                          taxes.

Mortgage or Asset Backed Securities       Prepayment of principal on mortgage and asset           All Funds
                                          backed securities may expose a Fund to a lower
                                          rate of return upon reinvestment of principal.          (Underlying Funds:
                                          Also, if a security subject to prepayment has been      Diversified Bond
                                          purchased at a premium, in the event of prepayment      Multistrategy Bond
                                          the value of the premium would be lost.  A Fund         Short Duration Bond)
                                          that purchases mortgage backed securities is
                                          subject to certain additional risks. Rising
                                          interest rates tend to extend the duration of
                                          mortgage backed securities, making them more
                                          sensitive to changes in interest rates. As a
                                          result, in a period of rising interest rates, a
                                          Fund that holds mortgage backed securities may
                                          exhibit additional volatility. This is known as
                                          extension risk.

Depositary Receipts                       Depositary receipts are securities traded on a          (Underlying Funds:
                                          local stock exchange that represent interests in        International Securities
                                          securities issued by a foreign publicly-listed          Emerging Markets)
                                          company.  They may be affected by the risks
                                          associated with international securities, such as
                                          changes in political or economic conditions of
                                          other countries and changes in the exchange rates
                                          of foreign currencies. The value of depositary
                                          receipts will rise and fall in response to the
                                          activities of the company that issued the
                                          securities represented by the depositary receipts,
                                          general market conditions and/ or economic
                                          conditions.  Also, if there is a rise in demand
                                          for the underlying security and it becomes less
                                          available to the market, the price of the
                                          depositary receipt may rise, causing the Fund to
                                          pay a premium in order to obtain the desired
                                          depositary receipt.



                               Non-Principal Risks



Repurchase Agreements                     Under a repurchase agreement, a bank or broker          (Underlying Funds:
                                          sells securities to a Fund and agrees to                Diversified Bond
                                          repurchase them at the Fund's cost plus interest.       Short Duration Bond
                                          If the value of the securities declines and the         Multistrategy Bond)
                                          bank or broker defaults on its repurchase
                                          obligation, a Fund could incur a loss.

Exposing Cash Reserves                    By exposing its cash reserves to the performance        All Funds
to Appropriate Markets                    of appropriate markets by purchasing equity
                                          securities (in the case of equity funds) or fixed       (All Underlying Funds)
                                          income securities (in the case of fixed income
                                          funds) and/or derivatives, a Fund's performance
                                          tends to correlate more closely to the performance
                                          of that market as a whole. However, the market
                                          performance of these instruments may not correlate
                                          precisely to the performance of the corresponding
                                          market. This approach increases a Fund's
                                          performance if the particular market rises and
                                          reduces a Fund's performance if the particular
                                          market declines.

Emerging Market Countries                 Investments in emerging or developing markets           (Underlying Fund:
                                          involve exposure to economic structures that are        International Securities)
                                          generally less diverse and mature, and to
                                          political systems which have less stability than
                                          those of more developed countries. These
                                          securities are particularly subject to a risk of
                                          default from political instability. Emerging
                                          market securities are subject to currency transfer
                                          restrictions and may experience delays and
                                          disruptions in securities settlement procedures
                                          for a Fund's portfolio securities. The volatility
                                          of emerging markets can be significantly higher
                                          than other equity asset classes.

Illiquid Securities                       An illiquid security is one without an active           All Funds
                                          secondary market, making it difficult for an owner
                                          of the security to sell it. A Fund with an              (Underlying Funds:
                                          investment in an illiquid security may not be able      Special Growth
                                          to sell the security quickly and at a fair price,       Emerging Markets
                                          which could cause the Fund to realize losses on         Real Estate Securities)
                                          the security if the security is sold at a price
                                          lower than that at which it had been valued. An
                                          illiquid security may also have large price
                                          volatility.

Use of Models                             Models are constructed with the expectation that        All Funds
                                          they will be predictive of positive excess returns
                                          over the long term, but are not likely to be            (Underlying Fund:
                                          consistently predictive of positive excess returns      Quantitative Equity)
                                          over the short term.  This may cause a Fund's
                                          short-term investment performance to vary
                                          significantly from the long-term performance
                                          predicted by the models used for investment
                                          purposes.

Securities Lending                        If a borrower of a Fund's securities fails              (All Underlying Funds)
                                          financially, the Fund's recovery of the loaned
                                          securities may be delayed or the Fund may lose its
                                          rights to the collateral which could result in a
                                          loss to a Fund.


                               PORTFOLIO TURNOVER


      The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Underlying Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for an Underlying Fund may be selling a security when another money manager for the Underlying Fund (or for another Underlying Fund) is purchasing the same security. Also, when an Underlying Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Underlying Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. The annual portfolio turnover rates for each of the Underlying Funds, which in certain cases exceed 100%, are available in the Financial Highlights tables in the Prospectuses of the Underlying Funds.


                              PORTFOLIO DISCLOSURE


      A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Funds' Statement of Additional Information.

                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

      Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on a quarterly basis, with payment being made in April, July, October and December.

Capital Gains Distributions

      The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. An additional distribution may be declared and paid if required to avoid the imposition of a 4% federal excise tax on undistributed capital gains. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

      In addition, each Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.

Buying a Dividend

      If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

Automatic Reinvestment

      Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.

                                      TAXES

      In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

      If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains and, in many cases, distributions from non US corporations.

      When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

      The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

      Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate taxes. For Fund taxable years beginning after December 31, 2004 and before January 1, 2008, a portion of Fund distributions received by a non-US investor may, however, be exempt from US withholding tax to the extent attributable to US source interest income and short-term capital gains earned by the Fund. Also for that same three-year period, US estate taxes may not apply to that portion of Shares held by a non-US investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for US estate tax purposes. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

      If you are a corporate shareholder, a portion of the dividends you receive from a Fund may qualify for the corporate dividends received deduction.

      By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

      The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

      Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                        HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share


      The net asset value per share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.


      The price of Fund Shares is computed by dividing the current value of a Fund's assets (i.e., the share of the Underlying Funds at that day's net asset value per share of such Underlying Fund) (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by the Funds or an authorized Fund agent. See "How to Purchase Shares," "How to Redeem Shares" and "Exchange Privilege" for more information.


Valuation of Portfolio Securities

      The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.


      The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.


      Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

     o US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

     o US over-the-counter equities: Official closing price; last bid price if no closing price;

     o Foreign equities: Official closing price, where available, or last sale price; last bid price if no closing price;

     o    Listed ADRs/GDRs: Last sale price; last bid price if no sales;

     o Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

     o    Futures: Settlement price.

     o Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

     o The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally e equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

     o International equity securities traded on a national securities foreign exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or, lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

      If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

      This policy is intended to assure that the Underlying Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such
Underlying Fund's net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster; or an armed conflict.

      Because foreign securities can trade on non-business days, the net asset value of an Fund's portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.


               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS
                    AND PAYMENTS TO FINANCIAL INTERMEDIARIES

      The Funds offer multiple Classes of Shares in this Prospectus: Class D Shares, Class E Shares and Class S Shares.

      Class D Shares are available only to employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Fund shares in plan level or omnibus accounts on behalf of participants. Class D Shares are not available to any other category of investor, including, for example, retail non-retirement accounts, traditional or Roth IRA accounts, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or individual 403(b) plans. Each Fund reserves the right to change the categories of investors eligible to purchase its Shares.

      Class D Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder services plan. Under the distribution plan, the Class D Shares pay distribution fees of 0.25% annually for the sale and distribution of Class D Shares. Under the shareholder services plan, the Class D Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class D shareholders. Because both of these fees are paid out of the Class D Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class D Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

      Class E Shares participate in the Funds' shareholder services plan. Under the shareholder services plan, the Class E Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder services fees are paid out of the Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

      Class S Shares do not participate in either the Funds' distribution plan or the Funds' shareholder services plan.

      Financial Intermediaries may receive distribution compensation and/or shareholder servicing compensation from the Funds' Distributor with respect to Class D Shares of the Funds pursuant to the Funds' Rule 12b-1 distribution plan and/or the Funds' shareholder servicing plan. Financial Intermediaries may receive shareholder servicing compensation from the Funds' Distributor with respect to Class E Shares of the Funds pursuant to the Funds' shareholder servicing plan. These payments are reflected in the fees and expenses listed in the annual fund operating expenses table earlier in the Prospectus. The Funds' fees and expenses in that table also reflect payments by the Funds to Financial Intermediaries for providing transaction processing, account setup, account maintenance services and/or account consolidation.

       In addition to the foregoing payments, FRIMCo or the Funds' Distributor may make cash payments, from its own resources, to key Financial Intermediaries who support the sale of fund shares (including those who may offer Fund shares through specialized programs such as tax deferred retirement programs) in recognition of, or to pay a portion of costs related to, marketing, transaction processing and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may increase as the dollar value of Fund shares held through a particular Financial Intermediary increases. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table.

       FRIMCo or the Funds' Distributor may pay or allow other promotional incentive payments to Financial Intermediaries to the extent permitted by the rules adopted by the Securities and Exchange Commission and the National Association of Securities Dealers relating to the sale of mutual fund shares.

       To enable Financial Intermediaries to provide a higher level of service and information to prospective and current Fund shareholders, FRIMCo also offers them a range of complimentary software tools and educational services. FRIMCo provides such tools and services from its own resources.

       Ask your Financial Intermediary for additional information as to what compensation, if any, it receives from the Funds, the Funds' Distributor or FRIMCo.


                             HOW TO PURCHASE SHARES

      Unless you are eligible to participate in a Russell employee investment program, shares are only available through a select network of Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.

      There is currently no required minimum initial investment for the Funds offered by this Prospectus. Class D Shares are available only to employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Fund shares in plan level or omnibus accounts on behalf of participants. Class D Shares are not available to any other category of investor, including, for example, retail non-retirement accounts, traditional or Roth IRA accounts, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or individual 403(b) plans. Each Fund reserves the right to change the categories of investors eligible to purchase its Shares.

      If you purchase, redeem, exchange or hold Shares through a Financial Intermediary, your Financial Intermediary may charge you transaction-based fees, activity based fees and other fees for its services based upon its own policies and procedures. Those fees are retained entirely by your Financial Intermediary and no part of those fees are paid to FRIMCo, the Funds' Distributor or the Funds. Please contact your Financial Intermediary for more information about these fees as they may apply to your investments and your accounts.

      You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per share calculated after the Fund receives your order in proper form (as determined by your Financial Intermediary). The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.

      All purchases must be made in US dollars. Checks must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Funds of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Funds, may settle trades on the third business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds (i.e. any difference in net asset value between the trade date and the settlement date). In the case of insufficient funds checks, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.

      Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Offering Dates and Times

      Orders must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Purchases can be made on any day when Shares are offered. An authorized Fund agent is an entity contractually designated by FRIMCo to receive and accept orders for the purchase and redemption of shares of the Funds. Some, but not all, Financial Intermediaries are authorized Fund agents, and some, but not all, authorized Fund agents are Financial Intermediaries. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be credited.

Order and Payment Procedures

      Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

Automated Investment Program

      If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $25 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within US financial institutions that are members of the Federal Reserve System. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.

                               EXCHANGE PRIVILEGE

How to Exchange Shares

      Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

      Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

         An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.

Systematic Exchange Program

      If you invest through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

         A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.


                           RIGHT TO REJECT OR RESTRICT
                          PURCHASE AND EXCHANGE ORDERS


      The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. The Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Each Fund reserves the right to restrict or reject, without prior notice, any purchase or exchange order for any reason, including transactions representing frequent trading. For example, a Fund may, in its discretion, restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a Fund's portfolio or otherwise not be in a Fund's best interests. In the event that a Fund rejects an exchange request, the Fund will not process the purchase side of the exchange and will seek additional instructions from the Financial Intermediary regarding whether or not to proceed with the redemption side of the exchange. The Funds' frequent trading policies have been approved by the Funds' Board of Trustees.


Frequent Trading Policies and Limitations on Trading Activity


      Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not knowingly permitted by the Funds. Frequent traders and market-timers should not invest in the Funds. The Funds are intended for long-term investors.


      The Funds, subject to the limitations described below, take steps reasonably designed to curtail frequent trading practices by investors or Financial Intermediaries.

      The Funds monitor for redemptions made within 60 days of purchase on a "first-in, first-out" basis.

      If either of these monitoring activities detects an account whose trading activity falls within the above described categories, the Funds will take the following steps:

     o Review the trading history for that account to determine if two round trips have occurred in a 90 day period to establish whether the pattern of trading activity may constitute impermissible frequent trading.

     o If a potential impermissible frequent trading pattern has been identified, the Funds will contact the Financial Intermediary to remind that Financial Intermediary of the Funds' frequent trading policy and to notify the Financial Intermediary that if the trading pattern continues, the Funds' will exercise their right to restrict or reject purchase and exchange orders.
     o The Funds will continue to monitor trading activity in the account and if a third round trip is detected, the Funds will again contact the Financial Intermediary to remind that Financial Intermediary of the Funds' frequent trading policy and to notify the Financial
          Intermediary that if the trading pattern continues, the Funds' will exercise their right to restrict or reject purchase and exchange orders.
     o The Funds will continue to monitor trading activity in the account and if another round trip occurs, the Funds will generally exercise their right to restrict or reject all purchase and exchange orders for that Financial Intermediary. However, if the Financial Intermediary does not have the ability to control the trading activity of the shareholder in question due to retirement plan exchange limits, ERISA considerations or Department of Labor regulations or if the termination of the Financial Intermediary's trading relationship with the Funds may not be in the best interest of the Fund or its shareholders, the Funds will seek the advice of legal counsel regarding how to proceed in this situation and will provide a report to the Board of Trustees regarding the situation and its resolution.

      The Funds, through their agents, will use their best efforts to exercise the Funds' right to restrict or reject purchase and exchange orders as described above.


      These trading limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. These trading limits are subject to the Funds' ability to monitor trading activity as described below. Automated or pre-established exchange, asset allocation and dollar cost averaging long-term investment programs of Financial Intermediaries are not subject to these trading limitations.

      The Funds will make best efforts to enforce the policy described above, however there may be limitations on the ability of the Funds to detect and curtail frequent trading practices for a significant percentage of a Fund's shareholders, depending on the structure of a Fund's shareholder accounts. In applying the policy on limitations on trading activity, the Funds consider the information available to them at the time and reserve the right to consider trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges. This policy will not affect any shareholder's redemption rights.

      Currently, Funds that have principal investment strategies to invest in fixed income securities are not considered to have the same risks associated with frequent trading as equity funds. However, these Funds or their agents will take the steps described above to curtail any frequent trading activity that is identified.

Risks of Frequent Trading

      Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund's portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund's operating expenses and decrease the Fund's performance. Since the Funds use hedging strategies to ensure that each Fund is fully invested, maintenance of a higher level of cash balances would not decrease a Fund's exposure to market moves but would decrease the proportion of the Fund that is actively managed.

      Additionally, to the extent that a Fund invests in Underlying Funds that invest significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund's valuation time (referred to as price arbitrage). These Underlying Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what they believe to be the fair value of the foreign securities as of the valuation time. To the extent that an Underlying Fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

      Because certain small cap equity securities may be traded infrequently, to the extent that a Fund invests in Underlying Funds that invest significantly in small cap equity securities investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund's portfolio to a greater degree than Funds which invest in Underlying Funds that invest in highly liquid securities, in part because the Underlying Fund may have difficulty selling these small cap portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Limitations on the Ability to Detect and Curtail Frequent Trading

      The Funds will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. These circumstances include:

     o Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent frequent trading, there is no guarantee that the Funds or their agents will be able to identify each such shareholder or curtail their trading practices.
     o The ability of the Funds and their agents to detect and curtail frequent trading activity may also be limited by operation systems and technological limitations.
     o The Funds also generally receive purchase, exchange and redemption orders through Financial Intermediaries and cannot always know or reasonably detect frequent trading which may be facilitated by certain Financial Intermediaries.
     o Omnibus account arrangements are common forms of holding Fund shares, particularly among certain Financial Intermediaries such as brokers and retirement plans. These arrangements permit the Financial Intermediary to aggregate their clients' transactions and ownership positions into one account with a Fund. Generally, in these circumstances, the identities of individual shareholders are not known to a Fund.

      The Underlying Funds have similar frequent trading policies. Please see the Prospectuses of the Underlying Funds for further information.

                              HOW TO REDEEM SHARES

      Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase.

Redemption Dates and Times

      Redemption requests must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.

Systematic Withdrawal Program

      If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it may be a taxable transaction.

      You may  discontinue  the  systematic  withdrawal  program,  or change the
amount  and  timing  of  withdrawal   payments  by  contacting   your  Financial
Intermediary.

                         PAYMENT OF REDEMPTION PROCEEDS

      Payment will ordinarily be made within seven days of receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.


      Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be (a) wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form or (b) sent by Electronic Funds Transfer (EFT) to your predesignated bank account on the second business day after a Fund receives your redemption request in proper form. On Federal Reserve holidays, funds will settle on the next day the Federal Reserve is open. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. The Funds will always charge a fee when sending an international wire transfer. The Funds reserve the right to charge a fee when sending a domestic wire transfer for redemptions. The Funds do not charge for EFT though your bank may charge a fee to receive the EFT. Wire transfers and EFTs can be sent to US financial institutions that are members of the Federal Reserve System.


                   OTHER INFORMATION ABOUT SHARE TRANSACTIONS

Written Instructions

      The Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

      o    The Fund name and account number

      o    Details related to the transaction including type and amount

      o    Signatures of all owners exactly as registered on the account

      o    Any supporting legal documentation that may be required


Responsibility for Fraud

      Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

      Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. If a signature guarantee is required, the Funds will only accept STAMP2000 Medallion Imprints. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

Redemption In-Kind

      A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution of in-kind securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Uncashed Checks

      Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts

      Many brokers, employee benefit plans and bank trusts combine their clients' holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary's omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                            MONEY MANAGER INFORMATION

      The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Underlying Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

      This section identifies the money managers for the Underlying Funds in which the Funds invest. The Underlying Funds may engage or terminate a money manager at any time, subject to the approval of the Underlying Funds' Board of Trustees, without a shareholder vote. A complete list of current money managers for the Underlying Funds can also be found at www.Russell.com.

                             Diversified Equity Fund


     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

     Ark  Asset Management Co., Inc., 125 Broad Street, New York, NY 10004.

     Institutional  Capital  Corporation,  225  W.  Wacker  Drive,  Suite  2400,
          Chicago, IL 60606.

     Jacobs Levy  Equity  Management,  Inc.,  100 Campus  Drive,  P.O.  Box 650,
          Florham Park, NJ 07932-0650.

     Marsico Capital Management,  LLC, 1200 17th Street,  Suite 1600, Denver, CO
          80202.

     MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

     Montag & Caldwell,  Inc., 3455 Peachtree Road, NE, Suite 1200,  Atlanta, GA
          30326-3248.

     Schneider Capital  Management  Corporation,  460 E. Swedesford  Road, Suite
          1080, Wayne, PA 19087.

     Suffolk Capital  Management,  LLC, 1633 Broadway,  40th Floor, New York, NY
          10019.

     Turner Investment Partners,  Inc., 1205 Westlakes Drive, Suite 100, Berwyn,
          PA 19312.


                            Quantitative Equity Fund


     Aronson+Johnson+Ortiz,   LP,   230  South   Broad   Street,   20th   Floor,
          Philadelphia, PA 19102.

     Franklin Portfolio  Associates,  LLC, One Boston Place, 29th Floor, Boston,
          MA 02108.

     Goldman Sachs Asset Management, L.P., 32 Old Slip, 17th Floor, New York, NY
          10005.

     Jacobs Levy  Equity  Management,  Inc.,  100 Campus  Drive,  P.O.  Box 650,
          Florham Park, NJ 07932-0650.


                               Special Growth Fund

     CapitalWorks Investment Partners,  LLC, 402 West Broadway,  25th Floor, San
          Diego, CA 92101.

     David J. Greene and  Company,  LLC,  599  Lexington  Avenue,  New York,  NY
          10022-6067.

     Delphi Management, Inc., 50 Rowes Wharf, Suite 540, Boston, MA 02110.

     Goldman Sachs Asset Management, L.P., 32 Old Slip, 17th Floor, New York, NY
          10005.

     Gould Investment  Partners LLC, 1235 Westlakes Drive, Suite 280, Berwyn, PA
          19312-2412.

     Jacobs Levy  Equity  Management,  Inc.,  100 Campus  Drive,  P.O.  Box 650,
          Florham Park, NJ 07932-0650.

     Nicholas-Applegate  Capital Management LLC, 600 West Broadway,  Suite 2900,
          San Diego, CA 92101.



     TimesSquare Capital  Management,  LLC, Four Times Square,  25th Floor,  New
          York, NY 10036-9998.


     Tyee Capital Management, Inc., 1301 S.W. Fifth Avenue, Suite 2100 Portland,
          OR 97204.


                           Real Estate Securities Fund

     AEW Management and Advisors, L.P., World Trade Center East, Two Seaport Lane, 16th Floor, Boston, MA 02210-2021.

     Heitman Real Estate  Securities  LLC, 191 North Wacker  Drive,  Suite 2500,
          Chicago, IL 60606.

     INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division, Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240.

     RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue, 41st
          Floor, Chicago IL 60611-1901.


                          International Securities Fund

     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.


     AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830. .


     Axiom International  Investors  LLC,  55  Railroad  Avenue,  Greenwich,  CT
          06830-6378.

     The Boston Company Asset Management, LLC, Mellon Financial Center One Boston Place, 14th Floor, Boston, MA 02108-4408.



     Fidelity Management & Research Company,  82 Devonshire Street,  Mail Zone -
          V5B, Boston, MA 02109-3614.


     MFS  Institutional   Advisors,   Inc.  500  Boylston  Street,   Boston,  MA
          02116-3740.


     Marvin & Palmer  Associates,  Inc.,  1201 North Market Street,  Suite 2300,
          Wilmington, DE 19801-1165.

     Mondrian Investment Partners Limited, 80 Cheapside,  3rd Floor, London EC2V
          6EE England.




     Wellington Management Company, LLP, 75 State Street, Boston, MA 02109.


                              Emerging Markets Fund

     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

     Arrowstreet Capital,  Limited  Partnership,  44 Brattle Street,  5th Floor,
          Cambridge MA 02138.

     Genesis Asset Managers, LLP, P.O. Box 466 Barclays Court, Les Echelons, St.
          Peter Port, Guernsey, GY1 6AW Channel Islands.

     T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202-1009.

     Wells Capital   Management  Inc.,  525  Market  Street,   10th  Floor,  San
          Francisco, CA 94105.


                              Diversified Bond Fund


     Bear Stearns Asset Management Inc., 383 Madison Avenue, New York, NY 10179.


     Lehman Brothers Asset  Management LLC, 200 South Wacker Drive,  Suite 2100,
          Chicago, IL 60606.


     Pacific Investment  Management Company LLC, 840 Newport Center Drive, Suite
          300, P.O. Box 6430, Newport Beach, CA 92660.

     Western Asset Management Company, 385 East Colorado Boulevard, Pasadena, CA
          91101.


                             Multistrategy Bond Fund


     Bear Stearns Asset  Management Inc. ("Bear  Stearns"),  383 Madison Avenue,
          New York, NY 10179.

     Delaware  Management  Company,  a series of  Delaware  Management  Business
          Trust, One Commerce Square, 2005 Market Street, Philadelphia, PA 19103-3682.

     Morgan Stanley  Investment  Management  Inc.,  One Tower Bridge,  100 Front
          Street, Suite 1100,West Conshohocken, PA 19428-2881.

     Pacific Investment  Management Company LLC, 840 Newport Center Drive, Suite
          300, P.O. Box 6430, Newport Beach, CA 92660.

                            Short Duration Bond Fund

     Merganser Capital Management L.P., 99 High Street, Boston, MA 02110-2320.

     Pacific Investment  Management Company LLC, 840 Newport Center Drive, Suite
          300, P.O. Box 6430, Newport Beach, CA 92660.

     STW  Fixed Income  Management,  6185 Carpinteria  Avenue,  Carpinteria,  CA
          93013.

     When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Underlying Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semi-annual report or the SAI of the Funds and the Underlying Funds, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

        Frank Russell Investment Company
        909 A Street
        Tacoma, WA  98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495


The Funds' and the Underlying Funds' SAI and annual and semi-annual reports to shareholders are available, free of charge, on the Funds' Web site at www.russell.com.

You can review and copy information about the Funds and the Underlying Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
   Class D, E and S Shares:
   2010 Strategy Fund
   2020 Strategy Fund
   2030 Strategy Fund
   2040 Strategy Fund


                                    Distributor: Russell Fund Distributors, Inc.
                        Frank Russell Investment Company's SEC File No. 811-3153
                                                                36-08-168 (0705)

LIFEPOINTS(R) FUNDS

TARGET DATE SERIES


                                                FRANK RUSSELL INVESTMENT COMPANY












LifePoints(R) Funds
              Target Date Series

PROSPECTUS

CLASS A AND C SHARES:

2010 STRATEGY FUND

2020 STRATEGY FUND

2030 STRATEGY FUND

2040 STRATEGY FUND



PROSPECTUS DATED JUNE 30, 2005







909 A STREET, TACOMA, WA    98402 o  800-787-7354

--------------------------------------------------------------------------------
As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.
--------------------------------------------------------------------------------

                                Table of Contents

Risk/Return Summary..........................................................
   Investment Objective......................................................
   Principal Investment Strategies...........................................
   Summary Principal Risks...................................................
   Performance...............................................................
   Fees and Expenses.........................................................
The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification.......
Management of the Funds and Underlying Funds.................................
The Money Managers for the Underlying Funds..................................
Investment Objective and Investment Strategies of the Underlying Funds.......
Principal Risks..............................................................
Portfolio Turnover...........................................................
Portfolio Disclosure.........................................................
Dividends and Distributions..................................................
Taxes........................................................................
How Net Asset Value is Determined............................................


Choosing a Class of Shares to Buy............................................
More About Deferred Sales Charges............................................

How to Purchase Shares.......................................................
Exchange Privilege...........................................................
Right to Reject or Restrict Purchase or Exchange Orders......................
How to Redeem Shares.........................................................
Payment of Redemption Proceeds...............................................
Other Information About Share Transactions...................................
Money Manager Information....................................................

                               RISK/RETURN SUMMARY

                              Investment Objective


     Each of the following Frank Russell Investment Company ("FRIC") LifePoints Funds (the "Funds") has a non-fundamental investment objective. This means that each Fund's investment objective may be changed by the Board of Trustees of a Fund without shareholder approval. Each of the Funds is a "fund of funds" and invests only in the shares of other FRIC funds.

    2010 Strategy Fund             Seeks to  provide  capital  growth and income
                                   consistent with its current asset  allocation
                                   which  will   change   over  time,   with  an
                                   increasing allocation to fixed income funds.

                                   The Fund pursues this objective by investing in a diversified portfolio initially consisting of approximately 45% stock funds and 55% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund's allocation to fixed income funds will be fixed at 80% in approximately the year 2030.

    2020 Strategy Fund             Seeks to  provide  capital  growth and income
                                   consistent with its current asset  allocation
                                   which  will   change   over  time,   with  an
                                   increasing allocation to fixed income funds.

                                   The Fund pursues this objective by investing in a diversified portfolio initially consisting of approximately 55% stock funds and 45% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund's allocation to fixed income funds will be fixed at 80% in approximately the year 2040.

    2030 Strategy Fund             Seeks to  provide  capital  growth and income
                                   consistent with its current asset  allocation
                                   which  will   change   over  time,   with  an
                                   increasing allocation to fixed income funds.

                                   The Fund pursues this objective by investing in a diversified portfolio initially consisting of approximately 64% stock funds and 36% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund's allocation to fixed income funds will be fixed at 80% in approximately the year 2050.

    2040 Strategy Fund             Seeks to  provide  capital  growth and income
                                   consistent with its current asset  allocation
                                   which  will   change   over  time,   with  an
                                   increasing allocation to fixed income funds.

                                   The Fund pursues this objective by investing in a diversified portfolio initially consisting of approximately 72% stock funds and 28% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund's allocation to fixed income funds will be fixed at 80% in approximately the year 2060.

                         Principal Investment Strategies

      Each of the Funds discussed in this Prospectus is a "fund of funds," and seeks to achieve its objective by investing, at present, in the Class S Shares of several other FRIC funds (the "Underlying Funds") representing various asset classes.

      The Funds are designed for investors who plan to retire close to the year indicated in the Fund name, the "target year." The Funds are intended for investors planning for retirement who desire an asset allocated portfolio that becomes more conservative over time. The allocation of each Fund's assets to the Underlying Funds in which it invests will become more conservative over time. At the target year and for several years thereafter the Funds will maintain a substantial allocation to stock funds. About 20 years after a Fund's target year the Fund is expected to have and thereafter maintain a 20% allocation to stock funds and an 80% allocation to fixed income funds. This means that there is a higher level of risk associated with a Fund's asset allocation in its target year as compared to its asset allocation 20 years after its target year. Based on the Funds' asset allocation model, the Funds believe that it is appropriate for most investors to reach their most conservative asset allocation about 20 years after retirement. A more conservative investor might want to consider investing in a Fund with a target date earlier than one that is closest to their planned retirement year.





      The following table shows the Funds' initial allocation to stock funds and fixed income funds.


----------------                                        --------------- --------------- --------------- --------------
Asset                                                   2010 Strategy   2020 Strategy   2030 Strategy       2040
Allocation                                                  Fund            Fund           Fund       Strategy Fund
                                                        --------------- --------------- --------------- --------------
Underlying stock funds..................................        45%             55%             64%            72%
Underlying fixed income funds...........................        55%             45%             36%            28%

      The following table shows the Underlying Funds in which each Fund invests and the initial target allocation to each Underlying Fund.

----------------                                        --------------- --------------- --------------- --------------
                                                        2010 Strategy    2020 Strategy   2030 Strategy       2040
Underlying Fund                                               Fund           Fund           Fund        Strategy Fund
                                                        --------------- --------------- --------------- --------------
Diversified Equity Fund.................................     12.25%          14.75%          17.40%         20.20%
Special Growth Fund.....................................      3.25%           3.75%           4.20%          4.60%
Quantitative Equity Fund................................     12.25%          14.75%          17.40%         20.20%
International Securities Fund...........................     12.25%          14.75%          16.60%         17.80%
Diversified Bond Fund...................................     25.25%          21.75%          16.00%          8.00%
Short Duration Bond Fund (formerly Short Term Bond Fund)     24.75%           8.25%           0.00%          0.00%
Multistrategy Bond Fund.................................      5.00%          15.00%          20.00%         20.00%
Real Estate Securities Fund.............................      4.25%           4.75%           5.20%          5.60%
Emerging Markets Fund...................................      0.75%           2.25%           3.20%          3.60%

         The following chart illustrates how Frank Russell Investment Management Company ("FRIMCo"), the Funds investment adviser, expects the target asset allocation for the Funds to change over time. The actual asset allocations may differ from this chart but are not expected to vary by more than 10%. The Funds' investments in the Underlying Funds may be affected by a variety of factors. For example, an Underlying Fund may stop accepting or limit additional investments, forcing the Funds to invest in a different Underlying Fund.

Years TO Retirement        Equity           Fixed Income
-------------------------- ---------        ------------
         35                72.0%            28.0%
                           71.2%            28.8%
                           70.4%            29.6%
                           69.6%            30.4%
                           68.8%            31.2%
         30                68.0%            32.0%
                           67.2%            32.8%
                           66.4%            33.6%
                           65.6%            34.4%
                           64.8%            35.2%
         25                64.0%            36.0%
                           63.2%            36.8%
                           62.4%            37.6%
                           61.6%            38.4%
                           60.8%            39.2%
         20                60.0%            40.0%
                           59.0%            41.0%
                           58.0%            42.0%
                           57.0%            43.0%
                           56.0%            44.0%
         15                55.0%            45.0%
                           54.0%            46.0%
                           53.0%            47.0%
                           52.0%            48.0%
                           51.0%            49.0%
         10                50.0%            50.0%
                           49.0%            51.0%
                           48.0%            52.0%
                           47.0%            53.0%
                           46.0%            54.0%
         5                 45.0%            55.0%
                           44.0%            56.0%
                           43.0%            57.0%
                           42.0%            58.0%
                           41.0%            59.0%
         0                 40.0%            60.0%

Years
AFTER
Retirement                 Equity           Fixed Income
--------------             ---------        ------------
         0                 40.0%            60.0%
                           39.0%            61.0%
                           38.0%            62.0%
                           37.0%            63.0%
                           36.0%            64.0%
         5                 35.0%            65.0%
                           34.0%            66.0%
                           33.0%            67.0%
                           32.0%            68.0%
                           31.0%            69.0%
         10                30.0%            70.0%
                           29.0%            71.0%
                           28.0%            72.0%
                           27.0%            73.0%
                           26.0%            74.0%
         15                25.0%            75.0%
                           24.0%            76.0%
                           23.0%            77.0%
                           22.0%            78.0%
                           21.0%            79.0%
         20                20.0%            80.0%

         Currently, FRIMCo will manage each Fund according to its target asset allocation strategy, and will not trade actively among the Underlying Funds or attempt to capture short-term market opportunities. However, from time to time, FRIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which a Fund invests Each Fund expects that the amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in this prospectus.

         Once a Fund's asset allocation is similar to that of FRIC's Conservative Strategy Fund (20% allocation to stock funds and 80% allocation to fixed income funds), the Fund's Board of Trustees may approve combining the Fund with the Conservative Strategy Fund. The Conservative Strategy Fund is also a fund of funds that invests in the same Underlying Funds as the Funds. The Conservative Strategy Fund's allocation of approximately 20% of its assets to stock funds and 80% of its assets to fixed income funds is expected to remain stable over time. The Board may grant approval of the combination if it determines the combination to be in the best interest of Fund shareholders. Once such a combination occurs, shareholders of the Fund will own shares of the Conservative Strategy Fund. Shareholders of the Fund will be notified prior to such a combination. These combinations are expected to occur within approximately 20 years after the year indicated in a Fund's name.

                                 Choosing a Fund

         The Funds are designed for investors who plan to retire close to the target year indicated in the Fund name. The Funds are intended for investors planning for retirement who desire an asset allocated portfolio that becomes more conservative over time. The Funds that are farthest from their stated target year invest a greater portion of their assets in Underlying Funds that invest in stocks, which provide a greater opportunity for capital appreciation over the long-term. Generally, the potential for higher returns over time is accompanied by a higher risk of a decline in the value of your investment. The Funds that are closer to their stated target year invest a greater portion of their assets in Underlying Funds that invest in fixed income securities, which typically offer reduced risk and price volatility, and, accordingly, lower expected returns than the Funds that are farther from their stated target year. After the target year, each Fund will continue towards a more conservative allocation until about 20 years after its target year when the Fund will have and thereafter maintain a 20% allocation to stock funds.

         When selecting a Fund, consider your estimated retirement date. It is expected that you will choose a Fund whose stated target year is closest to your retirement date. Choosing a Fund targeting an earlier target year represents a more conservative choice; choosing a Fund with a later target year represents a more aggressive choice. It is important to note that the target year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. A more conservative investor might want to consider investing in a Fund with a target date earlier than one that is closest to their planned retirement year.

         Asset allocation - dividing your investment among stocks and fixed income securities - is one of the most critical decisions you can make as an investor. It is also important to recognize that the asset allocation strategy you use today may not be appropriate as you move closer to retirement. The Funds are designed to provide you with a single Fund whose asset allocation changes over time as your investment horizon changes.

         You should also realize that the Funds are not a complete solution to your retirement needs. You must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income you may have.


                                 Diversification

      Each Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Funds invest is a diversified investment company.

                                 Principal Risks


You should consider the following factors before investing in a Fund:

       o Each Fund has a different level of risk. The Funds that are farther from their stated target year will tend to be more risky than the Funds that are closer to their stated target year.

      o An investment in a Fund, like any investment, has risks. The value of each Fund fluctuates, and you could lose money.

      o Neither the Funds nor FRIMCo can offer any assurance that the recommended asset allocation of a Fund will either maximize returns or minimize risks. Nor can the Funds or FRIMCo offer assurance that a recommended asset allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon.

      o The asset allocation of each fund is based solely on time horizon. An investor may need to take into account other factors in determining the appropriateness of an investment in the Funds.

      o Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds' investment strategies.

      o The policy of each Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, each Fund may have less flexibility to invest than a mutual fund without such constraints.

      o A Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities, fixed income securities and international securities. For further detail on the risks summarized here, please refer to the section "Risks."

      o The Funds' exposure, through the Underlying Funds, to international investments subjects the Funds to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the US.

      o An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

      o The officers and Trustees of the Funds presently serve as officers and Trustees of the Underlying Funds. FRIMCo presently serves as investment manager of the Funds and Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Funds and to the Underlying Funds.

                                   Performance

      Because the Funds are new, performance history and average annual returns for these Funds are not included in this Prospectus. Performance history and average annual returns for all Funds will be available after each Fund has been in operation for one calendar year.

                                Fees and Expenses

      The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds. The Fund expenses shown in the Annual Fund Operating Expenses table do not include the pro-rata expenses of the Underlying Funds, which are shown in the two tables under "Indirect Expenses."

                                Shareholder Fees
                    (fees paid directly from your investment)


                                                                              Maximum
                                                              Maximum       Sales Charge
                                                            Sales Charge       (Load)         Maximum
                                                               (Load)        Imposed on       Deferred
                                                             Imposed on      Reinvested     Sales Charge  Redemption     Exchange
                                                             Purchases       Dividends         (Load)         Fees*       Fees
                                                           --------------- --------------- --------------------------- ----------
All Funds, Class A........................................     5.75%            None           1.00%*        None        None
All Funds, Class C........................................     None             None           None          None        None



* Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. For more information, please refer to the section "Payment of Redemption Proceeds."


                        Annual Fund Operating Expenses##
                  (expenses that are deducted from Fund assets)
                                (% of net assets)



                                                ------------------------------------------------ --------------------------------
                                                                                       Total
                                                                                       Annual          Less             Net
                                                             Distribution               Fund        Fee Waivers     Annual Fund
                                                 Advisory      (12b-1)     Other      Operating      and Expense      Operating
                                                   Fee          Fees**    Expenses*#  Expenses#    Reimbursements#    Expenses


Class A Shares
   2010 Strategy Fund.                             0.20%      0.25%       1.01%       1.46%        (1.21)%           0.25%
   2020 Strategy Fund..............................0.20%      0.25%       1.01%       1.46%        (1.21)%           0.25%
   2030 Strategy Fund..............................0.20%      0.25%       1.01%       1.46%        (1.21)%           0.25%
   2040 Strategy Fund..............................0.20%      0.25%       1.01%       1.46%        (1.21)%           0.25%

Class C Shares
   2010 Strategy Fund...........................     0.20%      0.75%      1.26%       2.21%         (1.21)%         1.00%
   2020 Strategy Fund...........................     0.20%      0.75%      1.26%       2.21%         (1.21)%         1.00%
   2030 Strategy Fund...........................     0.20%      0.75%      1.26%       2.21%         (1.21)%         1.00%
   2040 Strategy Fund...........................     0.20%      0.75%      1.26%       2.21%         (1.21)%         1.00%


* "Other Expenses" includes a shareholder servicing fee of 0.25% of average daily net assets for Class C Shares and an administrative fee of 0.05% of average daily net assets for both Class C and Class A Shares.
** Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Class D Shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class D Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.
# FRIMCo, as investment adviser, has contractually agreed to waive, at least through February 28, 2006, its 0.20% advisory fee for each Fund. Direct operating expenses (other than Rule 12b-1 distribution fees, shareholder servicing fees, non-recurring expenses and extraordinary expenses) are borne either by the Underlying Funds in which a Fund invests pursuant to Special Servicing Agreements between each affected Fund, Underlying Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. The Special
     Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through February 28, 2007 and may be renewed thereafter. If these arrangements are discontinued, Fund expenses may increase.
## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.




Indirect Expenses

      Shareholders in a Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Funds may invest.

      As explained at the beginning of this Prospectus, each Fund will invest in some, but not all, of the Underlying Funds.




                                                                                     Total          Less
                                                                                  Annual Fund   Fee Waivers          Net
                                                        Advisory                   Operating    and Expense      Annual Fund
                                                           Fee    Other Expenses*  Expenses    Reimbursements Operating Expenses
Underlying Fund (Class S Shares)
     Diversified Equity**............................     0.73%         0.27%        1.00%           0.00%             1.00%
     Quantitative Equity.............................     0.73%         0.26%         .99%           0.00%              .99%
     Special Growth..................................     0.90%         0.39%        1.29%           0.00%             1.29%
     Real Estate Securities..........................     0.80%         0.31%        1.11%           0.00%             1.11%
     International Securities........................     0.90%         0.39%        1.29%           0.00%             1.29%
     Emerging Markets**..............................     1.15%         0.72%        1.87%           0.00%             1.87%
     Diversified Bond................................     0.40%         0.26%        0.66%           0.00%             0.66%
     Multistrategy Bond..............................     0.60%         0.29%        0.89%           0.00%             0.89%
     Short Duration Bond**...........................     0.45%         0.21%        0.66%           0.00%             0.66%




* "Other Expenses" includes an administrative fee of 0.05% of average daily net assets for Class S Shares.

** "Less Fee Waivers and Expense Reimbursements" have been restated to reflect fee waivers and expense reimbursements not expected to be paid during the fiscal year ending October 31, 2005.


      Based on these expense ratios, the total direct and indirect operating expense ratios of each Fund (calculated as a percentage of average net assets) are expected to be as follows:

                                                             Class A    Class C
                  2010 Strategy Fund......................      1.13%     1.88%
                  2020 Strategy Fund......................      1.21%     1.96%
                  2030 Strategy Fund......................      1.27%     2.02%
                  2040 Strategy Fund......................      1.30%     2.05%


      Each Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it invests. These total expense ratios may be higher or lower depending on the allocation of a Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of a Fund.

Example

      This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same. The calculation of costs for each period takes into account the expected asset allocation shift of each Fund over time. The calculation of costs for the one year period takes into account the effect of any current fee waivers contractually agreed to by FRIMCo through February 28, 2007. The calculation of costs for the three year period takes such waivers into account only for the first year of the period.

      Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                     1 Year        3 Years

 Class A Shares:
   2010 Strategy Fund..............................  $684          $1,151
   2020 Strategy Fund..............................   691           1,174
   2030 Strategy Fund..............................   697           1,193
   2040 Strategy Fund..............................   700           1,202


Class C Shares:
   2010 Strategy Fund..............................  $191           $838
   2020 Strategy Fund..............................   199            862
   2030 Strategy Fund..............................   205            881
   2040 Strategy Fund..............................   208            890

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

      The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain banks (including bank trust departments), registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

      Three functions form the core of Russell's consulting services:

     o    Objective   Setting  and  Asset   Allocation:   Defining   appropriate
          investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

     o Asset Class Structure and Investment Manager Selection: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

     o Fund Analysis and Performance evaluation: Reviewing total fund, asset class and individual manager structure and performance to monitor effectiveness in meeting objectives.

      When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

      The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

      Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

      Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

      The FRIC Funds believe, however, that by employing a unique combination of qualitative and quantitative measurements, it is possible to select managers within subsets or styles of specific asset classes and investment styles who have shown a consistent ability to achieve results that exceed their respective asset class subset or style specific benchmarks. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

      By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

      Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program suited to meet the investor's individual needs. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.


                MANAGEMENT OF THE FUNDS AND THE UNDERLYING FUNDS



      The Funds' and Underlying Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2004, managed over $24.2 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

      Russell, which acts as consultant to the Funds and Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds and Underlying Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.


      Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2004.


      Each Fund and Underlying Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' and Underlying Funds' administrator and investment advisor, performs the Funds' and Underlying Funds' day to day corporate management and also evaluates and oversees the Underlying Funds' money managers as more fully described below. Each of the Underlying Fund's money managers makes investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.


         FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds and Underlying Funds. FRIMCo develops the investment programs for each Fund and Underlying Fund. FRIMCo exercises investment discretion over the portion of each Underlying Fund's assets that FRIMCo determines not to allocate to the money managers and for each Underlying Fund's cash reserves by selecting the individual portfolio securities for those portions of assets. FRIMCo recommends money managers for each Underlying Fund to the Board. The engagement of each money manager is submitted to the Board for approval. FRIMCo allocates Underlying Fund assets among money managers, oversees the money managers and evaluates the performance results. All assets of the Funds are allocated to Underlying Funds. The Underlying Funds' money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions for the Underlying Funds. FRIMCo may also directly manage portions of an Underlying Fund during periods of transitions from one money manager to another.


     FRIMCo's officers and employees who manage the FRIC Funds, oversee the money managers of the FRIC Funds and have primary responsibility for the management of the FRIC Funds (the "FRIMCo Managers") are:


     o Bruce A. Eidelson, Portfolio Manager since 2002. Mr. Eidelson has been Director of Real Estate Portfolio Management since 1999. Mr. Eidelson has primary responsibility for the management of the Real Estate Securities Fund.
     o Robert E. Hall, Portfolio Manager since April 2003. From 1995 to 2002, Mr. Hall was a Senior Research Analyst with Frank Russell Company Limited, an affiliate of FRIMCo. Mr. Hall has primary responsibility for the management of the Emerging Markets Fund.
     o Jeffrey T. Hussey, Head of US Fixed Income since March 2003. Mr. Hussey has also been a Portfolio Manager since 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst. Mr. Hussey has primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III and Multistrategy Bond Funds.
     o Dennis Jensen, Portfolio Manager since February 2004. From 1998 to 2004 Mr. Jensen was a Research Analyst. Mr. Jensen has primary responsibility for the management of the Select Value Fund.
     o Jill F. Johnson, Portfolio Manager since May 2004 and Senior Investment Officer since March 2000. From 1995 to 2000, Ms. Johnson was the Principal of JF Johnson Consulting in Seattle and Los Angeles. Ms. Johnson has primary responsibility for the management of the 2010 Strategy, 2020 Strategy, 2030 Strategy, 2040 Strategy, Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Tax-Managed Global Equity Funds.
     o James A. Jornlin, Portfolio Manager since July 1996. Mr. Jornlin has primary responsibility for the management of the International and International Securities Funds.
     o Tom Monroe, Portfolio Manager since February 2004. Mr. Monroe was Director, Investment Technology from 2002 to 2004 for Russell. From 1999 to 2002 Mr. Monroe was Director, North America and Australasia. From 1993 to 1999 he was Director of Equity Research. Mr. Monroe has primary responsibility for the management of the Equity Q and Quantitative Equity Funds.
     o Erik W. Ogard, Portfolio Manager since March 2000. Mr. Ogard was a Research Analyst from 1995 to 1997 and a Senior Research Analyst from 1997 to 2000. Mr. Ogard has primary responsibility for the management of the Equity II and Special Growth Funds.
     o Michael R. Ruff, Portfolio Manager since November 2002. From 2000 to 2002, Mr. Ruff was a Research Analyst. From 1998 to 2000, Mr. Ruff was a Senior Technical Analyst. Mr. Ruff has primary responsibility for the management of the Short Duration Bond and Tax Exempt Bond Funds.
     o Stephen W. Skatrud, Portfolio Manager since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst. Mr. Skatrud has primary responsibility for the management of the Select Growth, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.
     o Dennis J. Trittin, who has been a Portfolio Manager since January 1996. Mr. Trittin has primary responsibility for the management of the Equity I and Diversified Equity Funds.


      Please see the Funds' Statement of Additional Information for additional information about the FRIMCo Managers' compensation, other accounts managed by the FRIMCo Managers and the FRIMCo Managers' ownership of securities in the Funds.

      Because the Funds are new, in the last fiscal year, the Funds did not pay FRIMCo any advisory fees. The Funds will pay indirectly a proportionate share of operating expenses of the Underlying Funds, including the advisory and administrative fees paid by the Underlying Funds in which the Funds invest.

      In the last fiscal year, the aggregate annual rate of the advisory and administrative fees paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets of each Underlying Fund was: Diversified Equity Fund 0.78%, Special Growth Fund 0.95%, Quantitative Equity Fund 0.78%, International Securities Fund 0.95%, Diversified Bond Fund 0.45%, Short Duration Bond Fund 0.34%, Multistrategy Bond Fund 0.65%, Real Estate Securities Fund 0.85% and Emerging Markets Fund 1.20%. Of this aggregate amount per Underlying Fund, 0.05% is attributable to administrative services.

      A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract between FRIMCo and the Funds is currently available in the Funds' Statement of Additional Information and will be available in the Funds' semi-annual report to shareholders covering the period ending April 30, 2005.


                   THE MONEY MANAGERS FOR THE UNDERLYING FUNDS


      Each Underlying Fund allocates most of its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money managers' skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.


      Each money manager has complete discretion to select portfolio securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                 INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES
                             OF THE UNDERLYING FUNDS

      The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).


     Each of the following Underlying Funds has a non-fundamental investment objective. This means that each Underlying Fund's investment objective may be changed by the Board of Trustees of an Underlying Fund without shareholder approval.

DIVERSIFIED EQUITY FUND
-----------------------

     Non-Fundamental               Seeks to provide long term capital growth.
     Investment Objective




     Principal Investment          The Diversified Equity Fund invests primarily
     Strategies                    in  common   stocks   of  medium   and  large
                                   capitalization  companies,  most of which are
                                   US based. While market capitalization changes
                                   over  time and  there is not one  universally
                                   accepted  definition  of  the  lines  between
                                   large, medium and small  capitalization,  the
                                   Fund  generally   defines  large  and  medium
                                   capitalization   stocks   as  stocks  of  the
                                   largest 1000  companies in the US. On May 28,
                                   2004,  the day on which  capitalization  data
                                   was used for the annual reconstitution of the
                                   Russell indexes, the market capitalization of
                                   these  companies  ranged  from  approximately
                                   $317.8  billion to $1.6  billion.  The market
                                   capitalization of these companies will change
                                   with    market     conditions    and    these
                                   capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.


                                   The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                                   The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                                        o    Growth Style emphasizes investments
                                             in equity  securities  of companies
                                             with above-average  earnings growth
                                             prospects.
                                        o    Value Style emphasizes  investments
                                             in equity  securities  of companies
                                             that  appear to a money  manager to
                                             be  undervalued  relative  to their
                                             corporate worth, based on earnings,
                                             book or asset  value,  revenues  or
                                             cash flow.
                                        o    Market-Oriented   Style  emphasizes
                                             investments   in   companies   that
                                             appear  to a  money  manager  to be
                                             undervalued   relative   to   their
                                             growth  prospects.  Managers select
                                             securities  from the  broad  equity
                                             market  rather than focusing on the
                                             growth  or  value  segments  of the
                                             market.

                                   Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

                                   When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                   The Fund intends to be fully invested at all times.


     Non-Principal Investment      The Fund,  like any  mutual  fund,  maintains
     Strategies                    cash reserves, (i.e. cash awaiting investment
                                   or cash held to meet  redemption  requests or
                                   to pay expenses).  Cash reserves are invested
                                   in short-term investments,  including certain
                                   FRIC  money  market  funds.  In  addition  to
                                   investing in such short-term investments, the
                                   Fund may use a hedging  strategy for its cash
                                   reserves to achieve its  strategy to be fully
                                   invested  by exposing  these  reserves to the
                                   performance   of   appropriate   markets   by
                                   purchasing     equity    securities    and/or
                                   derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


                                   The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                   On  rare  occasions,  the  Fund  may  take  a
                                   temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.



SPECIAL GROWTH FUND

     Non-Fundamental               Seeks to provide long- term capital growth.
     Investment Objective


     Principal Investment          The Special Growth Fund invests  primarily in
     Strategies                    common    stocks   of   small   and    medium
                                   capitalization  companies,  most of which are
                                   US based. While market capitalization changes
                                   over  time and  there is not one  universally
                                   accepted  definition  of  the  lines  between
                                   large, medium and small  capitalization,  the
                                   Fund  generally   defines  medium  and  small
                                   capitalization  stocks  as  stocks of all but
                                   the largest 500  companies  in the US. On May
                                   28,  2004,  the day on  which  capitalization
                                   data was used for the  annual  reconstitution
                                   of   the   Russell   indexes,    the   market
                                   capitalization of these companies ranged from approximately $4 billion to $175.8 million.
                                   The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.


                                   The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                                   The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                                        o    Growth Style emphasizes investments
                                             in equity  securities  of companies
                                             with above-average  earnings growth
                                             prospects.
                                        o    Value Style emphasizes  investments
                                             in equity  securities  of companies
                                             that  appear to a money  manager to
                                             be  undervalued  relative  to their
                                             corporate worth, based on earnings,
                                             book or asset  value,  revenues  or
                                             cash flow.
                                        o    Market-Oriented   Style  emphasizes
                                             investments   in   companies   that
                                             appear  to a  money  manager  to be
                                             undervalued   relative   to   their
                                             growth prospects. Managers select o
                                             securities  from the  broad  equity
                                             market  rather than focusing on the
                                             growth  or  value  segments  of the
                                             market.

                                   When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                   The Fund intends to be fully invested at all times.


     Non-Principal Investment      The Fund,  like any  mutual  fund,  maintains
     Strategies                    cash reserves, (i.e. cash awaiting investment
                                   or cash held to meet  redemption  requests or
                                   to pay expenses).  Cash reserves are invested
                                   in short-term investments,  including certain
                                   FRIC  money  market  funds.  In  addition  to
                                   investing in such short-term investments, the
                                   Fund may use a hedging  strategy for its cash
                                   reserves to achieve its  strategy to be fully
                                   invested  by exposing  these  reserves to the
                                   performance   of   appropriate   markets   by
                                   purchasing     equity    securities    and/or
                                   derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


                                   A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                                   The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                   On  rare  occasions,  the  Fund  may  take  a
                                   temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.



QUANTITATIVE EQUITY FUND


     Non-Fundamental               Seeks to provide long term capital growth.
     Investment Objective


     Principal                     The   Quantitative    Equity   Fund   invests
     Investment Strategies         primarily  in common  stocks  of  medium  and
                                   large  capitalization   companies  which  are
                                   predominantly   US   based.    While   market
                                   capitalization changes over time and there is
                                   not one  universally  accepted  definition of
                                   the lines  between  large,  medium  and small
                                   capitalization  companies, the Fund generally
                                   defines   large  and  medium   capitalization
                                   stocks  as  stocks   of  the   largest   1000
                                   companies in the US. On May 28, 2004, the day
                                   on which capitalization data was used for the
                                   annual reconstitution of the Russell indexes,
                                   the market  capitalization of these companies
                                   ranged from  approximately  $317.8 billion to
                                   $1.6 billion.  The market  capitalization  of
                                   these   companies  will  change  with  market
                                   conditions  and these  capitalization  ranges
                                   may   vary   significantly    between   index
                                   reconstitutions and at the time of the next index reconstitution.


                                   The Fund generally pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. The Fund emphasizes stocks that are deemed attractive based upon the quantitative models and factors that the managers' research has found to be predictive of positive excess returns over the long term and may include both growth and value securities.

                                   Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities it believes most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

                                   The Fund's money managers typically use a variety of quantitative models and techniques to rank the relative attractiveness of the securities. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

                                   The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                                   The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                                   When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                   The Fund intends to be fully invested at all times.


     Non-Principal Investment      The Fund,  like any  mutual  fund,  maintains
     Strategies                    cash reserves, (i.e. cash awaiting investment
                                   or cash held to meet  redemption  requests or
                                   to pay expenses).  Cash reserves are invested
                                   in short-term investments,  including certain
                                   FRIC  money  market  funds.  In  addition  to
                                   investing in such short-term investments, the
                                   Fund may use a hedging  strategy for its cash
                                   reserves to achieve its  strategy to be fully
                                   invested  by exposing  these  reserves to the
                                   performance   of   appropriate   markets   by
                                   purchasing     equity    securities    and/or
                                   derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


                                   The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                   On  rare  occasions,  the  Fund  may  take  a
                                   temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.


INTERNATIONAL SECURITIES FUND

     Non-Fundamental               Seeks to provide long term capital growth.
     Investment Objective

     Principal Investment          The  International  Securities  Fund  invests
     Strategies                    primarily  in  equity  securities  issued  by
                                   companies  domiciled  outside  the  US and in
                                   depositary receipts which represent ownership
                                   of securities of non-US companies. The Fund's
                                   investments   span  most  of  the   developed
                                   nations of the world (particularly Europe and
                                   the Far East) to  maintain  a high  degree of
                                   diversification     among    countries    and
                                   currencies.

                                   The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                                   The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                                        o    Growth Style emphasizes investments
                                             in equity  securities  of companies
                                             with above-average  earnings growth
                                             prospects.
                                        o    Value Style emphasizes  investments
                                             in equity  securities  of companies
                                             that  appear to a money  manager to
                                             be  undervalued  relative  to their
                                             corporate worth, based on earnings,
                                             book or asset  value,  revenues  or
                                             cash flow.
                                        o    Market-Oriented   Style  emphasizes
                                             investments   in   companies   that
                                             appear  to a  money  manager  to be
                                             undervalued   relative   to   their
                                             growth  prospects.  Managers select
                                             securities  from the  broad  equity
                                             market  rather than focusing on the
                                             growth  or  value  segments  of the
                                             market.  A variation  of this style
                                             maintains      investments     that
                                             replicate    country   and   sector
                                             weightings of a broad international
                                             market index.

                                   When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                   The Fund intends to be fully invested at all times.


     Non-Principal Investment      The Fund,  like any  mutual  fund,  maintains
     Strategies                    cash reserves, (i.e. cash awaiting investment
                                   or cash held to meet  redemption  requests or
                                   to pay expenses).  Cash reserves are invested
                                   in short-term investments,  including certain
                                   FRIC  money  market  funds.  In  addition  to
                                   investing in such short-term investments, the
                                   Fund may use a hedging  strategy for its cash
                                   reserves to achieve its  strategy to be fully
                                   invested  by exposing  these  reserves to the
                                   performance   of   appropriate   markets   by
                                   purchasing     equity    securities    and/or
                                   derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


                                   The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                   The Fund may invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries.

                                   On  rare  occasions,  the  Fund  may  take  a
                                   temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.


DIVERSIFIED BOND FUND

     Non-Fundamental               Seeks  to  provide  current  income  and  the
     Investment Objective          preservation of capital.



     Principal Investment          The Diversified  Bond Fund invests  primarily
     Strategies                    in  investment  grade  bonds.  Bonds are also
                                   called  fixed-income  securities.  Bonds  are
                                   securities representing debt obligations that
                                   require  the issuer to repay the  bondholders
                                   the   principal   amount   borrowed   and  to
                                   generally pay interest.  In  particular,  the
                                   Fund holds fixed income  securities issued or
                                   guaranteed  by the US  government  and,  to a
                                   lesser  extent by non-US  governments,  or by
                                   their      respective       agencies      and
                                   instrumentalities.      It     also     holds
                                   mortgage-backed     securities,     including
                                   collateralized mortgage obligations. The Fund
                                   also invests in corporate debt securities and
                                   dollar-denominated  obligations issued in the
                                   US by non-US banks and  corporations  (Yankee
                                   Bonds). A majority of the Fund's holdings are
                                   US  dollar   denominated.   The  Fund  has  a
                                   non-fundamental   policy  to  invest,   under
                                   normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                                   The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.4 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

                                   The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts.

                                   The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                   The Fund may use derivatives such as interest rate futures contracts, options on futures contracts and currency, credit or interest rate swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes.


     Non-Principal Investment      The Fund,  like any  mutual  fund,  maintains
     Strategies                    cash reserves, (i.e. cash awaiting investment
                                   or cash held to meet  redemption  requests or
                                   to pay expenses).  Cash reserves are invested
                                   in short-term investments,  including certain
                                   FRIC  money  market  funds.  In  addition  to
                                   investing in such short-term investments, the
                                   Fund may use a hedging  strategy for its cash
                                   reserves  by exposing  these  reserves to the
                                   performance   of   appropriate   markets   by
                                   purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


                                   The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                   On  rare  occasions,  the  Fund  may  take  a
                                   temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.


SHORT DURATION BOND FUND (formerly Short Term Bond Fund)

     Non-Fundamental               Seeks   to   provide   current   income   and
     Investment Objective          preservation of capital with a focus on short
                                   duration securities.

     Principal Investment          The  Short   Duration   Bond   Fund   invests
     Strategies                    primarily  in bonds.  Bonds  are also  called
                                   fixed-income securities. Bonds are securities
                                   representing  debt  obligations  that require
                                   the  issuer  to  repay  the  bondholders  the
                                   principal  amount  borrowed  and to generally
                                   pay interest.  In particular,  the Fund holds
                                   fixed income  securities issued or guaranteed
                                   by the US government  and, to a lesser extent
                                   by non-US governments, or by their respective
                                   agencies and instrumentalities. It also holds
                                   mortgage-backed     securities,     including
                                   collateralized mortgage obligations. The Fund
                                   also invests in corporate debt securities and
                                   dollar-denominated  obligations issued in the
                                   US by non-US banks and  corporations  (Yankee
                                   Bonds). A majority of the Fund's holdings are
                                   US dollar denominated. From time to time, the
                                   Fund   may   invest   in    municipal    debt
                                   obligations.  The Fund has a  non-fundamental
                                   policy to invest, under normal circumstances,
                                   at least  80% of the  value of its  assets in
                                   bonds.  The Fund will provide 60 days' notice
                                   to its shareholders prior to a change in this
                                   policy.   The  80%   investment   requirement
                                   applies at the time the Fund invests its assets.


                                   The Fund defines short duration as a duration ranging from 0.5 to 3.0 years. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


                                   The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                                   The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

                                   The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                   The Fund may use derivatives such as interest rate futures contracts, options on futures contracts and currency, credit or interest rate swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


     Non-Principal Investment      The Fund,  like any  mutual  fund,  maintains
     Strategies                    cash reserves, (i.e. cash awaiting investment
                                   or cash held to meet  redemption  requests or
                                   to pay expenses).  Cash reserves are invested
                                   in short-term investments,  including certain
                                   FRIC  money  market  funds.  In  addition  to
                                   investing in such short-term investments, the
                                   Fund may use a hedging  strategy for its cash
                                   reserves  by exposing  these  reserves to the
                                   performance   of   appropriate   markets   by
                                   purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


                                   The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                   On  rare  occasions,  the  Fund  may  take  a
                                   temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.


MULTISTRATEGY BOND FUND

     Non-Fundamental               Seeks to  provide  current  income,  and as a
     Investment Objective          secondary objective, capital appreciation.



     Principal Investment          The Multistrategy Bond Fund invests primarily
     Strategies                    in bonds. Bonds are also called  fixed-income
                                   securities. Bonds are securities representing
                                   debt  obligations  that require the issuer to
                                   repay the  bondholders  the principal  amount
                                   borrowed and to generally  pay  interest.  In
                                   particular,   the  Fund  holds  fixed  income
                                   securities  issued  or  guaranteed  by the US
                                   government  and, to a lesser extent by non-US
                                   governments,  or by their respective agencies
                                   and   instrumentalities.    It   also   holds
                                   mortgage-backed     securities,     including
                                   collateralized mortgage obligations. The Fund
                                   also invests in corporate debt securities and
                                   dollar-denominated  obligations issued in the
                                   US by non-US banks and  corporations  (Yankee
                                   Bonds). A majority of the Fund's holdings are
                                   US  dollar   denominated.   The  Fund  has  a
                                   non-fundamental   policy  to  invest,   under
                                   normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                                   The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds." Junk bonds, and to a lesser extent other types of bonds, may sell at a discount and thereby provide opportunities for capital appreciation.

                                   The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.4 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

                                   The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                                   The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                   The Fund may use derivatives such as interest rate futures contracts, options on futures contracts and currency, credit or interest rate swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


     Non-Principal Investment      The Fund,  like any  mutual  fund,  maintains
     Strategies                    cash reserves, (i.e. cash awaiting investment
                                   or cash held to meet  redemption  requests or
                                   to pay expenses).  Cash reserves are invested
                                   in short-term investments,  including certain
                                   FRIC  money  market  funds.  In  addition  to
                                   investing in such short-term investments, the
                                   Fund may use a hedging  strategy for its cash
                                   reserves  by exposing  these  reserves to the
                                   performance   of   appropriate   markets   by
                                   purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


                                   The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                   On  rare  occasions,  the  Fund  may  take  a
                                   temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.


REAL ESTATE SECURITIES FUND

     Non-Fundamental               Seeks to provide current income and long term
     Investment Objective          capital growth.

     Principal Investment          The  Real  Estate  Securities  Fund  seeks to
     Strategies                    achieve its  objective by  concentrating  its
                                   investments  in  equity  securities  of  real
                                   estate  companies whose value is derived from
                                   ownership,   development  and  management  of
                                   underlying  real  estate   properties  ("real
                                   estate   securities").   The   Fund   has   a
                                   non-fundamental   policy  to  invest,   under
                                   normal  circumstances,  at  least  80% of the
                                   value   of  its   assets   in   real   estate
                                   securities.  The Fund will  provide  60 days'
                                   notice to its shareholders  prior to a change
                                   in   this   policy.    The   80%   investment
                                   requirement applies at the time the Fund invests its assets.

                                   The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

                                   The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                                   When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                   The Fund intends to be fully invested at all times.


     Non-Principal Investment      The Fund,  like any  mutual  fund,  maintains
     Strategies                    cash reserves, (i.e. cash awaiting investment
                                   or cash held to meet  redemption  requests or
                                   to pay expenses).  Cash reserves are invested
                                   in short-term investments,  including certain
                                   FRIC  money  market  funds.  In  addition  to
                                   investing in such short-term investments, the
                                   Fund may use a hedging  strategy for its cash
                                   reserves to achieve its  strategy to be fully
                                   invested  by exposing  these  reserves to the
                                   performance   of   appropriate   markets   by
                                   purchasing     equity    securities    and/or
                                   derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.



                                   A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                                   The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                   On  rare  occasions,  the  Fund  may  take  a
                                   temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.


EMERGING MARKETS FUND

     Non-Fundamental               Seeks to provide long term capital growth.
     Investment Objective

     Principal Investment          The  Emerging  Markets  Fund  will  primarily
     Strategies                    invest in equity securities of companies that
                                   are  located  in  countries   with   emerging
                                   markets or that  derive a  majority  of their
                                   revenues from  operations in such  countries.
                                   These  companies are referred to as "Emerging
                                   Market Companies." For purposes of the Fund's
                                   operations, an "emerging market country" is a
                                   country having an economy and market that the
                                   World Bank or the United Nations considers to
                                   be emerging or  developing.  These  countries
                                   generally  include every country in the world
                                   except  the  United  States,  Canada,  Japan,
                                   Australia  and  most  countries   located  in
                                   Western    Europe.    The    Fund    has    a
                                   non-fundamental   policy  to  invest,   under
                                   normal  circumstances,  at  least  80% of the
                                   value  of  its  assets  in  Emerging   Market
                                   Companies.  The Fund  will  provide  60 days'
                                   notice to its shareholders  prior to a change
                                   in   this   policy.    The   80%   investment
                                   requirement applies at the time the Fund invests its assets.

                                   The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.

                                   The Fund invests in common stocks, and to a limited extent in preferred stocks, of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-US companies. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

                                   Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

                                   The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                                        o    Growth Style emphasizes investments
                                             in equity  securities  of companies
                                             with above-average  earnings growth
                                             prospects.
                                        o    Value Style emphasizes  investments
                                             in equity  securities  of companies
                                             that  appear to a money  manager to
                                             be  undervalued  relative  to their
                                             corporate worth, based on earnings,
                                             book or asset  value,  revenues  or
                                             cash flow.
                                        o    Market-Oriented   Style  emphasizes
                                             investments   in   companies   that
                                             appear  to a  money  manager  to be
                                             undervalued   relative   to   their
                                             growth  prospects.  Managers select
                                             securities  from the  broad  equity
                                             market  rather than focusing on the
                                             growth  or  value  segments  of the
                                             market.  A variation  of this style
                                             maintains      investments     that
                                             replicate    country   and   sector
                                             weightings of a broad international
                                             market index.

                                  When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                   The Fund intends to be fully invested at all times.


     Non-Principal Investment      The Fund,  like any  mutual  fund,  maintains
     Strategies                    cash reserves, (i.e. cash awaiting investment
                                   or cash held to meet  redemption  requests or
                                   to pay expenses).  Cash reserves are invested
                                   in short-term investments,  including certain
                                   FRIC  money  market  funds.  In  addition  to
                                   investing in such short-term investments, the
                                   Fund may use a hedging  strategy for its cash
                                   reserves to achieve its  strategy to be fully
                                   invested  by exposing  these  reserves to the
                                   performance   of   appropriate   markets   by
                                   purchasing     equity    securities    and/or
                                   derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


                                   A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                                   The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral. The Fund may also occasionally invest in rights, warrants and convertible fixed-income securities.

                                  From time to time, the Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                                   On  rare  occasions,  the  Fund  may  take  a
                                   temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

                                      RISKS

      An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following tables describe types of risks that each Fund is subject to, based on the investments made by the Underlying Funds, and lists next to each description the Funds and Underlying Funds most likely to be affected by the risk. Other Funds and Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds and Underlying Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.

                                 Principal Risks

----------------------------------------   ---------------------------------------------------   --------------------------------
         Risk Associated With                                 Description                                 Relevant Fund
----------------------------------------   ---------------------------------------------------   --------------------------------

Multi-Manager Approach                     The investment styles employed by a Fund's money      All Funds
                                           managers may not be complementary. The interplay
                                           of the various strategies employed by a Fund's        (All Underlying Funds)
                                           multiple money managers may result in a Fund
                                           holding a concentration of certain types of
                                           securities. This concentration may be beneficial
                                           or detrimental to a Fund's performance depending
                                           upon the performance of those securities and the
                                           overall economic environment. The money managers
                                           selected for a Fund may underperform the market
                                           generally or other money managers that could have
                                           been selected for that Fund. The multi-manager
                                           approach could increase a Fund's portfolio
                                           turnover rates, realization of capital gains or
                                           losses, brokerage commissions and other
                                           transaction costs.

Asset Allocation  Risk                     Neither the Funds nor FRIMCo can offer any            All Funds
                                           assurance that the recommended allocation will
                                           either maximize returns or minimize risks.  Nor
                                           can the Funds or FRIMCo offer assurance that a        (All Underlying Funds)
                                           recommended allocation will be the appropriate
                                           allocation in all circumstances for every
                                           investor with a particular time horizon.

Equity Securities

      o   Common Stocks                    The value of common stocks will rise and fall in      All Funds
                                           response to the activities of the company that
                                           issued the stock, general market conditions           (Underlying Funds:
                                           and/or economic conditions.  If an issuer is          Diversified Equity
                                           liquidated or declares bankruptcy, the claims of      Special Growth
                                           owners of bonds will take precedence over the         Quantitative Equity
                                           claims of owners of common stocks.                    International Securities
                                                                                                 Real Estate Securities
                                                                                                 Emerging Markets)

      o   Value Stocks                     Investments in value stocks are subject to the        All Funds
                                           risks of common stocks, as well as the risks that
                                           (i) their intrinsic  values may never be realized
                                           by the market or (ii) such stock may turn out not     (Underlying Funds:
                                           to have been undervalued.                             Diversified Equity
                                                                                                 Special Growth
                                                                                                 International Securities
                                                                                                 Emerging Markets)

      o   Growth Stocks                    Investments in growth stocks are subject to the       All Funds
                                           risks of common stocks.  Growth company stocks
                                           generally provide minimal dividends which could       (Underlying Funds:
                                           otherwise cushion stock prices in a market            Diversified Equity
                                           decline. The value of growth company stocks may       Special Growth
                                           rise and fall significantly based, in part, on
                                           investors' perceptions of the company, rather         International Securities
                                           than on fundamental analysis of the stocks.           Emerging Markets)

      o   Market-Oriented Investments      Market-oriented investments are subject to the        All Funds
                                           risks of common stocks, as well as the risks
                                           associated with growth and value stocks.              (Underlying Funds:
                                                                                                 Diversified Equity
                                                                                                 Special Growth
                                                                                                 Quantitative Equity
                                                                                                 International Securities
                                                                                                 Emerging Markets)

      o   Securities of Small              Investments in securities of small capitalization     All Funds
          Capitalization Companies         companies are subject to the risks of common
                                           stocks. Investments in smaller companies may          (Underlying Fund:
                                           involve greater risks because these companies         Special Growth)
                                           generally have a limited track record. Smaller
                                           companies often have narrower markets and more
                                           limited managerial and financial resources than
                                           larger, more established companies. As a result,
                                           their performance can be more volatile, which may
                                           increase the volatility of a Fund's portfolio.

      o   Preferred Stocks                 Investments in preferred stocks are subject to the    All Funds
                                           risks of common stocks, as well as the risk that
                                           interest rates will rise and make the fixed           (Underlying Funds:
                                           dividend feature, if any, less appealing to           Emerging Markets
                                           investors.  Preferred stock does not usually have     International Securities)
                                           voting rights.

Fixed-Income Securities                    Prices of fixed-income securities rise and fall in    All Funds
                                           response to interest rate changes. Generally, when
                                           interest rates rise, prices of fixed-income
                                           securities fall. The longer the duration of the       (Underlying Funds:
                                           security, the more sensitive the security is to       Diversified Bond
                                           this risk. A 1% increase in interest rates would      Multistrategy Bond
                                           reduce the value of a $100 note by approximately      Short Duration Bond)
                                           one dollar if it had a one-year duration. There is
                                           also a risk that fixed income securities will be
                                           downgraded in credit rating or go into default.
                                           Lower-rated bonds, and bonds with larger final
                                           maturities, generally have higher credit risks.

      o  Non-Investment  Grade             Although lower rated debt securities  generally       All Funds
         Fixed-Income  Securities          offer a higher yield than higher rated debt
         ("Junk  Bonds")                   securities,  they involve  higher  risks,  higher     (Underlying Funds:
                                           solatility and higher risk of default than            Multistrategy  Bond
                                           investment grade bonds. They are especially           Short Duration Bond)
                                           subject to:

                                                 o   Adverse changes in general economic
                                                     conditions and in the industries in which
                                                     their issuers are engaged,

                                                 o   Changes in the financial condition of
                                                     their issuers and

                                                 o   Price fluctuations in response to
                                                     changes in interest rates.

                                           As a result, issuers of lower rated debt
                                           securities are more likely than other issuers to
                                           miss principal and interest payments or to default
                                           which could result in a loss to a Fund.


          o   Government Issued or         Bonds guaranteed by a government are subject to       All Funds
          Guaranteed Securities            inflation risk and price depreciation risk.  Bonds
                                           issued by non-US governments are also subject to      (Underlying Funds:
                                           default risk.  These risks could result in losses     Diversified Bond
                                           to a Fund.                                            Multistrategy Bond
                                                                                                 Short Duration Bond)


International Securities                  A Fund's return and net asset value may be             All Funds
                                          significantly affected by political or economic
                                          conditions and regulatory requirements in a            (Underlying Funds:
                                          particular country. Non-US markets, economies and      Diversified Bond
                                          political systems may be less stable than US           International Securities
                                          markets, and changes in exchange rates of foreign      Multistrategy Bond
                                          currencies can affect the value of a Fund's            Emerging Markets
                                          foreign assets. Non-US laws and accounting             Short Duration Bond)
                                          standards typically are not as comprehensive as
                                          they are in the US and there may be less public
                                          information available about foreign companies.
                                          Non-US securities markets may be less liquid and
                                          have fewer transactions than US securities
                                          markets. Additionally, international markets may
                                          experience delays and disruptions in securities
                                          settlement procedures for a Fund's portfolio
                                          securities.

      o   Non-US Debt Securities          A Fund's non-US debt securities are typically          All Funds
                                          obligations of sovereign governments and
                                          corporations. To the extent that a Fund invests a      (Underlying Funds:
                                          significant portion of its assets in a                 Diversified Bond
                                          concentrated geographic area like Eastern Europe       Multistrategy Bond
                                          or Asia, the Fund will generally have more             Short Duration Bond)
                                          exposure to regional economic risks associated
                                          with foreign investments.

      o   Emerging Market Countries       Investments in emerging or developing markets          (Underlying Fund:
                                          involve exposure to economic structures that are       Emerging Markets)
                                          generally less diverse and mature, and to
                                          political systems which have less stability than
                                          those of more developed countries. These
                                          securities are particularly subject to a risk of
                                          default from political instability. Emerging
                                          market securities are subject to currency transfer
                                          restrictions and may experience delays and
                                          disruptions in securities settlement procedures
                                          for a Fund's portfolio securities. The volatility
                                          of emerging markets can be significantly higher
                                          than other equity asset classes.

      o   Instruments of US and           Non-US corporations and banks issuing dollar           All Funds
         Foreign Banks and Branches       denominated instruments in the US are not
         and Foreign Corporations,        necessarily subject to the same regulatory             (Underlying Funds:
         Including Yankee Bonds           requirements that apply to US corporations and         Diversified Bond
                                          banks, such as accounting, auditing and                Multistrategy Bond
                                          recordkeeping standards, the public availability       Short Duration Bond)
                                          of information and, for banks, reserve
                                          requirements, loan limitations and examinations.
                                          This complicates efforts to analyze these
                                          securities, and may increase the possibility that
                                          a non-US corporation or bank may become insolvent
                                          or otherwise unable to fulfill its obligations on
                                          these instruments.


Derivatives (e.g. Futures                 If a Fund incorrectly forecasts interest rates in      All Funds
Contracts, Options on Futures,            using derivatives, the Fund could lose money.
Currency, Credit or Interest Rate         Price movements of a futures contract, option or       (Underlying Funds:
Swaps)                                    structured note may not be identical to price          Diversified Bond
                                          movements of portfolio securities or a securities      Multistrategy Bond
                                          index resulting in the risk that, when a Fund buys     Short Duration Bond)
                                          a futures contract or option as a hedge, the hedge
                                          may not be effective. Furthermore, regulatory
                                          requirements for the Funds to set aside assets to
                                          meet their obligations with respect to derivatives
                                          may result in a Fund being unable to purchase or
                                          sell securities when it would otherwise be
                                          favorable to do so, or in a Fund needing to sell
                                          securities at a disadvantageous time. A Fund may
                                          also be unable to close out its derivatives
                                          positions when desired.

Real Estate Securities                    Just as real estate values go up and down, the         (Underlying Fund:
                                          value of the securities of companies involved in       Real Estate Securities)
                                          the industry, and in which a Fund invests, also
                                          fluctuates. A Fund that invests in real estate
                                          securities is also subject to the risks associated
                                          with direct ownership of real estate. Additional
                                          risks include declines in the value of real
                                          estate, changes in general and local economic and
                                          real estate market conditions, increases in
                                          property taxes or other operating expenses and
                                          changes in tax laws and interest rates. The value
                                          of securities of companies that service the real
                                          estate industry may also be affected by such risks.

      o   REITs                           REITs may be affected by changes in the value of       (Underlying Fund:
                                          the underlying properties owned by the REITs and       Real Estate Securities)
                                          by the quality of tenants' credit. Moreover, the
                                          underlying portfolios of REITs may not be
                                          diversified, and therefore subject to the risk of
                                          investing in a limited number of properties. REITs
                                          are also dependent upon management skills and are
                                          subject to heavy cash flow dependency, defaults by
                                          tenants, self-liquidation and the possibility of
                                          failing either to qualify for tax-free pass
                                          -through of income under federal tax laws or to
                                          maintain their exemption from certain federal
                                          securities laws.

Municipal Obligations                     Municipal obligations are affected by economic,        All Funds
                                          business or political developments. These
                                          securities may be subject to provisions of             (Underlying Fund:
                                          litigation, bankruptcy and other laws affecting        Short Duration Bond)
                                          the rights and remedies of creditors, or may
                                          become subject to future laws extending the time
                                          for payment of principal and/or interest, or
                                          limiting the rights of municipalities to levy
                                          taxes.

Mortgage or Asset Backed Securities       Prepayment of principal on mortgage and asset          All Funds
                                          backed securities may expose a Fund to a lower
                                          rate of return upon reinvestment of principal.         (Underlying Funds:
                                          Also, if a security subject to prepayment has been     Diversified Bond
                                          purchased at a premium, in the event of prepayment     Multistrategy Bond
                                          the value of the premium would be lost.  A Fund        Short Duration Bond)
                                          that purchases mortgage backed securities is
                                          subject to certain additional risks. Rising
                                          interest rates tend to extend the duration of
                                          mortgage backed securities, making them more
                                          sensitive to changes in interest rates. As a
                                          result, in a period of rising interest rates, a
                                          Fund that holds mortgage backed securities may
                                          exhibit additional volatility. This is known as
                                          extension risk.

Depositary Receipts                       Depositary receipts are securities traded on a         (Underlying Funds:
                                          local stock exchange that represent interests in       International Securities
                                          securities issued by a foreign publicly-listed         Emerging Markets)
                                          company.  They may be affected by the risks
                                          associated with international securities, such as
                                          changes in political or economic conditions of
                                          other countries and changes in the exchange rates
                                          of foreign currencies. The value of depositary
                                          receipts will rise and fall in response to the
                                          activities of the company that issued the
                                          securities represented by the depositary receipts,
                                          general market conditions and/ or economic
                                          conditions.  Also, if there is a rise in demand
                                          for the underlying security and it becomes less
                                          available to the market, the price of the
                                          depositary receipt may rise, causing the Fund to
                                          pay a premium in order to obtain the desired
                                          depositary receipt.


                               Non-Principal Risks




Repurchase Agreements                     Under a repurchase agreement, a bank or broker         (Underlying Funds:
                                          sells securities to a Fund and agrees to               Diversified Bond
                                          repurchase them at the Fund's cost plus interest.      Short Duration Bond
                                          If the value of the securities declines and the        Multistrategy Bond)
                                          bank or broker defaults on its repurchase
                                          obligation, a Fund could incur a loss.

Exposing Cash Reserves                    By exposing its cash reserves to the performance       All Funds
to Appropriate Markets                    of appropriate markets by purchasing equity
                                          securities (in the case of equity funds) or fixed      (All Underlying Funds)
                                          income securities (in the case of fixed income
                                          funds) and/or derivatives, a Fund's performance
                                          tends to correlate more closely to the performance
                                          of that market as a whole. However, the market
                                          performance of these instruments may not correlate
                                          precisely to the performance of the corresponding
                                          market. This approach increases a Fund's
                                          performance if the particular market rises and
                                          reduces a Fund's performance if the particular
                                          market declines.

Emerging Market Countries                 Investments in emerging or developing markets          (Underlying Fund:
                                          involve exposure to economic structures that are       International Securities)
                                          generally less diverse and mature, and to
                                          political systems which have less stability than
                                          those of more developed countries. These
                                          securities are particularly subject to a risk of
                                          default from political instability. Emerging
                                          market securities are subject to currency transfer
                                          restrictions and may experience delays and
                                          disruptions in securities settlement procedures
                                          for a Fund's portfolio securities. The volatility
                                          of emerging markets can be significantly higher
                                          than other equity asset classes.

Illiquid Securities                       An illiquid security is one without an active          All Funds
                                          secondary market, making it difficult for an owner
                                          of the security to sell it. A Fund with an             (Underlying Funds:
                                          investment in an illiquid security may not be able     Special Growth
                                          to sell the security quickly and at a fair price,      Emerging Markets
                                          which could cause the Fund to realize losses on        Real Estate Securities)
                                          the security if the security is sold at a price
                                          lower than that at which it had been valued. An
                                          illiquid security may also have large price
                                          volatility.

Use of Models                             Models are constructed with the expectation that       All Funds
                                          they will be predictive of positive excess returns
                                          over the long term, but are not likely to be           (Underlying Fund:
                                          consistently predictive of positive excess returns     Quantitative Equity)
                                          over the short term.  This may cause a Fund's
                                          short-term investment performance to vary
                                          significantly from the long-term performance
                                          predicted by the models used for investment
                                          purposes.

Securities Lending                        If a borrower of a Fund's securities fails             (All Underlying Funds)
                                          financially, the Fund's recovery of the loaned
                                          securities may be delayed or the Fund may lose its
                                          rights to the collateral which could result in a
                                          loss to a Fund.


                               PORTFOLIO TURNOVER


      The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Underlying Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for an Underlying Fund may be selling a security when another money manager for the Underlying Fund (or for another Underlying Fund) is purchasing the same security. Also, when an Underlying Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Underlying Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. The annual portfolio turnover rates for each of the Underlying Funds, which in certain cases exceed 100%, are available in the Financial Highlights tables in the Prospectuses of the Underlying Funds.


                              PORTFOLIO DISCLOSURE


      A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Funds' Statement of Additional Information.




                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

      Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on a quarterly basis, with payment being made in April, July, October and December.

Capital Gains Distributions

      The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. An additional distribution may be declared and paid if required to avoid the imposition of a 4% federal excise tax on undistributed capital gains. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

      In addition, each Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.

Buying a Dividend

      If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

Automatic Reinvestment

      Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.

                                      TAXES

      In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

      If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains and, in many cases, distributions from non-US corporations.

      When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

      The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

      Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate taxes. For Fund taxable years beginning after December 31, 2004 and before January 1, 2008, a portion of Fund distributions received by a non-US investor may, however, be exempt from US withholding tax to the extent attributable to US source interest income and short-term capital gains earned by the Fund. Also for that same three-year period, US estate taxes may not apply to that portion of Shares held by a non-US investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for US estate tax purposes. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

      If you are a corporate shareholder, a portion of the dividends you receive from a Fund may qualify for the corporate dividends received deduction.

      By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

      The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

      Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.


                        HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share


      The net asset value per share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

     The price of Fund Shares is computed by dividing the current value of a Fund's assets (i.e., the share of the Underlying Funds at that day's net asset value per share of such Underlying Fund). (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by the Funds or an authorized Fund agent. See "How to Purchase Shares," "How to Redeem Shares" and "Exchange Privilege" for more information.


Valuation of Portfolio Securities


      The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.


      The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.


      Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

          o US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

          o US over-the-counter equities: Official closing price; last bid price if no closing price;

          o Foreign equities: Official closing price, where available, or last sale price; last bid price if no closing price;

          o    Listed ADRs/GDRs: Last sale price; last bid price if no sales;

          o Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

          o    Futures: Settlement price.

          o Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

          o The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

          o International equity securities traded on a national securities foreign exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or, lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

      If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

      This policy is intended to assure that the Underlying Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such
Underlying Fund's net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster; or an armed conflict.

      Because foreign securities can trade on non-business days, the net asset value of an Fund's portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.


                        CHOOSING A CLASS OF SHARES TO BUY

      You can choose between two classes of shares: Classes A and C. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to you depends on the amount and intended length of your investment.

          o If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

          o For Class C shares, all of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class C shares if there is positive performance.

          o    Class C shares have no deferred sales charge.

                          Comparing the Funds' Classes

      Your Financial Intermediary can help you decide which class meets your goals. Your Financial Intermediary may receive different compensation depending upon which class you choose.


                                                  Class A                                             Class C
                            ----------------------------------------------------   ----------------------------------------------
                            ----------------------------------------------------   ----------------------------------------------
Key features                o   Initial sales charge                               o   No initial sales charge
                            o   You may qualify for reduction or waiver of         o   No deferred sales charge
                                initial sales charge                               o   Higher annual expenses than Class A
                            o   Lower annual expenses than Class C                 o   None
Initial Sales               o   Up to 5.75%; reduced or waived for large
Charge                          purchases and certain investors. No initial
                                sales charge for purchases of $1,000,000 or
                                more.                                               o   None
Deferred Sales              o   1.00% on redemptions of Class A Shares made
Charge                          within 12 months of a purchase of $1 million or
                                more on which no initial sales charge was paid.     o   1.00% of average daily net assets
Annual                      o   0.25% of average daily net assets
distribution
and service
fees


                                  Sales Charges

Class A Shares

      Class A Shares are sold at the offering price, which is the net asset value plus a sales charge. You pay a lower initial sales charge as the size of your investment increases to certain levels. You do not pay an initial sales charge on the Funds' distributions of dividends or capital gains you reinvest in additional Class A Shares. Class A Shares participate in the Funds' Rule 12b-1 distribution plan. Under the distribution plan, Class A Shares pay distribution fees of 0.25% annually for the sale and distribution of Class A Shares. Because these fees are paid out of the Class A Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

      The table below shows the rate of initial sales charge that you pay, depending on the amount that you purchase. The table below also shows the amount of compensation that is paid to your Financial Intermediary out of the initial sales charge. This compensation includes commissions to Financial Intermediaries that sell Class A Shares. The Funds' distributor keeps up to approximately 13% of the initial sales charge imposed on Class A Shares. Financial Intermediaries may also receive the distribution fee payable on Class A Shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A shares serviced by them.





                                                                                Sales Charge as % of
                                                                                --------------------------- Financial
                                                                                                            Intermediary
                                                                                Offering       Net          commission as
Amount of                                                                       Price          amount           % of offering
Purchase                                                                                       Invested     price
-------------------                                                             -------------  ------------ ---------------------
                                                                                --------------------------- ---------------------

Less than $50,000.............................................................      5.75          6.10              5.00
$50,000 but less than $100,000................................................      4.50          4.71              3.75
$100,000 but less than $250,000...............................................      3.50          3.63              2.75
$250,000 but less than $500,000...............................................      2.50          2.56              2.00
$500,000 but less than $1,000,000.............................................      2.00          2.04              1.60
$1,000,000 or more and certain other investments described below..............       -0-           -0-           up to 1.00

      Investments of $1,000,000 or more. You do not pay an initial sales charge on Class A Shares when you buy $1,000,000 or more in shares of FRIC Funds. However, if you redeem any Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

       Aggregated Investments. Initial sales charge discounts are available for certain aggregated investments. The following purchases made by related accounts may be aggregated to determine the initial sales charge:

     1. Purchases by a trustee purchasing for a single estate/fiduciary account
     2. Purchases by an individual, spouse (or the equivalent thereof if recognized under local law), or their children (21 and under) purchasing for his/her own account
     3. Purchases by business accounts solely controlled by you or your immediate family (your spouse, or the equivalent thereof if recognized under local law, and children (21 and under))
     4. Purchases by tax-exempt organizations (as defined in Section 501(c)(3) of the IRC)
     5. Purchases by employee benefit plans of a single employer or of affiliated employers
     6. Combined purchases of or exchanges for two or more LifePoints Funds and
     7. Purchases by a trustee/fiduciary for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating shares.

        Purchases made in nominee or street name accounts may NOT be aggregated with those made for other accounts and may NOT be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

        Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without an initial sales charge in the following circumstances:

     1. Sales to FRIC trustees and employees of FRIC (including retired trustees and employees); to the immediate families of such persons (a spouse, or domestic partner, and children (21 and under), including the surviving spouse, or domestic partner, of a deceased board member or employee); or to a pension, profit-sharing or other benefit plan for such persons
     2. Offers of Class A shares to any other investment company to effect the combination of such company with a fund by merger, acquisition of assets or otherwise
     3. Purchases by shareholders who have redeemed Class A shares in a LifePoints Fund and who wish to reinvest their redemption proceeds in another LifePoints Fund, provided the reinvestment is made within 90 calendar days of the redemption
     4. Sales to employer sponsored Defined Contribution plans investing $1 million or more or with 100 or more eligible employees
     5. Sales to retirement plans, endowments or foundations with $50 million or more in assets
     6. Sales to current/retired registered representatives of broker-dealers having sales agreements with the Funds' Distributor to sell Class A Shares of the LifePoints Funds and sales to a current spouse or the equivalent thereof if recognized under local law, child (21 or under), parent, step-child (21 or under with respect to current marriage only) of such registered representative or to a family trust in the name of such registered representative
     7. Sales to trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of more than $50 million
     8. Shares purchased by a Broker/Dealer for a managed account that is charged an asset-based fee (Employee benefit plans/403(b) programs do not qualify)
     9.   Accounts managed by Frank Russell Company or its subsidiaries
     10. Shares purchased by tax-exempt organizations (as defined in Section 501(c)(3) of the IRC)
     11. Shares purchased through accounts that are part of certain qualified fee-based programs.


       Rights of Accumulation ("ROA"). A shareholder may qualify to purchase Class A shares at a reduced sales charge based on (1) aggregate initial purchases of shares of all FRIC Funds or (2) subsequent aggregate purchases and existing investments in shares of all FRIC Funds. Investors must notify their Financial Intermediary at the time an order is placed for a purchase or purchases which would qualify for the reduced sales charge due to existing investments or other purchases. The reduced initial sales charge will not be applied if such notification is not furnished at the time of the order.

       For purchases to be aggregated for the purpose of qualifying for the ROA, they must be made on the same day through one Financial Intermediary. For ROA on subsequent purchases, the reduced sales charge is calculated based upon the current market value of your aggregated holdings as determined at the close of business on the day you purchase the shares and the current aggregate value of the purchases. In order to obtain such discount, you must provide sufficient information at the time of purchase as required by your Financial Intermediary to verify that the purchase qualifies for the reduced initial sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter. Additional information is available from your Financial Intermediary.

      Letter of intent. You may reduce your Class A initial sales charge by establishing a non-binding letter of intent ("LOI"). A LOI allows you to determine your initial sales charge by combining net purchases of all Class A shares of the Funds you intend to make over a 13-month period with the market value (as of the date of the LOI) of prior purchases greater than 90 days old. At your request, purchases made during the previous 90 days may be included, but any appreciation of your investment or reinvested dividends or capital gains will not be included. A portion of your account (up to 5%) may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. You will earn income, dividends, and capital gain distributions on escrowed shares. Your escrowed shares will be released when you have invested the amount provided for in your LOI.

         If you purchase more than the amount specified in the LOI and qualify for additional initial sales charge reductions, your reduction will be calculated at the end of the 13 month period and the surplus will be used to purchase additional Class A shares at the then-current offering price applicable to the total investment. If you purchase less than the amount specified in the LOI within a 13 month period, your initial sales charge will be adjusted upward at the end of the 13 month period. This adjustment will be made by redeeming shares from your account to cover the additional initial sales charge.

      Reinstatement Privilege. You may reinvest an amount equal to all or a portion of the redemption proceeds from a redemption of Class A Shares of a LifePoints Fund in Class A Shares of that LifePoints Fund or another LifePoints Fund at the net asset value next determined after receipt of your purchase order in proper form if such reinvestment is made within 90 days of such redemption. You must reinstate Class A Shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a Fund and certain restrictions may apply. For purposes of the deferred sales charge on Class A shares, the holding period will continue as if the Class A Shares had not been redeemed.

      Exchange Privilege. Generally, you may exchange your Class A Shares of a LifePoints Fund for Class A Shares of another LifePoints Fund or FRIC's Money Market Fund without paying an initial sales charge. If you exchange Class A Shares of FRIC's Money Market Fund for Class A Shares of a LifePoints Fund, and have not previously paid an initial sales charge for the assets involved in the exchange, you will pay the applicable initial sales charge for the Class A Shares of that LifePoints Fund. Exchanges have the same tax consequence as ordinary sales and purchase. Please contact your Financial Intermediary and/or tax adviser for more detailed information.

      The Funds make available free of charge, on the Funds' website at www.russell.com, information about sales charges and sales charge waivers. The Funds' website includes hyperlinks that facilitate access to this information.

      If you want to learn more about sales charge waivers, contact your Financial Intermediary.

Class C shares

      Class C shares are sold at net asset value without an initial sales charge. Class C shares also have no deferred sales charge. Class C Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder services plan. Under the distribution plan, Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder services plan, the Class C Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Class C Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.


                        MORE ABOUT DEFERRED SALES CHARGES

      You do not pay an initial sales charge when you buy $1,000,000 or more of shares of the FRIC Funds. However, if you redeem any Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%. The 1.00% is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption. Class A Shares not subject to a deferred sales charge (those issued upon reinvestment of dividends or capital gains) are considered to be redeemed first followed by the Class A Shares you have held the longest.


      The deferred sales charge may be waived on:

     o shares sold within 12 months following the death or disability of a shareholder
     o redemptions of Class A shares made in connection with the minimum required distribution from retirement plans or IRAs upon the attainment of age 70 1/2 OR as part of a systematic withdrawal plan equaling no more than 1% per any monthly redemption, whichever is higher
     o    involuntary redemptions
     o redemptions of Class A Shares to effect a combination of a Fund with any investment company by merger, acquisition of assets or otherwise

      All waivers of deferred sales charges are subject to confirmation of your status or holdings.

      If you want to learn more about deferred sales charges, contact your Financial Intermediary.

                             HOW TO PURCHASE SHARES

      Unless you are eligible to participate in a Russell employee investment program, shares are only available through a select network of Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.

      There is currently no required minimum initial investment for Class A or Class C Shares of the Funds. However, each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares.


      If you purchase, redeem, exchange or hold Shares through a Financial Intermediary, your Financial Intermediary may charge you transaction-based fees, activity based fees and other fees for its services based upon its own policies and procedures. Those fees are retained entirely by your Financial Intermediary and no part of those fees are paid to FRIMCo, the Funds' Distributor or the Funds. Please contact your Financial Intermediary for more information about these fees as they may apply to your investments and your accounts.


      Financial Intermediaries may receive distribution compensation and/or shareholder servicing compensation from the Fund's Distributor with respect to Class A and Class C Shares of the Funds pursuant to the Funds' Rule 12b-1 distribution plan and/or the Funds' shareholder servicing plan. These payments are reflected in the fees and expenses listed in the annual fund operating expenses table earlier in the Prospectus. The Funds' fees and expenses in that table also reflect payments by the Funds to Financial Intermediaries for providing transaction processing, account setup, account maintenance services and/or account consolidation.


       In addition to the foregoing payments, FRIMCo or the Funds' Distributor may make cash payments, from its own resources, to key Financial Intermediaries who support the sale of fund shares (including those who may offer Fund shares through specialized programs such as tax deferred retirement programs) in recognition of, or to pay a portion of costs related to, marketing, transaction processing and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may increase as the dollar value of Fund shares held through a particular Financial Intermediary increases. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table.


       FRIMCo or the Funds' Distributor may pay or allow other promotional incentive payments to Financial Intermediaries to the extent permitted by the rules adopted by the Securities and Exchange Commission and the National Association of Securities Dealers relating to the sale of mutual fund shares.


       To enable Financial Intermediaries to provide a higher level of service and information to prospective and current Fund shareholders, FRIMCo also offers them a range of complimentary software tools and educational services. FRIMCo provides such tools and services from its own resources.


       Ask your Financial Intermediary for additional information as to what compensation, if any, it receives from the Funds, the Funds' Distributor or FRIMCo.

      You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per share calculated after a Fund receives your order in proper form (as determined by your Financial Intermediary). The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.

      For Class A Shares only: You must place purchase orders for Class A Shares through a Financial Intermediary in US dollars. Specific payment arrangements should be made with your Financial Intermediary. However, exceptions may be made by prior special arrangement.

      For Class C Shares only: All purchases of Class C Shares must be made through a Financial Intermediary in US dollars. Checks must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Funds of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Funds, may settle trades on the third business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds (i.e. any difference in net asset value between the trade date and the settlement date). In the case of insufficient funds checks, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.

      Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Offering Dates and Times

      Orders must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Purchases can be made on any day when Shares are offered. An authorized Fund agent is an entity contractually designated by FRIMCo to receive and accept orders for the purchase and redemption of shares of the Funds. Some, but not all, Financial Intermediaries are authorized Fund agents, and some, but not all, authorized Fund agents are Financial Intermediaries. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be credited.

Order and Payment Procedures

      Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

Automated Investment Program

       For Class A Shares: Your Financial Intermediary may offer an automated investment program. Contact your financial intermediary for further information.

      For Class C Shares: If you invest in Class C Shares through certain Financial Intermediaries, you may make regular investments (with a minimum of $25 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within US financial institutions that are members of the Federal Reserve System. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.

                               EXCHANGE PRIVILEGE

How to Exchange Shares

      Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus within the same share class on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

      Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange of Class C Shares in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.

      For Class A Shares, exchanges must be made through your Financial Intermediary.

      An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.


Systematic Exchange Program

      If you invest in Class A Shares, your Financial Intermediary may offer a systematic exchange program. If you would like to establish a systematic exchange program please contact your Financial Intermediary.

      If you invest in Class C Shares through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

      A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.

                           RIGHT TO REJECT OR RESTRICT
                          PURCHASE AND EXCHANGE ORDERS


      The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. The Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Each Fund reserves the right to restrict or reject, without prior notice, any purchase or exchange order for any reason, including transactions representing frequent trading. For example, a Fund may, in its discretion, restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a Fund's portfolio or otherwise not be in a Fund's best interests. In the event that a Fund rejects an exchange request, the Fund will not process the purchase side of the exchange and will seek additional instructions from the Financial Intermediary regarding whether or not to proceed with the redemption side of the exchange. The Funds' frequent trading policies have been approved by the Funds' Board of Trustees.


Frequent Trading Policies and Limitations on Trading Activity


      Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not knowingly permitted by the Funds. Frequent traders and market-timers should not invest in the Funds. The Funds are intended for long-term investors.


      The Funds, subject to the limitations described below, take steps reasonably designed to curtail frequent trading practices by investors or Financial Intermediaries.

      The Funds monitor for redemptions made within 60 days of purchase on a "first-in, first-out" basis.

      If either of these monitoring activities detects an account whose trading activity falls within the above described categories, the Funds will take the following steps:


     o Review the trading history for that account to determine if two round trips have occurred in a 90 day period to establish whether the pattern of trading activity may constitute impermissible frequent trading.
     o If a potential impermissible frequent trading pattern has been identified, the Funds will contact the Financial Intermediary to remind that Financial Intermediary of the Funds' frequent trading policy and to notify the Financial Intermediary that if the trading pattern continues, the Funds' will exercise their right to restrict or reject purchase and exchange orders.
     o The Funds will continue to monitor trading activity in the account and if a third round trip is detected, the Funds will again contact the Financial Intermediary to remind that Financial Intermediary of the Funds' frequent trading policy and to notify the Financial
          Intermediary that if the trading pattern continues, the Funds' will exercise their right to restrict or reject purchase and exchange orders.
     o The Funds will continue to monitor trading activity in the account and if another round trip occurs, the Funds will generally exercise their right to restrict or reject all purchase and exchange orders for that Financial Intermediary. However, if the Financial Intermediary does not have the ability to control the trading activity of the shareholder in question due to retirement plan exchange limits, ERISA considerations or Department of Labor regulations or if the termination of the Financial Intermediary's trading relationship with the Funds may not be in the best interest of the Fund or its shareholders, the Funds will seek the advice of legal counsel regarding how to proceed in this situation and will provide a report to the Board of Trustees regarding the situation and its resolution.

      The Funds, through their agents, will use their best efforts to exercise the Funds' right to restrict or reject purchase and exchange orders as described above.


      These trading limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. These trading limits are subject to the Funds' ability to monitor trading activity as described below. Automated or pre-established exchange, asset allocation and dollar cost averaging long-term investment programs of Financial Intermediaries are not subject to these trading limitations.

      The Funds will make best efforts to enforce the policy described above, however there may be limitations on the ability of the Funds to detect and curtail frequent trading practices for a significant percentage of a Fund's shareholders, depending on the structure of a Fund's shareholder accounts. In applying the policy on limitations on trading activity, the Funds consider the information available to them at the time and reserve the right to consider trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges. This policy will not affect any shareholder's redemption rights.

      Currently, Funds that have principal investment strategies to invest in fixed income securities are not considered to have the same risks associated with frequent trading as equity funds. However, these Funds or their agents will take the steps described above to curtail any frequent trading activity that is identified.

Risks of Frequent Trading

      Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund's portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund's operating expenses and decrease the Fund's performance. Since the Funds use hedging strategies to ensure that each Fund is fully invested, maintenance of a higher level of cash balances would not decrease a Fund's exposure to market moves but would decrease the proportion of the Fund that is actively managed.

      Additionally, to the extent that a Fund invests in Underlying Funds that invest significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund's valuation time (referred to as price arbitrage). These Underlying Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what they believe to be the fair value of the foreign securities as of the valuation time. To the extent that an Underlying Fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

      Because certain small cap equity securities may be traded infrequently, to the extent that a Fund invests in Underlying Funds that invest significantly in small cap equity securities investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund's portfolio to a greater degree than Funds which invest in Underlying Funds that invest in highly liquid securities, in part because the Underlying Fund may have difficulty selling these small cap portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Limitations on the Ability to Detect and Curtail Frequent Trading

      The Funds will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. These circumstances include:

     o Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent frequent trading, there is no guarantee that the Funds or their agents will be able to identify each such shareholder or curtail their trading practices.
     o The ability of the Funds and their agents to detect and curtail frequent trading activity may also be limited by operation systems and technological limitations.
     o The Funds also generally receive purchase, exchange and redemption orders through Financial Intermediaries and cannot always know or reasonably detect frequent trading which may be facilitated by certain Financial Intermediaries.
     o Omnibus account arrangements are common forms of holding Fund shares, particularly among certain Financial Intermediaries such as brokers and retirement plans. These arrangements permit the Financial Intermediary to aggregate their clients' transactions and ownership positions into one account with a Fund. Generally, in these circumstances, the identities of individual shareholders are not known to a Fund.

      The Underlying Funds have similar frequent trading policies. Please see the Prospectuses of the Underlying Funds for further information.


                              HOW TO REDEEM SHARES

      Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that a Fund has received payment for your purchase.


Redemption Dates and Times

      Redemption requests must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.


Systematic Withdrawal Program

      For Class A Shares: Your Financial Intermediary may offer a systematic withdrawal program. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. When you redeem Shares under a systematic withdrawal program, it may be a taxable transaction.

      For Class C Shares: If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it may be a taxable transaction.

      You may  discontinue  the  systematic  withdrawal  program,  or change the
amount  and  timing  of  withdrawal   payments  by  contacting   your  Financial
Intermediary.


                         PAYMENT OF REDEMPTION PROCEEDS

      Payment will ordinarily be made within seven days of receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.

      For Class A Shares: When you redeem your Shares, a Fund will pay your redemption proceeds to your Financial Intermediary for your benefit within seven days after the Fund receives the redemption request in proper form.

      For Class C Shares: Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be
(a) wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form or (b) sent by Electronic Funds Transfer (EFT) to your predesignated bank account on the second business day after a Fund receives your redemption request in proper form. On Federal Reserve holidays, funds will settle on the next day the Federal Reserve is open. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. The Funds will always charge a fee when sending an international wire transfer for redemptions. The Funds reserve the right to charge a fee when sending a domestic wire transfer for redemptions. The Funds do not charge for EFT though your bank may charge a fee to receive the EFT. Wire transfers and EFTs can be sent to US financial institutions that are members of the Federal Reserve System.

                   OTHER INFORMATION ABOUT SHARE TRANSACTIONS

Written Instructions

       For Class A Shares: Written instructions must be in proper form as determined by your Financial Intermediary.

      For Class C Shares: The Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to ensure proper form. Generally, your instructions must include:

      o  The Fund name and account number
      o  Details related to the transaction including type and amount
      o  Signatures of all owners exactly as registered on the account
      o  Any supporting legal documentation that may be required

Responsibility for Fraud

      Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

      For Class C Shares: Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. If a signature guarantee is required, the Funds will only accept STAMP2000 Medallion Imprints. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

Redemption in-kind

      The Funds may pay for any portion of a redemption amount in excess of $250,000 by a distribution of in-kind securities from the Funds' portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Uncashed Checks

      For Class C Shares: Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts

      Many brokers, employee benefit plans and bank trusts combine their clients' holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary's omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                            MONEY MANAGER INFORMATION

      The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Underlying Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

      This section identifies the money managers for the Underlying Funds in which the Funds invest. The Underlying Funds may engage or terminate a money manager at any time, subject to the approval of the Underlying Funds' Board of Trustees, without a shareholder vote. A complete list of current money managers for the Underlying Funds can also be found at www.Russell.com.

                             Diversified Equity Fund


       Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

       Ark Asset Management Co., Inc., 125 Broad Street, New York, NY 10004.

       Institutional  Capital  Corporation,  225 W.  Wacker  Drive,  Suite 2400,
          Chicago, IL 60606.

       Jacobs Levy Equity  Management,  Inc.,  100 Campus  Drive,  P.O. Box 650,
          Florham Park, NJ 07932-0650.

       Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO
          80202.

       MFS Institutional  Advisors,  Inc.,  500  Boylston  Street,  21st  Floor,
          Boston, MA 02116-3741.

       Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA
          30326-3248.

       Schneider Capital Management  Corporation,  460 E. Swedesford Road, Suite
          1080, Wayne, PA 19087.

       Suffolk Capital Management,  LLC, 1633 Broadway, 40th Floor, New York, NY
          10019.

       Turner  Investment  Partners,  Inc.,  1205  Westlakes  Drive,  Suite 100,
          Berwyn, PA 19312.



                            Quantitative Equity Fund

       Aronson+Johnson+Ortiz,   LP,  230  South   Broad   Street,   20th  Floor,
          Philadelphia, PA 19102.

       Franklin Portfolio Associates, LLC, One Boston Place, 29th Floor, Boston,
          MA 02108.

       Goldman Sachs Asset Management,  L.P., 32 Old Slip, 17th Floor, New York,
          NY 10005.

       Jacobs Levy Equity  Management,  Inc.,  100 Campus  Drive,  P.O. Box 650,
          Florham Park, NJ 07932-0650.


                               Special Growth Fund


       CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
          Diego, CA 92101.

       David J. Greene and Company,  LLC, 599  Lexington  Avenue,  New York,  NY
          10022-6067.

       Delphi Management, Inc., 50 Rowes Wharf, Suite 540, Boston, MA 02110.

       Goldman Sachs Asset Management,  L.P., 32 Old Slip, 17th Floor, New York,
          NY 10005.

       Gould Investment  Partners LLC, 1235 Westlakes Drive,  Suite 280, Berwyn,
          PA 19312-2412.

       Jacobs Levy Equity  Management,  Inc.,  100 Campus  Drive,  P.O. Box 650,
          Florham Park, NJ 07932-0650.

       Nicholas-Applegate Capital Management LLC, 600 West Broadway, Suite 2900,
          San Diego, CA 92101.



       TimesSquare Capital  Management,  LLC, Four Times Square, 25th Floor, New
          York, NY 10036-9998.


       Tyee  Capital  Management,  Inc.,  1301 S.W.  Fifth  Avenue,  Suite  2100
          Portland, OR 97204.


                           Real Estate Securities Fund


       AEW Management and Advisors,  L.P.,  World Trade Center East, Two Seaport
          Lane, 16th Floor, Boston, MA 02210-2021.

       Heitman Real Estate  Securities LLC, 191 North Wacker Drive,  Suite 2500,
          Chicago, IL 60606.

       INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division, Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240.

       RREEF America L.L.C.,  The Hancock  Building,  875 North Michigan Avenue,
          41st Floor, Chicago IL 60611-1901.


                          International Securities Fund

       Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.


       AQR Capital Management,  LLC, Two Greenwich Plaza, 3rd Floor,  Greenwich,
          CT 06830. .


       Axiom  International  Investors LLC, 55 Railroad  Avenue,  Greenwich,  CT
          06830-6378.

       The Boston Company Asset  Management,  LLC, Mellon  Financial  Center One
          Boston Place, 14th Floor, Boston, MA 02108-4408.



       Fidelity Management & Research Company, 82 Devonshire Street, Mail Zone -
          V5B, Boston, MA 02109-3614.


       MFS Institutional   Advisors,   Inc.  500  Boylston  Street,  Boston,  MA
          02116-3740.


       Marvin & Palmer Associates,  Inc., 1201 North Market Street,  Suite 2300,
          Wilmington, DE 19801-1165.

       Mondrian Investment  Partners Limited,  80 Cheapside,  3rd Floor,  London
          EC2V 6EE England.




       Wellington Management Company, LLP, 75 State Street, Boston, MA 02109.


                              Emerging Markets Fund

       Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

       Arrowstreet Capital,  Limited Partnership,  44 Brattle Street, 5th Floor,
          Cambridge MA 02138.

       Genesis Asset Managers,  LLP, P.O. Box 466 Barclays Court,  Les Echelons,
          St. Peter Port, Guernsey, GY1 6AW Channel Islands.

       T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202-1009.

       Wells  Capital  Management  Inc.,  525 Market  Street,  10th  Floor,  San
          Francisco, CA 94105.


                              Diversified Bond Fund


       Bear Stearns Asset  Management  Inc.,  383 Madison  Avenue,  New York, NY
          10179.


       Lehman Brothers Asset Management LLC, 200 South Wacker Drive, Suite 2100,
          Chicago, IL 60606.


       Pacific  Investment  Management  Company LLC, 840 Newport  Center  Drive,
          Suite 300, P.O. Box 6430, Newport Beach, CA 92660.

       Western Asset Management Company, 385 East Colorado Boulevard,  Pasadena,
          CA 91101.


                             Multistrategy Bond Fund


       Bear Stearns Asset Management Inc. ("Bear Stearns"),  383 Madison Avenue,
          New York, NY 10179.

       Delaware Management  Company,  a series of Delaware  Management  Business
          Trust, One Commerce Square, 2005 Market Street, Philadelphia, PA 19103-3682.

       Morgan Stanley  Investment  Management Inc., One Tower Bridge,  100 Front
          Street, Suite 1100,West Conshohocken, PA 19428-2881.

       Pacific  Investment  Management  Company LLC, 840 Newport  Center  Drive,
          Suite 300, P.O. Box 6430, Newport Beach, CA 92660.

                            Short Duration Bond Fund


       Merganser Capital Management L.P., 99 High Street, Boston, MA 02110-2320.

       Pacific  Investment  Management  Company LLC, 840 Newport  Center  Drive,
          Suite 300, P.O. Box 6430, Newport Beach, CA 92660.

       STW Fixed Income Management,  6185 Carpinteria  Avenue,  Carpinteria,  CA
          93013.

       When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Underlying Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semi-annual report or the SAI of the Funds and the Underlying Funds, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

        Frank Russell Investment Company
        909 A Street
        Tacoma, WA  98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495


The Funds' and the Underlying Funds' SAI and annual and semi-annual reports to shareholders are available, free of charge, on the Funds' Web site at www.russell.com.

You can review and copy information about the Funds and the Underlying Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
   Class A and C Shares:
   2010 Strategy Fund
   2020 Strategy Fund
   2030 Strategy Fund
   2040 Strategy Fund


                                    Distributor: Russell Fund Distributors, Inc.
                        Frank Russell Investment Company's SEC File No. 811-3153
                                                                          (0705)

                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A Street
                            Tacoma, Washington 98402
                            Telephone 1-800-787-7354

                       STATEMENT OF ADDITIONAL INFORMATION
                                 Funds of Funds


                                  June 30, 2005


      Frank Russell Investment Company ("FRIC") is a single legal entity organized as a Massachusetts business trust. FRIC operates investment portfolios referred to as "Funds." FRIC offers Shares of beneficial interest in the Funds in multiple separate prospectuses.

      This Statement of Additional Information ("Statement") is not a Prospectus; this Statement should be read in conjunction with the Funds of Funds' Prospectuses, which may be obtained without charge by telephoning or writing FRIC at the number or address shown above.

      Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.


      This Statement incorporates by reference the Funds of Funds' Annual Reports to Shareholders for the year ended October 31, 2004, and the Funds of Funds' Semi-Annual Reports to Shareholders for the period ended April 30, 2005. Copies of the Funds of Funds' Annual and Semi-Annual Reports accompany this Statement. This Statement also incorporates by reference the Underlying Funds' Annual Reports to Shareholders for the year ended October 31, 2004, and the Underlying Funds' Semi-Annual Reports to Shareholders for the period ended April 30, 2005. Copies of the Underlying Funds' Annual and Semi-Annual Reports are available free of charge by calling Russell Investment Services at the above number.


      This Statement describes the Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds (collectively, the "LifePoints Target Portfolio Funds"), the 2010 Strategy, 2020 Strategy, 2030 Strategy and 2040 Strategy Funds (collectively, the "LifePoints Target Date Funds") and the Tax-Managed Global Equity Fund (together with the LifePoints Target Portfolio Funds and the LifePoints Target Date Funds, the "Funds of Funds"), each of which invests in different combinations of other funds (the "Underlying Funds") which invests in different combinations of stocks, bonds and cash equivalents.

                                   INCEPTION DATE         PROSPECTUS DATE
FUND
Equity Aggressive Strategy         September 30, 1997     March 1, 2005
Aggressive Strategy                September 16, 1997     March 1, 2005
Balanced Strategy                  September 16, 1997     March 1, 2005
Moderate Strategy                  October 2, 1997        March 1, 2005
Conservative Strategy              November 7, 1997       March 1, 2005
Tax-Managed Global Equity          February 1, 2000       March 1, 2005

2010 Strategy Fund                 December 31, 2004      June 30, 2005
2020 Strategy Fund                 December 31, 2004      June 30, 2005
2030 Strategy Fund                 December 31, 2004      June 30, 2005
2040 Strategy Fund                 December 31, 2004      June 30, 2005

The Underlying Funds in which the Funds of Funds currently invest commenced operations on the dates indicated below:


                                              INCEPTION DATE
FUND
Diversified Equity Fund                       September 5, 1985
Special Growth Fund                           September 5, 1985
Quantitative Equity Fund                      May 15, 1987
International Securities Fund                 September 5, 1985
Diversified Bond Fund                         September 5, 1985
Short Duration Bond Fund*                     October 30, 1981
Multistrategy Bond Fund                       January 29, 1993
Real Estate Securities Fund                   July 28, 1989
Emerging Markets Fund                         January 29, 1993
Tax-Managed Large Cap Fund                    October 7, 1996
Tax-Managed Mid & Small Cap Fund**            December 1, 1999

* On September 15, 2004, the Short Term Bond Fund was renamed the Short Duration Bond Fund.
** On or about March 1, 2002, the Tax-Managed Small Cap Fund was renamed the Tax-Managed Mid & Small Cap Fund.

Each of the Funds of Funds presently offers interests in different classes of Shares as described in the table below. Unless otherwise indicated, this Statement relates to all classes of Shares of the Funds of Funds.

Fund                                     Class A      Class C      Class D       Class E    Class S
-------------------------------------- ------------- ---------- --------------- ---------- ----------
Equity Aggressive Strategy                  X            X            X             X          X
-------------------------------------- ------------- ---------- --------------- ---------- ----------
-------------------------------------- ------------- ---------- --------------- ---------- ----------
Aggressive Strategy                         X            X            X             X          X
-------------------------------------- ------------- ---------- --------------- ---------- ----------
-------------------------------------- ------------- ---------- --------------- ---------- ----------
Balanced Strategy                           X            X            X             X          X
-------------------------------------- ------------- ---------- --------------- ---------- ----------
-------------------------------------- ------------- ---------- --------------- ---------- ----------
Moderate Strategy                           X            X            X             X          X
-------------------------------------- ------------- ---------- --------------- ---------- ----------
-------------------------------------- ------------- ---------- --------------- ---------- ----------
Conservative Strategy                       X            X            X             X          X
-------------------------------------- ------------- ---------- --------------- ---------- ----------
-------------------------------------- ------------- ---------- --------------- ---------- ----------
Tax-Managed Global Equity                                X                          X          X
-------------------------------------- ------------- ---------- --------------- ---------- ----------
-------------------------------------- ------------- ---------- --------------- ---------- ----------
2010 Strategy Fund                          X            X            X             X          X
-------------------------------------- ------------- ---------- --------------- ---------- ----------
-------------------------------------- ------------- ---------- --------------- ---------- ----------
2020 Strategy Fund                          X            X            X             X          X
-------------------------------------- ------------- ---------- --------------- ---------- ----------
-------------------------------------- ------------- ---------- --------------- ---------- ----------
2030 Strategy Fund                          X            X            X             X          X
-------------------------------------- ------------- ---------- --------------- ---------- ----------
-------------------------------------- ------------- ---------- --------------- ---------- ----------
2040 Strategy Fund                          X            X            X             X          X
-------------------------------------- ------------- ---------- --------------- ---------- ----------

                                TABLE OF CONTENTS

         CERTAIN TERMS USED IN THIS STATEMENT OF ADDITIONAL INFORMATION
                           ARE DEFINED IN THE GLOSSARY


STRUCTURE AND GOVERNANCE.......................................................1
   ORGANIZATION AND BUSINESS HISTORY...........................................1
   SHAREHOLDER MEETINGS........................................................1
   CONTROLLING SHAREHOLDERS....................................................2
   TRUSTEES AND OFFICERS.......................................................5
OPERATION OF FRIC.............................................................11
   SERVICE PROVIDERS..........................................................11
   CONSULTANT.................................................................11
   ADVISOR AND ADMINISTRATOR..................................................11
   PORTFOLIO MANAGERS.........................................................13
   MONEY MANAGERS.............................................................14
   APPROVAL OF INVESTMENT ADVISORY AGREEMENT..................................15
   DISTRIBUTOR................................................................17
   CUSTODIAN AND PORTFOLIO ACCOUNTANT.........................................17
   TRANSFER AND DIVIDEND DISBURSING AGENT.....................................18
   ORDER PLACEMENT DESIGNEES..................................................18
   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............................19
   CODES OF ETHICS............................................................19
   PLAN PURSUANT TO RULE 18f-3................................................22
   DISTRIBUTION PLAN..........................................................23
   SHAREHOLDER SERVICES PLAN..................................................24
   UNDERLYING FUND EXPENSES...................................................25
   FUND OF FUNDS OPERATING EXPENSES...........................................25
   PURCHASE, EXCHANGE AND REDEMPTION OF FUND OF FUNDS SHARES..................26
   SALES CHARGE WAIVERS AND REDUCTIONS........................................27
   VALUATION OF THE FUND OF FUNDS SHARES......................................28
   PRICING OF SECURITIES......................................................29
   PROXY VOTING POLICIES AND PROCEDURES.......................................29
   PORTFOLIO TURNOVER RATES OF THE FUNDS OF FUNDS.............................29
   PORTFOLIO TRANSACTION POLICIES AND TURNOVER RATES OF THE UNDERLYING FUNDS..30
   DISCLOSURE OF PORTFOLIO HOLDINGS...........................................30
   BROKERAGE ALLOCATIONS......................................................31
   BROKERAGE COMMISSIONS......................................................32
   YIELD AND TOTAL RETURN QUOTATIONS..........................................33
INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES OF THE FUNDS OF FUNDS.........35
   INVESTMENT RESTRICTIONS....................................................35
INVESTMENT RESTRICTIONS AND POLICIES OF THE UNDERLYING FUNDS..................37
INVESTMENTS OF THE UNDERLYING FUNDS...........................................46
TAXES.........................................................................68
MONEY MANAGER INFORMATION FOR THE UNDERLYING FUNDS............................71
RATINGS OF DEBT INSTRUMENTS...................................................76
FINANCIAL STATEMENTS..........................................................80
GLOSSARY......................................................................80

                            STRUCTURE AND GOVERNANCE

      ORGANIZATION AND BUSINESS HISTORY. FRIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, FRIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

      FRIC is currently organized and operating under an Amended and Restated Master Trust Agreement dated August 19, 2002, and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board" or the "Trustees") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of FRIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of FRIC or the Fund, respectively. FRIC is a registered open-end management investment company. Each of the Funds of Funds is nondiversified.

      FRIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio - a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their Shares at any time
(1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of FRIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectuses with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares only to the extent consistent with the Investment Company Act of 1940, the rules thereunder and Securities and Exchange Commission interpretations thereof.

      FRIC Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $0.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. The Class C, Class D and Class E Shares are subject to a shareholder services fee of up to 0.25%. In addition, the Class A and Class D Shares are subject to a Rule 12b-1 fee of up to 0.75% (presently limited to 0.25%) and the Class C Shares are subject to a 0.75% Rule 12b-1 fee. Unless otherwise indicated, "Shares" in this Statement refers to all classes of Shares of the Funds of Funds.

      Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that FRIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

      Frank Russell Company ("FRC") has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.

      SHAREHOLDER MEETINGS. FRIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of FRIC's outstanding Shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Trustees will provide the assistance required by the Investment Company Act of 1940 in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

      CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of FRIC, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of FRIC Shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" FRIC.


      At May 31, 2005, the following shareholders owned 5% or more of any Class of any Fund of Funds' Shares:

2010 Strategy Fund - Class D - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 99.41%, record.

2010 Strategy Fund - Class E - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 99.99%, record.

2010 Strategy Fund - Class S - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 99.99%, record.

2020 Strategy Fund - Class D - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 99.73%, record.

2020 Strategy Fund - Class E - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 99.99%, record.

2020 Strategy Fund - Class S - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 99.99%, record.

2030 Strategy Fund - Class D - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 97.47%, record.

2030 Strategy Fund - Class E - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 99.99%, record.

2030 Strategy Fund - Class S - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 99.99%, record.

2040 Strategy Fund - Class D - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 98.84%, record.

2040 Strategy Fund - Class E - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 99.99%, record.

2040 Strategy Fund - Class S - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 99.99%, record.

Aggressive Strategy Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 5.45%, record.

Aggressive Strategy Fund - Class D - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 76.42%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 13.01%, record.

Aggressive Strategy Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 27.75%, record. THE MANUFACTURERS LIFE INS CO USA, 250 BLOOR ST EAST 7TH FLR, TORONTO ONTARIO CANADA M4W IE5, 17.59%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 17.24%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 9.71%, record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 8.77%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 7.16%, record.

Aggressive Strategy Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 24.67%, record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 6.97%, record.

Balanced Strategy Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 6.43%, record.

Balanced Strategy Fund - Class D - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 76.25%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 13.89%, record.

Balanced Strategy Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 25.35%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 17.17%, record. THE MANUFACTURERS LIFE INS CO USA, 250 BLOOR ST EAST 7TH FLR, TORONTO ONTARIO CANADA M4W IE5, 16.72%, record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 12.95%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 10.75%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 6.66%, record.

Balanced Strategy Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 20.67%, record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 9.14%, record.

Conservative Strategy Fund - Class A - NORTHWESTERN MUTUAL INVESTMENT SERVICES LLC, 611 EAST WISCONSIN AVE, SUITE 300, MILWAUKIE, WI, 53202, 12.02%, record. NORTHWESTERN MUTUAL INVESTMENT SERVICES LLC, 611 EAST WISCONSIN AVE, SUITE 300, MILWAUKIE, WI, 53202, 6.12%, record.

Conservative Strategy Fund - Class D - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 76.16%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 13.06%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 6.18%, record.

Conservative Strategy Fund - Class E - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 66.56%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 9.19%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 8.92%, record.

Conservative Strategy Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 31.33%, record. NORTHWESTERN MUTUAL INVESTMENT SERVICES LLC, 611 EAST WISCONSIN AVE, SUITE 300, MILWAUKIE, WI, 53202, 7.27%, record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 5.55%, record.

Equity Aggressive Strategy Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 10.59%, record.

Equity Aggressive Strategy Fund - Class D - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 71.23%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 10.23%, record.

Equity Aggressive Strategy Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 31.91%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 14.21%, record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 12.30%, record. THE MANUFACTURERS LIFE INS CO USA, 250 BLOOR ST EAST 7TH FLR, TORONTO ONTARIO CANADA M4W IE5, 11.24%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 7.95%, record. MITRA & CO, ATTN EXP, 1000 N WATER ST TR 14, MILLWAUKEE WI 53202-6648, 5.92%, record.

Equity Aggressive Strategy Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 28.11%, record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 5.88%, record.

Moderate Strategy Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 8.41%, record.

Moderate Strategy Fund - Class D - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 77.95%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 14.17%, record.

Moderate Strategy Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 22.16%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 21.42%, record. PRINCOR FINANCIAL ERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 12.27%, record. THE MANUFACTURERS LIFE INS CO USA, 250 BLOOR ST EAST 7TH FLR, TORONTO ONTARIO CANADA M4W IE5, 11.68%, record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 10.63%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 9.82%, record.

Moderate Strategy Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 26.26%, record.

     At May 31, 2005, the following shareholders could be deemed to "control" the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund. A shareholder who "controls" a Fund has the ability to exert a greater influence over the outcome of any proposals on which it is entitled to vote concerning the Fund than do non-controlling shareholders.

2010 Strategy Fund - THE  NORTHWESTERN  MUTUAL LIFE INS CO, 720 E WISCONSIN AVE,
ATTN: NANCE SARVER, MILWAUKEE WI53202-4703, 99.79%, record.

2020 Strategy Fund - THE  NORTHWESTERN  MUTUAL LIFE INS CO, 720 E WISCONSIN AVE,
ATTN: NANCE SARVER, MILWAUKEE WI53202-4703, 99.90%, record.

2030 Strategy Fund - THE  NORTHWESTERN  MUTUAL LIFE INS CO, 720 E WISCONSIN AVE,
ATTN: NANCE SARVER, MILWAUKEE WI53202-4703, 99.14%, record.

2040 Strategy Fund - THE  NORTHWESTERN  MUTUAL LIFE INS CO, 720 E WISCONSIN AVE,
ATTN: NANCE SARVER, MILWAUKEE WI53202-4703, 99.60%, record.

Moderate Strategy Fund - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 28.12%, record.


      For information in this regard with respect to the Underlying Funds, refer to the Statement of Additional Information for the Underlying Funds.

      The Trustees and officers of FRIC, as a group, own less than 1% of any Class of each Fund.

      TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with Frank Russell Investment Management Company ("FRIMCo") and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of FRIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. There are four Trustees Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board's responsibilities. The officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.


      The Board of Trustees has established a standing Audit Committee and a standing Nominating and Governance Committee. The Audit Committee's primary functions are: (1) oversight of the Funds' accounting and financial reporting policies and practices and their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversight of the quality and objectivity of the Funds' financial statements and the independent audit thereof; and (3) to act as liaison between the Funds' independent auditors and the full Board. It is management's responsibility to maintain appropriate systems for accounting and internal control and the auditor's responsibility to plan and carry out a proper audit. Currently, the Audit Committee members consist of Messrs. Raymond P. Tennison, Jr., Daniel P. Connealy, Jonathan Fine and Jack Thompson, each of whom is an independent Trustee. For the fiscal year ending October 31, 2004, the Audit Committee held six meetings. FRIC's Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee's current responsibilities. The Audit Committee reviews the maintenance of the Funds' records and the safekeeping arrangements of FRIC's custodian, reviews both the audit and non-audit work of FRIC's independent auditors, submits a recommendation to the Board as to the selection of independent auditors, and pre-approves (i) all audit and non-audit services to be rendered by the auditors for FRIC, (ii) all audit services provided to FRIMCo, or any affiliate thereof that provides ongoing services to FRIC, relating to the operations and financial reporting of FRIC, and (iii) all non-audit services relating to the operations and financial reporting of FRIC, provided to FRIMCo, or any affiliate thereof that provides ongoing services to FRIC, by any auditors with an ongoing relationship with FRIC.

      The primary  functions of the Nominating and Governance  Committee are to:
(1) nominate individuals who are not interested persons of FRIC for independent Trustee membership on the Board; (2) evaluate and review the composition and performance of the Board; (3) review Board governance procedures; (4) review Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. The Committee will not consider nominees recommended by Shareholders of the Funds. Currently, the Nominating and Governance Committee members consist of Messrs. Paul E. Anderson and Lee C. Gingrich and Mses. Julie W. Weston and Kristianne Blake, each of whom is an independent Trustee. For the fiscal year ending October 31, 2004, the Nominating and Governance Committee held six meetings.

      FRIC paid $715,874 in the aggregate for the fiscal year ended October 31, 2004 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual retainer plus meeting attendance and chairperson (both Board and Committee) fees in addition to any travel and other expenses incurred in attending Board meetings. FRIC's officers and employees are paid by FRIMCo or its affiliates.

     The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 34 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.




                                                                                             No. of
                                                                                           Portfolios
                                                                                              in
                                                                                            Russell
                            Position(s)                                                      Fund
                             Held With                                                      Complex        Other
                              Fund and                          Principal Occupation(s)    Overseen    Directorships
                             Length of                                During the              by           Held
   Name, Age, Address       Time Served   Term of Office             Past 5 Years           Trustee     by Trustee
--------------------------- ------------- ------------------ ----------------------------- ---------- ----------------
--------------------------- ------------- ------------------ ----------------------------- ---------- ----------------
   INTERESTED TRUSTEES
--------------------------- ------------- ------------------ ----------------------------- ---------- ----------------
--------------------------- ------------- ------------------ ----------------------------- ---------- ----------------

*Lynn L. Anderson,           Trustee       Appointed until   Vice Chairman, FRC            39         Trustee, The
Born April 22, 1939          since 1987    successor is      Trustee, FRIC and RIF                    SSgA Funds
                                           duly elected      Until 2005, Chairman of the              (investment
909 A Street                               and qualified     Board, FRIC and RIF                      company)
Tacoma, Washington                                           CEO, Russell Fund
98402-1616                                                   Distributors, Inc.
                                                             (broker-dealer
                                                             "RFD"))   President
                                                             and Chairman of the
                                                             Board,  SSgA  Funds
                                                             (investment
                                                             company)
                                                             Chairman of the Board,
                                                             FRTC Until July 2004,
                                                             Director, Frank
                                                             Russell Investments
                                                             (Ireland) Limited
                                                             (Irish limited
                                                             company) and Frank
                                                             Russell Investments
                                                             (Cayman) Ltd.
                                                             (manager of
                                                             variable capital
                                                             investment
                                                             companies)
                                                             Until October 2002,
                                                             President  and CEO,
                                                             FRIC and RIF
                                                             Until January 2005,
                                                             Chairman of the
                                                             Board, RFD and
                                                             FRIMCo
--------------------------- ------------- ------------------ ----------------------------- ---------- ----------------
--------------------------- ------------- ------------------ ----------------------------- ---------- ----------------

--------------------------- ------------- ------------------ ----------------------------- ---------- ----------------
--------------------------- ------------- ------------------ ----------------------------- ---------- ----------------
*Michael J.A. Phillips,      Trustee       Appointed until   Chairman of the Board, FRC    39         None
Born January 20, 1948        Since 2002    successor is      1990 - 2003, President, FRC
                                           duly elected      1993 - 2003, CEO, FRC
909 A Street                               and qualified.    Trustee, FRIC and RIF
Tacoma, Washington                                           Director, FRTC; Frank
98402-1616                                                   Russell Investments
                                                             (Suisse) S.A.
                                                             (global  investment
                                                             services); Frank
                                                             Russell Company
                                                             Limited (consultant
                                                             to institutional
                                                             investors in Europe
                                                             and  the UK)
                                                             Chairman of the
                                                             Board and President,
                                                             Russell 20-20
                                                             Association; and
                                                             Frank  Russell
                                                             Investments
                                                             (Delaware), Inc.
                                                             (general partner in
                                                             various limited
                                                             partnerships
                                                             ("FRIDI"))


--------------------------- ------------- ------------------ ----------------------------- ---------- ----------------

* Each of Messrs. Anderson and Phillips is also an officer and/or director of one or more an affiliates of FRIC and RIF and is therefore an interested trustee.

                                                                                                   No. of
                                 Position(s)                                                    Portfolios in
                                  Held With                                                       Russell Fund       Other
                                  Fund and                         Principal Occupation(s)        Complex        Directorships
                                    Time                                 During the             Overseen by          Held
      Name, Age, Address           Served      Term of Office            Past 5 Years              Trustee         by Trustee
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

     INDEPENDENT TRUSTEES

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Paul E. Anderson,                 Trustee      Appointed until   o    1996 to present,                39             None
Born October 15, 1931             since 1984   successor is           President, Anderson
                                               duly
                                               elected and            Management Group LLC
909 A Street                                   qualified              (private investments
Tacoma, Washington                                                    consulting)
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Kristianne Blake,                 Trustee      Appointed until   o    President,                      39        o    Trustee
Born January 22, 1954             since 2000   successor is           Kristianne                                     WM Group
                                               duly                   Gates Blake, P.S.                              of Funds
                                               elected and            (accounting services)                          (investment
909 A Street                                   qualified                                                             company);
Tacoma, Washington                                                                                               o   Director,
98402-1616                                                                                                           Avista Corp
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Daniel P. Connealy                Trustee      Appointed until   o    June 2004 to                    39        o    Director,
Born June 6, 1946                 since        successor is           present, Senior Vice                           Gold Banc
                                  2003         duly                   President and Chief                            Corporation,
909 A Street                                   elected and            Financial Officer,                             Inc.
Tacoma, Washington                             qualified              Waddell & Reed
98402-1616                                                            Financial, Inc.
                                                                 o    2003, Retired
                                                                 o    2001 - 2003, Vice
                                                                      President and Chief
                                                                      Financial Officer,
                                                                      Janus Capital Group Inc.
                                                                 o    1979 - 2001, Audit
                                                                      and Accounting Partner,
                                                                      PricewaterhouseCoopers
                                                                      LLP
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------


Jonathan Fine                     Trustee      Appointed until   o    President and Chief             39             None
Born July 8, 1954                 since        successor is           Executive Officer,
                                  2004         duly                   United Way of King
909 A Street                                   elected and            County, WA
Tacoma, Washington                             qualified
98402-1616

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Lee C. Gingrich,                  Trustee      Appointed until   o    Retired since 1995              39             None
Born October 6, 1930              since 1984   successor is
                                               duly
                                               elected and
909 A Street                                   qualified
Tacoma, Washington
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Raymond P. Tennison, Jr.          Trustee      Appointed until   o    Currently,                      39             None
Born December 21, 1955            since 2000   successor is           President,
                                               duly                   Simpson Investment
                                               elected and            Company and several
909 A Street                                   qualified              additional subsidiary
Tacoma, Washington                                                    companies, including
98402-1616                                                            Simpson Timber Company,
                                                                      Simpson Paper Company
                                                                      and Simpson Tacoma
                                                                      Kraft Company
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------



-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Jack Thompson,                    Trustee      Appointed until   o    September 2003 to               39        Director, Sparx
Born March 21, 1949               since 2005   successor is           present,
                                               duly                   Independent Board Chair                   Japan Fund
                                               elected and            and Chairman of the
                                               qualified              Audit Committee,
909 A Street                                                          Sparx Japan Fund
Tacoma, Washington
98402-1616                                                       o    February 1999 to
                                                                      May 2003,
                                                                      President, Chief
                                                                      Executive
                                                                      Officer and Director,
                                                                      Berger Financial Group,
                                                                      LLC
                                                                 o    May 1999 to May
                                                                      2003, President
                                                                      and Trustee,
                                                                      Berger Funds
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Julie W. Weston,                  Trustee      Appointed until   o    Retired since 2000              39             None
Born October 2, 1943              since 2002   successor is      o    1987 to 2002,
                                               duly elected           Director, Smith Barney
                                               and qualified          Fundamental Value Fund
909 A Street
Tacoma, Washington
98402-1616







                                                                                          No. of
                                                                                        Portfolios
                           Position(s)                                                      in
                            Held With                                                  Russell Fund       Other
                             Fund and                        Principal Occupation(s)     Complex      Directorships
       Name, Age,           Length of                              During the          Overseen by        Held
         Address           Time Served    Term of Office          Past 5 Years           Trustee       by Trustee
-------------------------- ------------- ------------------ -------------------------- ------------- ----------------
-------------------------- ------------- ------------------ -------------------------- ------------- ----------------

    TRUSTEES EMERITUS
-------------------------- ------------- ------------------ -------------------------- ------------- ----------------
*George F. Russell, Jr.,    Trustee       Until             Director Emeritus, Frank        39       None
Born July 3, 1932           Emeritus      resignation or    Russell Company
                            and           removal           (investment consultant
909 A Street                Chairman                        to institutional
Tacoma, Washington          Emeritus                        investors ("FRC")); and
98402-1616                  since 1999                      FRIMCo
                                                            Chairman   Emeritus,
                                                            FRIC and RIF;  Frank
                                                            Russell  Securities,
                                                            Inc. (broker-dealer
                                                            and investment
                                                            advisor    ("FRS"));
                                                            Russell 20-20 Association
                                                            (non-profit corporation);
                                                            and Frank  Russell Trust
                                                            Company (non-depository
                                                            trust company
                                                            ("FRTC"))
                                                            Chairman, Sunshine
                                                            Management Services, LLC
                                                            (investment advisor)
------------------------- --------------- ----------------- ------------------------- -------------- ----------------

------------------------- --------------- ----------------- ------------------------- -------------- ----------------
Paul Anton, Ph.D.,         Trustee         Five year term   o   Retired since              39             None
Born December 1, 1919      Emeritus                             1997
                           since 2003                       o   Trustee of
                                                                FRIC and RIF
909 A Street                                                    Until 2002
Tacoma, Washington
98402-1616

------------------------- --------------- ----------------- ------------------------- -------------- ----------------


------------------------- --------------- ----------------- ------------------------- -------------- ----------------
------------------------- --------------- ----------------- ------------------------- -------------- ----------------
William E. Baxter,         Trustee         Five year term   o   Retired since              39             None
Born June 8, 1925          Emeritus                             1986
                           since 2004                       o   Trustee of
                                                                FRIC and RIF
909 A Street                                                    Until 2004
Tacoma, Washington
98402-1616

------------------------- --------------- ----------------- ------------------------- -------------- ----------------

------------------------- --------------- ----------------- ------------------------- -------------- ----------------
------------------------- --------------- ----------------- ------------------------- -------------- ----------------
Eleanor W. Palmer,         Trustee         Five year term   o   Retired since              39             None
Born May 5, 1926           Emeritus                             1981
                           since 2004                       o   Trustee of
                                                                FRIC and RIF
909 A Street                                                    Until 2004
Tacoma, Washington
98402-1616

------------------------- --------------- ----------------- ------------------------- -------------- ----------------

* Mr. Russell is also a director emeritus of one or more affiliates of FRIC and RIF.


                                  Position(s) Held                                       Principal Occupation(s)
          Name, Age,            With Fund and Length                                            During the
           Address                 of Time Served       Term of Office                         Past 5 Years
------------------------------- ---------------------- ------------------ -------------------------------------------------------

           OFFICERS
------------------------------- ---------------------- ------------------ -------------------------------------------------------

Cheryl Wichers                  Chief Compliance       Until successor    o        Chief Compliance Officer, FRIC
Born December 16, 1966          Officer since 2005     is chosen and      o        Chief Compliance Officer, RIF
                                                       qualified by       o        Chief Compliance Officer, FRIMCo
909 A Street                                           Trustees           o        April 2002-May 2005, Manager, Global
Tacoma, Washington                                                                 Regulatory Policy
98402-1616                                                                o        1998-2002, Compliance Supervisor, Russell
                                                                                   Investment Group

------------------------------- ---------------------- ------------------ -------------------------------------------------------
Greg J. Stark,                  President and Chief    Until successor    o        President and CEO, FRIC and RIF
Born May 3, 1968                Executive Officer      is chosen and      o        Chairman of the Board, President and CEO,
                                since 2004             qualified by                FRIMCo
909 A Street                                           Trustees           o        Chairman of the Board and President, RFD and
Tacoma, Washington                                                                 Russell Insurance Agency, Inc. (insurance agency
98402-1616                                                                         ("RIA"))
                                                                          o        Until 2004, Managing Director of Individual
                                                                                   Investor Services, FRC
                                                                          o        2000 to 2004, Managing Director, Sales and
                                                                                   Client Service, FRIMCo


------------------------------- ---------------------- ------------------ -------------------------------------------------------
Mark E. Swanson,                Treasurer and Chief     Until successor   o        Treasurer and Chief Accounting Officer, FRIC
Born November 26, 1963          Accounting Officer      is chosen and              and RIF
                                since 1998              qualified by      o        Director, Funds Administration, FRIMCo, FRTC
                                                        Trustees                   and RFD
                                                                          o        Treasurer and Principal Accounting Officer,
                                                                                   SSgA Funds
909 A Street
Tacoma, Washington
98402-1616
------------------------------- ---------------------- ------------------ -------------------------------------------------------

Thomas F. Hanly,                 Chief Investment       Until removed by  o        Chief Investment Officer, FRIC, RIF, FRC,
Born November 17, 1964           Officer since 2004     Trustees                   FRTC
                                                                          o        Director and Chief Investment Officer,
909 A Street                                                                       FRIMCo and RFD
Tacoma, Washington                                                        o        1999 to 2003, Chief Financial Officer, FRC,
98402-1616                                                                          FRIC and RIF
------------------------------- ---------------------- ------------------ -------------------------------------------------------
------------------------------- ---------------------- ------------------ -------------------------------------------------------
Karl J. Ege,                     Secretary and          Until removed by  o        General Counsel and Managing Director of Law
Born October 8, 1941             General Counsel        Trustees                   and Government Affairs, Secretary, FRC
                                 since 1994
909 A Street
Tacoma, Washington
98402-1616



                           TRUSTEE COMPENSATION TABLE
                   FOR THE FISCAL YEAR ENDED OCTOBER 31, 2004


                                                                                                           TOTAL COMPENSATION
                                    AGGREGATE         PENSION OR RETIREMENT         ESTIMATED ANNUAL      FROM FRIC AND RUSSELL
                                   COMPENSATION        BENEFITS ACCRUED AS          BENEFITS UPON             FUND COMPLEX
     INTERESTED TRUSTEES            FROM FRIC         PART OF FRIC EXPENSES           RETIREMENT            PAID TO TRUSTEES
     --------------------           ---------         ---------------------           ----------            ----------------


Lynn L. Anderson                    $   0                      $ 0                       $ 0                     $   0

Michael J. Phillips                 $   0                      $ 0                       $ 0                     $   0
    INDEPENDENT TRUSTEES
Paul E. Anderson                  $93,600                      $ 0                       $ 0                   $97,500
Kristianne Blake                  $87,360                      $ 0                       $ 0                   $91,000
Daniel P. Connealy                $79,200                      $ 0                       $ 0                   $82,500
Jonathan Fine*                    $31,634                      $ 0                       $ 0                   $32,952
Lee C. Gingrich                   $89,760                      $ 0                       $ 0                   $93,500
Raymond P. Tennison, Jr.          $83,520                      $ 0                       $ 0                   $87,000

Jack Thompson**                        $0                      $ 0                       $ 0                        $0

Julie W. Weston                   $84,000                      $ 0                       $ 0                   $87,500
      TRUSTEES EMERITUS
George F. Russell, Jr.              $   0                      $ 0                       $ 0                     $   0
Paul Anton, PhD.                  $39,936                      $ 0                       $ 0                   $41,600

William E. Baxter***              $61,105                      $ 0                       $ 0                   $63,651
Eleanor W. Palmer****             $65,759                      $ 0                       $ 0                   $68,499




*     Mr. Fine was elected to the Board of Trustees effective May 24, 2004.

**    Mr. Thompson was elected to the Board of Trustees effective June 1, 2005.
***   Mr. Baxter was elected Trustee Emeritus effective March 2, 2004.
****  Ms. Palmer was elected Trustee Emeritus effective May 26, 2004.


                EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES
                  FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004


------------------------------ ----------------------------------------------------------- ----------------------------------------
                                                                                              AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                                SECURITIES IN ALL REGISTERED
                                                                                                INVESTMENT COMPANIES OVERSEEN
                                                                                                 BY TRUSTEES IN RUSSELL FUND
                                                 DOLLAR RANGE OF EQUITY                                    COMPLEX
INTERESTED TRUSTEES                         SECURITIES IN EACH FUND OF FUNDS
------------------------------ ----------------------------------------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Lynn L. Anderson*               None                                                                    Over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Michael J. Phillips*            None                                                                   $50,001-$100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
INDEPENDENT TRUSTEES
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Paul E. Anderson                **                                   **                                       **
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Kristianne Blake                None                                                                    Over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Daniel P. Connealy              None                                                                    Over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Jonathan Fine                   None                                                                    Over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Lee C. Gingrich                 None                                                                    Over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Raymond P. Tennison, Jr.        None                                                                    Over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Jack Thompson***                None                                                                         None
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Julie W. Weston                 None                                                                   $50,001-$100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
TRUSTEES EMERITUS
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
George F. Russell, Jr.          None                                                                    Over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Paul Anton, Ph.D.               Aggressive Strategy                  $1-$10,000                        $50,001-$100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
William E. Baxter               None                                                                      $1-$10,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Eleanor W. Palmer               None                                                                          $0
------------------------------ --------------------------------- ------------------------- ----------------------------------------


*Mr. Lynn Anderson and Mr. Phillips are participants in the FRC deferred compensation plan, which beneficially owns securities of RIF. Mr. Anderson and Mr. Phillips do not have beneficial ownership of RIF securities through their participation in the plan.
**On January 7, 2005, Mr. Paul Anderson purchased over $100,000 of the Balanced Strategy Fund.

***Mr. Thompson was elected to the Board of Trustees effective June 1, 2005.



                                OPERATION OF FRIC

     SERVICE PROVIDERS. Most of FRIC's necessary day-to-day operations are performed by separate business organizations under contract to FRIC. The principal service providers are:

  Consultant and Trade Placement Agent       Frank Russell Company


  Advisor, Administrator and Transfer and    Frank Russell Investment
       Dividend Disbursing Agent                  Management Company


  Money Managers for the                     Multiple professional discretionary
       Underlying Funds                           investment management
                                                  organizations

  Custodian and Portfolio Accountant         State Street Bank and Trust
                                                    Company

      CONSULTANT. FRC, the corporate parent of FRIMCo, was responsible for organizing FRIC and provides ongoing consulting services, described in the Prospectuses, and trade placement services to FRIC and FRIMCo. FRIMCo does not pay FRC an annual fee for consulting services.

      FRC provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company. FRC also provides: (i) consulting services for international investment to these and other clients through its International Division and certain of its wholly owned subsidiaries, (ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers, through its Russell/Mellon Analytical Services, Inc. joint venture and (iii) trade placement services on behalf of FRIMCo and other wholly-owned subsidiaries.

      As affiliates, FRC and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of FRIC, is the Chairman Emeritus of FRC. FRIMCo is a wholly owned subsidiary of FRC.

      FRC is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual, its subsidiaries and affiliates offer insurance and investment products and advisory services that address client needs for financial protection, capital accumulation, and estate preservation and distribution. Products and services for the personal, business, estate and pension markets include permanent and term life insurance, disability income insurance, long-term care insurance, annuities, trust services and mutual funds.

      ADVISOR AND ADMINISTRATOR. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds of Funds and Underlying Funds. FRIMCo, with the assistance of FRIC, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the money managers (in the case of the Underlying Funds) and custodian. FRIMCo also develops the investment programs for each Fund of Funds and Underlying Fund, selects money managers for the Underlying Funds (subject to approval by the Underlying Funds' Board), allocates Underlying Fund assets among money managers, oversees the money managers and evaluates their results. All assets of the Funds of Funds are allocated to Underlying Funds. The Underlying Funds' money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions for the Underlying Funds. FRIMCo also exercises investment discretion over the portion of each Underlying Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Underlying Fund's assets and for each Underlying Fund's cash reserves. (See, "Investment Policies of the Underlying Funds -- Cash Reserves.") FRIMCo may also directly manage portions of an Underlying Fund during periods of transitions from one money manager to another.


      FRIMCo, as agent for FRIC, pays the money managers' fees for the Underlying Funds, as a fiduciary for the Underlying Funds, out of the advisory fee paid by the Underlying Funds to FRIMCo. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses.


      Each of the Funds pays an advisory fee directly to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds.


      The following Funds of Funds paid FRIMCo the listed advisory fees (gross of reimbursement and/or waivers) for the fiscal years ended October 31, 2004, 2003 and 2002, respectively.

                 Funds of Funds           10/31/04       10/31/03      10/31/02
                 --------------           --------       --------      --------
      Equity Aggressive Strategy Fund    $1,279,170       $669,610     $ 547,141
      Aggressive Strategy Fund            2,467,316      1,191,553       825,789
      Balanced Strategy Fund              4,036,609      2,157,479     1,336,379
      Moderate Strategy Fund              1,134,338        608,983       283,844
      Conservative Strategy Fund            859,455        545,035       141,760
      Tax-Managed Global Equity Fund         95,715         79,465       101,045

      No shares of the LifePoints Target Date Funds were issued during the periods shown.


      While FRIMCo will perform investment advisory services for the Funds of Funds (i.e., determining the percentages of the Underlying Funds which will be purchased by each Fund of Funds, and periodically adjusting the percentages and the Underlying Funds), FRIMCo has waived and/or reimbursed its advisory fees since each Fund of Funds' inception and has contractually agreed to continue the waiver of advisory fees through February 28, 2006 for the LifePoints Target Portfolio Funds and the Tax-Managed Global Equity Fund and February 28, 2007 for the LifePoints Target Date Funds. Advisory fees do not vary among classes of Shares. Since November 2000, administrative fees for each Fund of Funds are borne by the Underlying Funds in accordance with the Funds' Special Servicing Agreements. For the fiscal years ended October 31, 2004, 2003 and 2002, respectively, FRIMCo waived fees in the following amounts: Equity Aggressive Strategy Fund: $1,279,170, $669,610, and $547,141; Aggressive Strategy Fund:
$2,467,316,  $1,191,553,  and  $825,789;  Balanced  Strategy  Fund:  $4,036,608,
$2,157,479,  and $1,336,379;  Moderate Strategy Fund: $1,134,338,  $608,983, and
$283,844;  Conservative  Strategy Fund: $859,455,  $545,035,  and $141,760;  and
Tax-Managed Global Equity Fund: $95,715, $79,465, and $101,045. FRIMCo paid no reimbursements to any Fund of Funds for the fiscal years ended October 31, 2004, 2003 and 2002. Each of the Funds of Funds will indirectly bear their proportionate share of the combined advisory and administrative fees paid by the Underlying Funds in which they invest. While a shareholder of a Fund of Funds will also bear a proportionate part of the combined advisory and administrative fees paid by an Underlying Fund, those fees paid are based upon the services received by the respective Underlying Fund.


      The Underlying Funds in which the Funds of Funds currently invest paid FRIMCo the following advisory fees (gross of reimbursements and/or waivers) for the fiscal years ended October 31, 2004, 2003, and 2002, respectively:


                                                                                                    Annual rate
                                                                                           (as a % of average daily net
Fund                                                   $Amount Paid                                   assets)
-----                                  --------------------------------------------------  ----------------------------
                                       ---------------- ---------------- ----------------
                                            2004             2003             2002           2004       2003       2002
                                            ----             ----             ----           ----       ----       ----

Diversified Equity                      $13,435,580       $8,858,252       $8,522,028        0.73%      0.73%      0.73%
Special Growth                            6,689,189        5,356,553        5,841,564        0.90%      0.90%      0.90%
Quantitative Equity                      14,320,815        9,657,060        9,164,790        0.73%      0.73%      0.73%
International Securities                 14,088,594        8,855,554        7,802,990        0.90%      0.90%      0.90%
Real Estate Securities                    8,495,904        5,792,981        5,333,647        0.80%      0.80%      0.80%
Diversified Bond                          4,736,838        3,796,822        3,070,332        0.40%      0.40%      0.40%
Multistrategy Bond                        6,981,735        4,458,421        3,820,888        0.60%      0.60%      0.60%
Tax-Managed Large Cap                     2,437,197        2,273,391        3,149,980        0.70%      0.70%      0.70%
Tax-Managed Mid & Small Cap               1,183,492          917,895          971,267        0.98%      0.98%      0.98%
Emerging Markets                          5,680,194        3,684,130        3,698,014        1.15%      1.15%      1.15%
Short Duration Bond                       4,915,805        3,752,880        2,316,334        0.45%      0.45%      0.45%


      FRIMCo has contractually agreed to waive all or a portion of its combined advisory and administrative fees for certain Underlying Funds. This arrangement is not part of the Advisory Agreement with FRIC or the Administrative Agreement and may be changed or discontinued. FRIMCo currently calculates its advisory fee based on a Fund's average daily net assets.

      The following paragraphs list the current waivers and those that were in effect during the last three fiscal years.

      For the Tax-Managed Mid & Small Cap Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2006, up to the full amount of its 1.03% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 1.25% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $283,457, $221,976 and $112,624 for the fiscal years ended October 31, 2002,
2003 and 2004, respectively. There was no reimbursement for the fiscal years ended October 31, 2002, 2003 or 2004. As a result of the waivers, the Fund paid advisory and administrative fees of $741,115, $742,751 and $1,131,250 for the fiscal years ended October 31, 2002, 2003 and 2004, respectively.

      For the Short Duration Bond Fund, FRIMCo had contractually agreed to waive, until February 29, 2004, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund on an annual basis. Until February 29, 2003, FRIMCo had contractually agreed to waive up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.47% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $965,164, $1,336,988 and $293,361 for the fiscal years ended October 31, 2002, 2003 and 2004, respectively. There was no reimbursement for expenses over the cap in the fiscal years ended October 31, 2002, 2003 and 2004. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees of $1,654,785, $2,832,879 and $5,168,645 for the fiscal years ended October 31, 2002, 2003 and 2004, respectively.

      From its advisory fees, FRIMCo, as agent for FRIC, pays all fees to the money managers of the Underlying Funds for their investment selection services. The table in the next section entitled "Money Managers" sets forth the fees paid to money managers of the Underlying Funds. The following table sets forth the net advisory fees retained by FRIMCo with respect to the Underlying Funds:




                                                                                                    Annual rate
                                                                                           (as a % of average daily net
Fund                                                   $Amount Paid                                   assets)
-----                                  --------------------------------------------------  ----------------------------
                                       ---------------- ---------------- ----------------
                                            2004             2003             2002           2004       2003       2002
                                            ----             ----             ----           ----       ----       ----

Diversified Equity                       $9,538,985       $6,410,131       $6,080,573        0.52%      0.53%      0.52%
Special Growth                            3,668,372        2,923,787        3,175,792        0.49%      0.49%      0.49%
Quantitative Equity                      11,420,719        7,532,730        6,953,020        0.58%      0.57%      0.55%
International Securities                  9,353,876        5,811,168        4,863,914        0.60%      0.59%      0.56%
Real Estate Securities                    5,878,630        3,957,490        3,560,917        0.55%      0.55%      0.53%
Diversified Bond                          4,032,955        3,208,982        2,613,541        0.34%      0.34%      0.34%
Multistrategy Bond                        5,524,967        3,452,012        2,932,003        0.47%      0.46%      0.46%
Tax-Managed Large Cap                     1,418,202        1,387,293        2,004,628        0.41%      0.43%      0.45%
Tax-Managed Mid & Small Cap                 662,608          520,389          547,060        0.55%      0.56%      0.56%
Emerging Markets                          3,112,728        1,958,245        1,948,279        0.63%      0.61%      0.61%
Short Duration Bond                       3,457,651        2,436,916        1,415,268        0.32%      0.29%      0.28%

      FRIMCo is a wholly owned subsidiary of FRC, a subsidiary of The Northwestern Mutual Life Insurance Company. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.


         PORTFOLIO MANAGERS. The FRIMCo Managers (FRIMCo's officers and employees who manage the FRIC Funds, oversee the money managers of the FRIC Funds and have primary responsibility for the management of the FRIC Funds) are compensated by FRIMCo with salaries, bonuses (paid in cash), profit sharing contributions and a long-term incentive plan. Salaries are fixed annually and are driven by the market place. Bonuses for the FRIMCo Managers of the Funds of Funds are based on their management of the Fund consistent with the Fund's objectives. The FRIMCo Managers for the Funds of Funds are evaluated on an ongoing basis with respect to acheiving each Fund of Fund's objectives and guidelines, identifying and implementing allocation changes when necessary, and liaising between business units and fund performance groups to help insure that reports reflect market needs. Portfolio manager evaluations are conducted by asset class directors. Salary and bonus recommendations of the asset class directors are reviewed by the regional chief investment officers. Russell's compensation committee approves salaries and bonuses after the regional chief investment officers' recommendation have been reviewed by the Chief Investment Officer.


         Profitsharing contributions are made quarterly and are calculated as a percentage of the FRIMCo Manager's salary. The percentage is fixed and is the same for all FRIMCo employees who receive profitsharing contributions.

         The long-term incentive plan provides for future cash payments the value of which is tied to FRC's financial performance. Awards under the long-term incentive plan are based on perceived expected future contribution to the success of FRC. The assessment of expected future contribution is qualitative in nature and is determined by a FRIMCo Manager's manager and approved by senior executives.

         FRIMCo Managers earning over a specified amount of cash compensation (salary plus bonus) are eligible to participate in the deferred compensation plan which allows the FRIMCo Manager to elect to defer a portion of her/his cash compensation. Deferred amounts earn the return of those Russell Investment Funds selected by the FRIMCo Manager.


     EQUITY SECURITIES BENEFICIALLY OWNED BY FRIMCO MANAGERS IN THE FUNDS OF
          FUNDS THEY MANAGE FOR THE FISCAL YEAR ENDED OCTOBER 31, 2004

    ----------------------------------------------------------------------------


                                                    DOLLAR RANGE OF EQUITY
     FRIMCO MANAGERS OF THE FUNDS               SECURITIES IN THE FUND OF FUNDS
               OF FUNDS                          MANAGED BY THE FRIMCO MANAGER
    ----------------------------------------------------------------------------
    ------------------------------- ---------------- ---------------------------
    Jill F. Johnson                 None            Equity Aggressive Strategy
    ------------------------------- ---------------- ---------------------------
    ------------------------------- ---------------- ---------------------------
                                    $1-$10,000      Aggressive Strategy
    ------------------------------- ---------------- ---------------------------
    ------------------------------- ---------------- ---------------------------
                                    None            Balanced Strategy
    ------------------------------- ---------------- ---------------------------
    ------------------------------- ---------------- ---------------------------
                                    None            Moderate Strategy
    ------------------------------- ---------------- ---------------------------
    ------------------------------- ---------------- ---------------------------
                                    None            Conservative Strategy
    ------------------------------- ---------------- ---------------------------
    ------------------------------- ---------------- ---------------------------
                                    None            Tax-Managed Global Equity
    ------------------------------- ---------------- ---------------------------

      No Shares of the LifePoints Target Date Funds were issued during the period shown.

                    OTHER ACCOUNTS MANAGED BY FRIMCO MANAGERS
                   AND ASSETS UNDER MANAGEMENT IN THE ACCOUNTS
                             AS OF OCTOBER 31, 2004


-------------- -------------- --------------- -------------- --------------- ------------ ---------------- -----------
FRIMCo         Number of      Assets Under    Number of      Assets Under    Other        Assets Under     Asset
Manager        Registered     Management      Pooled         Management      Types of     Management       Total
               Investment     (in millions)   Investment     (in millions)   Accounts     (in millions)    (in
               Companies                      Vehicles                                                     millions)
-------------- -------------- --------------- -------------- --------------- ------------ ---------------- -----------
-------------- -------------- --------------- -------------- --------------- ------------ ---------------- -----------
Jill F.              0              0               7                 923.4       5                 203.9     1,127.3
Johnson
-------------- -------------- --------------- -------------- --------------- ------------ ---------------- -----------

      Further information on the FRIMCo Managers of the Underlying Funds is available in the Underlying Funds' Statement of Additional Information.

      MONEY MANAGERS. The money managers of the Underlying Funds are not affiliates of FRIC or FRIMCo other than as discretionary managers for all or a portion of an Underlying Fund's portfolio. Some money managers (and their affiliates) may effect brokerage transactions for the Underlying Funds (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisors or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other off-shore vehicles and/or for accounts which have no business relationship with the FRC organization.


      From its advisory fees received from the Underlying Funds, FRIMCo, as agent for FRIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the fiscal years ended October 31, 2002, 2003 and 2004, management fees paid to the money managers of the Underlying Funds were:




                                                                                                    Annual rate
                                                                                           (as a % of average daily net
Fund                                                   $Amount Paid                                   assets)
-----                                  --------------------------------------------------  ----------------------------
                                       ---------------- ---------------- ----------------
                                            2004             2003             2002           2004       2003       2002
                                            ----             ----             ----           ----       ----       ----
Diversified Equity                       $3,896,595       $2,448,121       $2,441,455        0.21%      0.20%      0.21%
Special Growth                            3,020,817        2,432,766        2,665,772        0.41%      0.41%      0.41%
Quantitative Equity                       2,900,096        2,124,330        2,211,770        0.15%      0.16%      0.18%
International Securities                  4,734,718        3,044,386        2,939,076        0.30%      0.31%      0.34%
Real Estate Securities                    2,617,274        1,835,491        1,772,730        0.25%      0.25%      0.27%
Diversified Bond                            703,883          587,840          456,791        0.06%      0.06%      0.06%
Multistrategy Bond                        1,456,768        1,006,409          888,885        0.13%      0.14%      0.14%
Tax-Managed Large Cap                     1,018,995          886,098        1,145,352        0.29%      0.27%      0.25%
Tax-Managed Mid & Small Cap                 520,884          397,506          424,207        0.43%      0.42%      0.42%
Emerging Markets                          2,567,466        1,725,885        1,749,735        0.52%      0.54%      0.54%
Short Duration Bond                       1,458,154        1,315,964          901,066        0.13%      0.16%      0.17%


      Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after FRIC has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by FRC as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker- dealer affiliates.

         APPROVAL OF INVESTMENT ADVISORY AGREEMENT. The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with FRIMCo and the portfolio management contract with each Money Manager of the Underlying Funds at a meeting held on February 23, 2005. In connection with this review, the Board, with the advice and assistance of independent counsel, received and considered (1) information and reports prepared by FRIMCo relating to the services provided by FRIMCo (and its affiliates) to the Fund and by FRIMCo (and its affiliates) and each Money Manager to Underlying Funds and (2) information received from an independent, nationally recognized provider of investment company information comparing the performance of the Funds and the Underlying Funds and their operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by FRIMCo believed by the providers to be generally comparable in investment objectives and size to the Funds and Underlying Funds (collectively, the "Agreement Renewal Information").

         In evaluating the advisory agreement with FRIMCo and the portfolio management contracts with the Money Managers of the Underlying Funds, the Board considered that the Funds and Underlying Funds, in employing a manager of managers method of investment for each Underlying Fund, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. All Underlying Funds have multiple Money Managers.

         The Board considered that FRIMCo (rather than any Money Manager) is responsible under the advisory agreement for determining, implementing and maintaining the investment program for each Underlying Fund. Assets of each Underlying Fund have been allocated among multiple Money Managers.

         FRIMCo is responsible for selecting Money Managers for each Underlying Fund and for determining allocations and reallocations of assets among the Money Managers. Each Money Manager for an Underlying Fund in effect performs the functions of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by FRIMCo in accordance with the Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations and evaluations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund's investment objectives and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, FRIMCo is responsible for recommending to the Board the restructuring of Underlying Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on FRIMCo's research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Underlying Fund. The performance of individual Money Managers for an Underlying Fund may reflect the roles assigned to them by FRIMCo in the Underlying Fund's investment activities and any constraints placed by FRIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Fund and Underlying Fund reflects in great part the performance of FRIMCo in designing the Underlying Fund's investment program, structuring Underlying Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund. The overall performance of each Fund, in turn, reflects the performance of FRIMCo in carrying out its responsibilities for each Underlying Fund and its performance in allocating Fund assets among the Underlying Funds.

         The Board also considered that the prospectuses for the Funds of Funds and Underlying Funds emphasize to investors FRIMCo's role as the principal investment manager for each Fund of Funds and Underlying Fund, rather than the investment selection role of the Underlying Fund's Money Managers, and describe the manner in which the Funds of Funds and Underlying Funds operate so that investors may take the information into account when deciding to purchase shares of any such Fund.

         In addition to these general factors relating to the manager of managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund of Funds and Underlying Fund, various specific factors on the basis of the Agreement Renewal Information in evaluating renewal of the advisory agreement with FRIMCo, including the following:

          1. The nature, scope and quality of the services provided to the Fund of Funds and Underlying Fund by FRIMCo;

          2. The advisory fee paid by the Fund of Funds or Underlying Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund of Funds or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

          3. Information provided by FRIMco as to other fees and benefits received by FRIMCo or its affiliates from the Fund of Funds or Underlying Fund, including administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

          4. Information provided by FRIMco as to investment advisory fees paid by Comparable Funds;

          5. Information provided by FRIMco as to expenses incurred by the Fund of Funds or Underlying Fund and Comparable Funds;

          6. Information provided by FRIMco as to the profits that FRIMCo derives from its mutual fund operations generally and from each Fund of Funds and Underlying Fund; and

          7. The importance of supporting quality, long-term service by FRIMCo to help achieve the Fund of Funds' and Underlying Fund's investment performance, including the continuing need of FRIMCo to retain and attract qualified investment and service professionals to serve the Funds of Funds and Underlying Funds.

         The Board also considered the special expertise of FRIMCo with respect to the manager of managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each such Fund of Funds or Underlying Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager of managers, multi-style strategy of such Fund of Funds or Underlying Fund selected by its shareholders in purchasing their shares.

      Based on all of the factors described above and such other considerations and information as it deemed relevant, the Board determined that the renewal of the advisory agreement would be in the best interests of each Fund and its shareholders, and, on that basis, approved their renewals.

      DISTRIBUTOR. Russell Fund Distributors, Inc. (the "Distributor") serves as the distributor of FRIC Shares. The Distributor receives no compensation from FRIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to FRIC's Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. The Distributor distributes shares of the Funds of Funds continuously, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund of Funds shares. The Distributor is a wholly owned subsidiary of FRIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.

      CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company ("State Street") serves as the custodian for FRIC. State Street also provides basic portfolio recordkeeping required for each of the Underlying Funds for regulatory and financial reporting purposes. For these services, State Street is paid the following annual fees, which will be billed and payable on a monthly basis:

CUSTODY

     Domestic Custody (Underlying Funds)
          o    First $10 billion in average daily net assets - 0.005%,
          o    Over $10 billion - 0.004%.

     Global Custody (Underlying Funds)
          o First $1 billion in month end net assets - 0.06% - 0.35% depending on the geographic classification of the investments in the international funds,
          o Over $1 billion - 0.03% - 0.35% depending on the geographic classification of the investments in the international funds; and
          o A transaction charge ranging from $20 - $110 depending on the geographic classification of the investments in the international funds.

       All Custody (Underlying Funds)
          o Portfolio transaction charges range from $5.00 - $25.00 depending on the type of transaction;
          o    Futures and Options charges are $5.00;
          o Monthly pricing fees of $375.00 per portfolio and $8.25 per security (not applicable to money market funds);
          o    Annual  fee per fund  using  fair  valuation  pricing  service of
               $4,000;
          o    On-line access charges of $2,500 per fund; and
          o Reimbursement of out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. In addition, interest earned on cash reserves will be used to offset the Funds' custodian expense.

       All Custody (Funds of Funds)
          o Portfolio transaction charges for the Funds of Funds are equal to $5.00 each. In addition, interest earned on cash reserves will be used to offset the Funds of Funds' and Underlying Funds' custodian expense, as applicable.

FUND ACCOUNTING (subject to a minimum fund accounting fee per fund of $30,000):

         Domestic Fund Accounting (Underlying Funds)
          o    $7,500 per portfolio; and
          o    0.0125% of average daily net assets.

         International Fund Accounting (Underlying Funds)
          o    $7,500 per portfolio per year; and
          o    0.02% of month end net assets.

         Funds of Funds Accounting
          o    $3,100 annually per fund of funds.

         Yield Calculation Services (Underlying Funds)
          o    $4,200 per fixed income fund.

         Tax Accounting Services
          o    $3,000 per fund annually (not applicable to money market funds).
          o Wash sales $1,000 per fund annually (not applicable to money market funds).
          o Qualified dividend income reporting $500 per fund (for up to 3 reports per fund in a calendar year).

Multiple Class Charges. In addition to the charges listed above, the Underlying Funds and the Funds of Funds pay multiple class charges as follows: 1 class, no charge; each additional class, $5,100 annually per class.

       The mailing address for State Street Bank and Trust Company is: 1776 Heritage Drive, North Quincy, MA 02171.


      TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as Transfer and Dividend Disbursing Agent for FRIC. For this service, FRIMCo is paid a fee for transfer agency and dividend disbursing services provided to FRIC. FRIMCo retains a portion of this fee for its services provided to FRIC and pays the balance to unaffiliated agents who assist in providing these services. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.


      ORDER PLACEMENT DESIGNEES. FRIC has authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for FRIC Shares. Certain Financial Intermediaries are authorized, subject to approval of the Distributor, to designate other intermediaries to accept purchase and redemption orders on FRIC's behalf. With respect to those intermediaries, FRIC will be deemed to have received a purchase or redemption order at the time such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund's net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to FRIC.

      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Pricewaterhouse Coopers LLP serves as the Independent Registered Public Accounting Firm of FRIC. Pricewaterhouse Coopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with Public Accounting Oversight Board and a review of federal tax returns. The mailing address of Pricewaterhouse Coopers LLP is 1420 Fifth Avenue, Suite 1900, Seattle, WA 98101.

      CODES OF ETHICS. FRIC, FRIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Underlying Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which an Underlying Fund advised by that Money Manager may invest.



 -------------------------------- ------------------------ -------------------------------------- -----------------------------

                                                                                                     Does the code contain
                                     Personal investing     Are investments in securities owned     all of the required Rule
          MONEY MANAGER                  allowed?            by the advised sub-trust allowed?         17j-1 provisions?
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 AEW Management and Advisors,     Yes                      No                                     Yes
 L.P.
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Alliance Capital Management      Yes                      Yes, but not in securities with        Yes
 L.P.  through  its  Bernstein                             pending or  possible  client  buy or
 Investment Research                                       and sell orders
 Management Unit
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 AQR Capital Management, LLC      Yes                      Yes, but not in securities on a        Yes
                                                           restricted list
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Ark Asset Management Co., Inc.   Yes                      Yes, but not in securities with        Yes
                                                           pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Aronson + Johnson + Ortiz, LP    Yes                      Yes, but not in securities with        Yes
                                                           pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Arrowstreet Capital, Limited     Yes                      Yes, subject to blackout periods       Yes
 Partnership
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Axiom International Investors    Yes                      Yes, but not in securities with        Yes
 LLC                                                       pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Bear Stearns Asset Management    Yes                      Yes, subject to blackout periods       Yes
 Inc.
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 CapitalWorks Investment          Yes                      Yes, but not in securities with        Yes
 Partners, LLC                                             pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Chartwell Investment Partners    Yes                      Yes, but not in securities with        Yes
                                                           pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 David J. Greene and Company,     Yes                      Yes                                    Yes
 LLC
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Delaware Management Company, a   Yes                      Yes, but not in securities with        Yes
 series of Delaware Management                             pending or possible client buy or
 Business Trust                                            sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Delphi Management, Inc.          Yes                      Yes, but not in securities with        Yes
                                                           pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Fidelity Management & Research   Yes                      Yes, but cannot purchase closed-end    Yes
 Company                                                   funds for which Fidelity performs
                                                           pricing and bookkeeping, securities
                                                           of certain broker-dealers or
                                                           interests in hedge funds and
                                                           investment clubs
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Frank Russell Investment         Yes                      Yes, but not in securities with        Yes
 Management Company                                        pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Franklin Portfolio Associates,   Yes                      Yes, but not in securities with        Yes
 LLC                                                       pending or possible client buy or
                                                           sell orders, also, certain persons
                                                           may not invest in securities of
                                                           financial services organizations
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Genesis Asset Managers, LLP      Yes                      Yes, but not in securities with        Yes
                                                           pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Goldman Sachs Asset              Yes                      Yes, but not in securities with        Yes
 Management, L.P.                                          pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Gould Investment Partners LLC    Yes                      Yes                                    Yes
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Heitman Real Estate Securities   Yes                      Yes, but not in securities with        Yes
 LLC                                                       pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Institutional Capital            Yes                      No                                     Yes
 Corporation
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 INVESCO Institutional (N.A.),    Yes                      Yes, but not in securities on a        Yes
 Inc., through its INVESCO Real                            restricted list
 Estate Division
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 J.P. Morgan  Investment          Yes                      Yes, but not in securities with        Yes
 Management Inc.                                           pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Jacobs Levy Equity Management,   Yes                      Yes, but not in securities with        Yes
 Inc.                                                      pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 John A. Levin & Co., Inc.        Yes                      Yes, subject to blackout periods       Yes
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Kayne Anderson Rudnick           Yes                      Yes, but not in securities on a        Yes
 Investment Management, LLC                                restricted list
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Lehman Brothers Asset            Yes                      Yes, but not in securities with        Yes
 Management LLC                                            pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Marsico Capital Management       Severely restricts       No                                     Yes
 Company, LLC                     personal trading except
                                  for certain specific
                                  transactions such as the
                                  purchase  of mutual fund
                                  shares,  commercial
                                  paper, etc.
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Marvin & Palmer Associates,      Yes                      Yes                                    Yes
 Inc.
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Merganser Capital Management     Yes                      Yes, but may not enter into            Yes
 L.P.                                                      transactions that may result in
                                                           conflicts of interest with clients
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 MFS Institutional Advisors,      Yes                      Yes, but not in securities with        Yes
 Inc.                                                      pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Mondrian Investment Partners     Yes                      Yes, but not in securities with        Yes
 Ltd.                                                      pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Montag & Caldwell, Inc.          Yes                      Yes, but not in securities on a        Yes
                                                           restricted stock list
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Morgan Stanley Investment        Yes                      Yes, but not in securities with        Yes
 Management Inc.                                           pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Netols Asset Management, Inc.    Yes                      Yes, but not in securities with        Yes
                                                           pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Neuberger Berman Management      Yes                      Yes, but not in securities with        Yes
                                                           pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Nicholas-Applegate Capital       Yes                      Yes, but not in securities that have   Yes
 Management LLC                                            been purchased or sold by a client
                                                           within the last 3 days or with
                                                           pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Pacific Investment Management    Yes, but must use a      Yes, but not in securities with        Yes
 Company LLC                      registered broker for    pending or possible client buy or
                                  transactions in          sell orders
                                  publicly traded
                                  securities
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Parametric Portfolio             Yes                      Yes, but not in securities with        Yes
 Associates LLC                                            pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 RREEF America L.L.C.             Yes                      Yes, but transactions in securities    Yes
                                                           with pending or possible client buy
                                                           or sell orders require prior approval
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Sands Capital Management, Inc.   Yes                      Yes, subject to blackout periods       Yes
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Schneider Capital Management     Yes                      Yes, but not in securities with        Yes
 Corporation                                               pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 STW Fixed Income Management      Yes                      Yes, but not in securities with        Yes
 Ltd.                                                      pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Suffolk Capital Management, LLC  Yes                      Yes, but not in securities with        Yes
                                                           pending or possible client buy or
                                                           sell orders or in securities of
                                                           which 10% or more are held in
                                                           portfolios managed by Suffolk
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 T. Rowe  Price  International,  Yes                       Yes, but not in securities with        Yes
 Inc.                                                      pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 The Boston Company Asset         Yes                      Yes, but not in securities with        Yes
 Management, LLC                                           pending or possible client buy or
                                                           sell orders, also, certain persons
                                                           may not purchase securities issued
                                                           by financial services organizations
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 TimesSquare Capital              Yes                      Yes, but not in securities with        Yes
 Management, Inc.                                          pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Turner Investment Partners,      Yes                      Yes, but not in securities in which    Yes
 Inc.                                                      the adviser has a long or short
                                                           position or with pending or possible
                                                           client buy or sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Tyee Capital Management, Inc.    Yes                      Yes, subject to blackout periods       Yes
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Wellington Management Company,   Yes                      Yes, subject to blackout periods       Yes
 LLP
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Wells Capital Management         Yes                      Yes, but not in securities with        Yes
 Incorporated                                              pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Westcap Investors, LLC           Yes                      Yes, but not in securities with        Yes
                                                           pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Western Asset Management         Yes                      Yes, subject to blackout periods       Yes
 Company
 -------------------------------- ------------------------ -------------------------------------- -----------------------------


      PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the "SEC") Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of trustees that is filed with the SEC. The Board has taken the following actions:
     o At a meeting held on April 22, 1996, the Board adopted a plan pursuant to Rule 18f-3 (the "Rule 18f-3 Plan") on behalf of each Fund that issues multiple classes of Shares (each a "Multiple Class Fund").
     o At a meeting held on June 3, 1998, the Board amended the Rule 18f-3 Plan to create classes for the Institutional Funds.
     o On November 9, 1998, the Board again amended the Rule 18f-3 Plan to revise the previously authorized classes.
     o On August 9, 1999, the Board amended the Rule 18f-3 Plan to create classes for the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund and the Tax-Managed Global Equity Fund.
     o On November 22, 1999, the Board amended the Rule 18f-3 Plan to create Class A Shares for all Funds except the Institutional Funds and the money market funds.
     o On August 7, 2000 the Board amended the Rule 18f-3 Plan (i) to create Class B Shares of all Funds except the Institutional Funds, (ii) to create Class A Shares, Class C Shares, Class E Shares and Class S Shares of the Select Growth Fund and Select Value Fund, (iii) to create Class E Shares of the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund, and Tax-Managed Global Equity Fund; (iv) to redesignate the existing Class S Shares of the money market funds as Class I Shares and create new Class A and Class S Shares of the money market funds; and (v) to permit holders of Class B Shares who have paid the applicable contingent deferred sales charge to exchange those Shares for A Shares of the same Fund without imposition of the Class A front-end Sales Charge.
     o On October 27, 2000 the Board amended the Rule 18f-3 Plan (i) to revoke the August 7, 2000 redesignation of the Class S Shares of the money market funds as Class I Shares, (ii) to revoke the creation of new Class S Shares of the money market funds, and (iii) to create Class I Shares and Class Y Shares of the Select Growth Fund and Select Value Fund.
     o On February 25, 2002, the Board amended the Rule 18f-3 Plan to add Class I and Class Y to each of the Real Estate Securities and Short Duration Bond Funds.
     o On October 8, 2002, the Board amended the Rule 18f-3 Plan to create Class A, Class B and Class C Shares of the Russell Multi-Manager Principal Protected Fund.
     o On November 25, 2002, the Board amended the Rule 18f-3 Plan with respect to all FRIC Funds, other than the Russell Multi-Manager Principal Protected Fund, to remove the Class A Shares from the Shareholder Services Plan and to add the Class A Shares to the 12b-1 Distribution Plan.
     o On August 24, 2004, the Board amended the Rule 18f-3 Plan to create Class D, Class E and Class S Shares of the 2010 Strategy, 2020 Strategy, 2030 Strategy and 2040 Strategy Funds (the "Target Date Funds").
     o On February 23, 2005, the Board amended the Rule 18f-3 Plan to create Class A and Class C Shares of the Target Date Funds.

      For purposes of this Statement of Additional Information, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.

      DISTRIBUTION PLAN. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which mutual funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with
Rule 12b-1. Each Fund of Funds has adopted a distribution plan (the "Distribution Plan") in accordance with the Rule.

      In adopting the Distribution Plan for each Fund of Funds, a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of FRIC and who have no direct or indirect financial interest in the operation of any Distribution Plan or in any agreements entered into in connection with any Distribution Plan (the "Independent Trustees"), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Fund of Funds and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan for each Fund of Funds, the Distributor, as the Funds of Funds' principal underwriter, represented to the Trustees that the Distributor believed that the Distribution Plan was expected to result in increased sales and asset retention for those Funds of Funds by enabling those Funds of Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a particular Fund of Funds would have.

      For each Fund of Funds, the 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class A, Class B, Class C and Class D Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, FRIC makes no distribution payments to the Distributor with respect to Class A, Class B, Class C or Class D Shares except as described above. Therefore, FRIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from FRIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by FRIC under the Distribution Plan.

      For each Fund of Funds, the Distribution Plan provides that each Fund of Funds may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class A, Class B, Class C and Class D Shares for any activities or expenses primarily intended to result in the sale of Class A, Class B, Class C and Class D Shares of such Fund of Funds. Such payments by FRIC will be calculated daily and paid periodically and shall not be made less frequently than quarterly. Any amendment to increase materially the costs that Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Fund of Funds or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of a Fund of Funds present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Fund of Funds are present or represented by proxy (a "1940 Act Vote") and a vote of the Trustees, including a majority of the Independent Trustees. For the Funds of Funds, the Distribution Plan does not provide for those Funds of Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures are incurred, must be made to the Trustees for their review. To remain in effect, the Distribution Plan must be approved annually by a vote of the Trustees, including a majority of the Independent Trustees. Also, any material amendments must be approved by a vote of the Trustees, including a majority of the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. For each Fund of Funds, the Distribution Plan is terminable without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (i) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Fund of Funds or (ii) a 1940 Act Vote.

      Under the Distribution Plan, the Funds of Funds may also enter into agreements ("Selling Agent Agreements") with Financial Intermediaries and with the Distributor to provide sales support services with respect to Fund of Funds Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as "Selling Agents."

      Under the Distribution Plan, the following Funds of Funds' Class A, Class C and Class D Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the fiscal years ended October 31, 2004, 2003 and 2002 (these amounts were for compensation to dealers):


Funds of Funds                            Class A        Class C         Class D        Class A       Class C       Class D
--------------                            -------        -------         -------        -------       -------       -------
                                          10/31/04       10/31/04        10/31/04      10/31/03      10/31/03      10/31/03
                                          --------       --------        --------      --------      --------      --------
Equity Aggressive Strategy Fund            $63,392      $1,144,776        $498,363       $2,851       $471,032     $189,700
Aggressive Strategy Fund                   219,710       2,338,853         901,984       15,673      1,085,584      342,109
Balanced Strategy Fund                     382,778       4,011,367       1,412,558       32,988      2,010,108      640,241
Moderate Strategy Fund                      84,940         910,903         525,876       13,228        475,733      236,020
Conservative Strategy Fund                  30,774         491,825         306,715        5,075        309,450      146,979
Tax-Managed Global Equity Fund                  NA          97,132              NA           NA         73,918           NA


Funds of Funds                             Class C       Class D
                                          10/31/02      10/31/02
Equity Aggressive Strategy Fund            $351,730      $64,302
Aggressive Strategy Fund                    721,358       89,064
Balanced Strategy Fund                    1,238,254      186,599
Moderate Strategy Fund                      212,449       44,565
Conservative Strategy Fund                  108,431       28,027
Tax-Managed Global Equity Fund               68,725           NA

      No Class B Shares and no shares of the LifePoints Target Date Funds were issued during the periods shown.

      Class A Shares were first issued on March 2, March 3, March 4, March 5 and March 10, 2003 for Equity Aggressive Strategy Fund, Conservative Strategy Fund, Balanced Strategy Fund, Moderate Strategy Fund and Aggressive Strategy Fund, respectively.

      SHAREHOLDER SERVICES PLAN. A majority of the Trustees, including a majority of Independent Trustees, adopted and amended a Shareholder Services Plan for certain classes of Shares of the Funds of Funds ("Servicing Plan"). The Servicing Plan was adopted on April 22, 1996 and amended on June 3, 1998, November 9, 1998, August 9, 1999, November 22, 1999, August 7, 2000, November 25, 2002, December 7, 2004 and February 23, 2005. This plan is referred to as the "Service Plan."

      Under the Service Plan, FRIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of Class B, Class C, Class D or Class E, offering such Shares ("Servicing Agents"), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of Class B, Class C, Class D or Class E. Such payments by FRIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for Shares of Class B, Class C, Class D or Class E may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund of Funds' Class B, Class C, Class D, or Class E Shares.

      Among other things, the Service Plan provides that (1) the Distributor shall provide to FRIC's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Fund of Funds' Shares, by a vote of a majority of the Independent Trustees.

       Under the Service Plan, the following Funds of Funds' Class C, Class D and Class E Shares accrued expenses in the following amounts payable to the Distributor, for the fiscal year ended October 31, 2004:

Funds of Funds                           Class C         Class D     Class E
                                         -------         -------     -------
      Equity Aggressive Strategy Fund    $ 381,592     $ 498,363     $ 400,909
      Aggressive Strategy Fund             779,618       901,984       667,670
      Balanced Strategy Fund             1,337,122     1,412,558     1,009,458
      Moderate Strategy Fund               303,634       525,876       283,505
      Conservative Strategy Fund           163,942       306,715       478,271
      Tax-Managed Global Equity Fund        32,377            NA            NA

No Class B Shares or Shares of the LifePoints Target Date Funds were issued during the period shown.

       UNDERLYING FUND EXPENSES. The Underlying Funds will pay all their expenses other than those expressly assumed by FRIMCo. The principal expense of the Underlying Funds is the annual advisory fee and annual administrative fee, each payable to FRIMCo. The Underlying Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records payable to FRC; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of FRIC to indemnify its Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

      Whenever an expense can be attributed to a particular Underlying Fund, the expense is charged to that Underlying Fund. Other common expenses are allocated among the Underlying Funds based primarily upon their relative net assets.


      As of the date of this Statement, FRIMCo has contractually agreed to waive and/or reimburse until February 28, 2006 all or a portion of its advisory and administrative fees with respect to certain Underlying Funds.


       FUND OF FUNDS OPERATING EXPENSES. Each Fund of Funds is expected to have a low operating expense ratio although, as a shareholder of the Underlying Funds, each Fund of Funds indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which it invests. The Funds received exemptive relief from the SEC which allows the Underlying Funds to bear certain direct expenses of the Funds of Funds (Release Nos. IC-23635 (notice) and IC-23676 (order)) pursuant to Special Servicing Agreements. It is currently contemplated that all other operating expenses (legal, accounting, etc.) except for the 0.20% advisory fee and any Rule 12b-1 Fees and Shareholder Service Fees will be paid for in accordance with these Special Servicing Agreements (each a "Servicing Agreement") among each Fund of Funds, its Underlying Funds and FRIMCo. Under the Servicing Agreement, FRIMCo arranges for all services pertaining to the operations of the Funds of Funds, including transfer agency services but not including any services covered by the Funds of Funds' advisory fee or any Rule 12b-1 or Shareholder Service Fees. However, it is expected that the additional assets invested in the Underlying Funds by the Funds of Funds will produce economies of operations and other savings for the Underlying Funds which will exceed the cost of the services required for the operation of the Funds of Funds. In this case, the Servicing Agreement provides that the officers of FRIC, at the direction of the Trustees, may apply such savings to payment of the aggregate operating expenses of Funds of Funds which have invested in that Underlying Fund, so that the Underlying Fund will bear those operating expenses in proportion to the average daily value of the shares owned by the Funds of Funds, provided that no Underlying Fund will bear such operating expenses in excess of the estimated savings to it. In the event that the aggregate financial benefits to the Underlying Funds do not exceed the costs of the Funds of Funds, the Servicing Agreement provides that FRIMCo will bear that portion of costs determined to be greater than the benefits pursuant to a Letter Agreement. Those costs include Fund accounting, custody, auditing, legal, and blue sky, as well as organizational, transfer agency, prospectus, shareholder reports, proxy, administrative and miscellaneous expenses.

       PURCHASE, EXCHANGE AND REDEMPTION OF FUND OF FUNDS SHARES. As described in the Prospectus, the Funds of Funds provide you with different classes of shares based upon your individual investment needs.

       Each class of shares of a Fund of Funds represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

       Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) payments pursuant to the Distribution Plans or the Shareholder Services Plans for that class (ii) transfer agency fees attributable to a specific class of shares, (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iv) SEC and state securities registration fees incurred by a specific class, (v) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (vi) litigation or other legal expenses relating to a specific class of shares, (vii) audit or accounting expenses relating to a specific class of shares, (viii) the expense of holding meetings solely for shareholders of a specific class and (ix) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

       The following classes of shares are available for purchase. See the applicable Prospectus for a discussion of factors to consider in selecting which class of shares to purchase and for applicable service/distribution fees. Class D Shares are only available to employee benefit and other plans , such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Fund shares in plan level or omnibus accounts on behalf of participants. Class D Shares are not available to any other category of investor, including, for example, retail non-retirement accounts, traditional or Roth IRA accounts, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or individual 403(b) plans. Each Fund reserves the right to change the categories of investors eligible to purchase its Shares.

          Class A Shares of the LifePoints Target Portfolio Funds and LifePoints Target Date Funds

         Class A shares are sold at offering price, which is the net asset value plus an initial sales charge as follows.

         The LifePoints Target Portfolio Funds and the LifePoints Target Date Funds receive the entire net asset value of all Class A shares that are sold. The Distributor retains the full applicable sales charge from which it pays the broker/dealer commission shown in the table below.

                                                                                            Broker/Dealer
                                                         Sales charge     Sales charge       commission
Amount of                                                  as a % of      as a % of net      as a % of
your investment                                         offering price  amount invested    offering price

Less than $50,000.................................          5.75%            6.10%             5.00%
$50,000 but less than $100,000....................          4.50%            4.71%             3.75%
$100,000 but less than $250,000...................          3.50%            3.63%             2.75%
$250,000 but less than $500,000...................          2.50%            2.56%             2.00%
$500,000 but less than $1,000,000.................          2.00%            2.04%             1.60%
$1,000,000 or more................................            --0--            --0--         up to 1.00%

      Investments of $1,000,000 or more. You do not pay an initial sales charge when you buy $1,000,000 or more of Class A Shares. However, if you redeem those Class A Shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

      The Funds' distributor keeps up to approximately 13% of the initial sales charge imposed on Class A Shares. Financial Intermediaries receive the remaining amount of the initial sales charge imposed on Class A Shares and may be deemed to be underwriters of the LifePoints Target Date or LifePoints Target Portfolio Funds as defined in the Securities Act of 1933. Financial Intermediaries that sell Class A shares may also receive the distribution fee payable under the Funds of Funds' distribution plan at an annual rate equal to up to 0.75% (presently limited to 0.25%) of the average daily net assets represented by the Class A Shares sold by them.

         Sales Charge Waivers and Reductions

Please see the applicable LifePoints Target Date or LifePoints Target Portfolio Funds' prospectuses for information about sales charge waivers and reductions, including initial sales charge waivers, cumulative purchase discounts, accumulation privileges, letters of intent, reinstatement privileges, exchange privileges, and deferred sales charge waivers.

Class C Shares of the Funds of Funds

      Financial Intermediaries that sell Class C shares will receive the shareholder services fee payable under the Funds of Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C shares sold by them and the distribution fee payable under the Funds of Funds' distribution plan at an annual rate equal to 0.75% of the average daily net assets represented by the Class C shares sold by them.

Class D Shares of the LifePoints Target Portfolio Funds and LifePoints Target Date Funds

      Financial Intermediaries that sell Class D shares will receive the shareholder services fee payable under the Funds of Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class D shares sold by them and the distribution fee payable under the Funds of Funds' distribution plan at an annual rate equal to up to 0.75% (presently limited to 0.25%) of the average daily net assets represented by the Class D shares sold by them.

Class E Shares of the Funds of Funds

      Financial Intermediaries that sell Class E shares will receive the shareholder services fee payable under the Funds of Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class E shares sold by them.

Class S Shares of the Funds of Funds

      Financial   Intermediaries   will  receive  no  shareholder   services  or
distribution fees for Class S shares.

Minimum Initial Investment Requirements.

      There is currently no required minimum initial investment for Shares of the Funds of Funds. However, each Fund of Funds reserves the right to close any account for Class A, C, E or S Shares whose balance falls below $1,000. Class D Shares are only available to employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Shares in plan level or omnibus accounts on behalf of participants. Class D Shares are not available to any other category of investor including, for example, retail non-retirement accounts, traditional or Roth IRA accounts, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or individual 403(b) plans. Each Fund of Funds reserves the right to change the categories of investors eligible to purchase its Shares.

Uncashed Checks.

      Please make sure you promptly cash checks issued to you by the Funds of Funds. If you do not cash a dividend, distribution, or redemption check, the Funds of Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds of Funds are sure that they have a valid address for you. After 180 days, the Funds of Funds will no longer honor the issued check and, after attempts to locate you, the Funds of Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Referral Fees.

      The Distributor may enter into written agreements with certain Financial Intermediaries in which it agrees to pay a client service or referral fee out of its own resources, to such intermediaries in connection with their performing ongoing client service activities with respect to referred clients. Each prospective shareholder on whose behalf a fee may be paid will receive from the intermediary a disclosure statement setting forth the details of the arrangement and describing the fee to be received by the intermediary.

       VALUATION OF THE FUND OF FUNDS SHARES. The net asset value per share of each Class of Shares is calculated separately for each Fund of Funds on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange is open for regular trading. Currently, the New York Stock Exchange is open for trading every weekday, except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund's assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

       PRICING OF SECURITIES. The Class S Shares of the Underlying Funds held by each Fund of Funds are valued at their net asset value. The Emerging Markets, International Securities, Diversified Bond and Multistrategy Bond Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees and delegated to FRIMCo to administer. Market quotations for non-US securities, either individually or collectively, may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in US market indices meeting standards of significance specified in the procedures established by the Board (which standards of significance are subject to change), occurs after the close of the non-US markets on which such securities are traded. If you hold Shares in a Fund of Funds that invests in these Underlying Funds which hold portfolio securities listed primarily on non-US exchanges, the net asset value of that Fund of Funds' Shares may change on a day when you will not be able to purchase or redeem that Fund of Funds' Shares. This is because the value of those Underlying Funds' portfolio securities may change on weekends or other days when the Fund of Funds does not price its Shares.

      PROXY VOTING POLICIES AND PROCEDURES. The Board has delegated to FRIMCo, as FRIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds of Funds and Underlying Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). FRIMCo has also hired a third party service provider to serve as proxy administrator ("Administrator"), although FRIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.

      The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of FRIMCo's clients and to enable the Committee to resolve any material conflicts of interest between the Funds of Funds or Underlying Funds on the one hand, and FRIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.

      The Guidelines address matters that are commonly submitted to shareholders of a company for voting, such as issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Administrator is obligated to vote all proxies as set forth in the Guidelines. Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Administrator is obligated to request additional direction from the Committee. The Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.

      Information on how the Funds of Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at http://www.russell.com and on the SEC's website at http://www.sec.gov.

       PORTFOLIO TURNOVER RATES OF THE FUNDS OF FUNDS. The portfolio turnover rate for each Fund of Funds is calculated by dividing the lesser of purchases or sales of Underlying Fund Shares for the particular year, by the monthly average value of the Underlying Fund Shares owned by the Funds of Funds during the year. The Funds of Funds will purchase or sell Underlying Fund Shares to: (i) accommodate purchases and sales of each Fund of Funds' Shares; (ii) change the percentages of each Fund of Funds' assets invested in each of the Underlying Funds in response to market conditions; and (iii) maintain or modify the allocation of each Fund of Funds' assets among the Underlying Funds generally within the percentage limits described in the Prospectus.

      The portfolio turnover rates for the fiscal years ended October 31, 2004 and 2003 were:


Funds of Funds                                10/31/04           10/31/03
--------------                                --------           --------
Equity Aggressive Strategy Fund                   12.46%             17.81%
Aggressive Strategy Fund                           2.22              15.15
Balanced Strategy Fund                             6.42              18.55
Moderate Strategy Fund                             3.99              11.08
Conservative Strategy Fund                         6.18              30.98
Tax-Managed Global Equity Fund                    21.28              59.50

No Shares of the LifePoints Target Date Funds were issued during the periods shown.

         PORTFOLIO TRANSACTION POLICIES AND TURNOVER RATES OF THE UNDERLYING FUNDS. Decisions to buy and sell securities for the Underlying Funds are made by the money managers for the assets assigned to them, and by FRIMCo or the money manager for the Underlying Funds' cash reserves. The Underlying Funds, other than the Tax-Managed Large Cap, Tax-Managed Mid & Small Cap and Tax Exempt Bond Funds, do not give significant weight to attempting to realize long-term, rather than short-term, capital gains while making portfolio investment decisions. The portfolio turnover rates for certain multi-manager Underlying Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. The money managers make decisions to buy or sell securities independently from other money managers. Thus, one money manager could decide to sell a security when another money manager for the same Underlying Fund (or for another series of FRIC) decides to purchase the same security. In addition, when a money manager's services are terminated and another retained, the new manager may significantly restructure the portfolio. These practices may increase the Underlying Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction based costs. The Underlying Funds' changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio. The annual portfolio turnover rates for each of the Underlying Funds for the periods ended October 31 2004 and 2003, respectively, were as follows: Diversified Equity Fund, 125% and 110%, Special Growth Fund, 125% and 127%, Quantitative Equity Fund, 91% and 109%, International Securities Fund, 76% and 69%, Diversified Bond Fund, 141% and 147%, Short Duration Bond Fund, 132% and 188%, Multistrategy Bond Fund, 221% and 282%, Real Estate Securities Fund, 38% and 46%, Emerging Markets Fund, 82% and 95%, Tax-Managed Large Cap Fund, 32% and 127%, Tax-Managed Mid & Small Cap Fund, 203% and 82%, and Tax Exempt Bond Fund, 37% and 37%.


         DISCLOSURE OF PORTFOLIO HOLDINGS The Funds of Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund of Funds. These portfolio holdings disclosure policies have been approved by the Board of Trustees.

         Disclosure of a Fund of Funds portfolio holdings may only occur if such disclosure is consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Fund of Funds and its adviser. Disclosure is permissible only when a Fund of Funds, as determined by the Board of Trustees, has legitimate business purposes for such disclosure and the recipients are subject to a written confidentiality agreement, which includes a duty not to trade on non-public information.


Public Disclosures of Portfolio Holdings Information


         Disclosure of a Fund of Funds complete holdings as of the end of each fiscal quarter is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. The Funds of Funds will also make these reports available on their website, www.russell.com. Disclosure of a Fund of Funds top ten portfolio holdings as of the last day of each month will be available on the Fund of Fund's website approximately 30 calendar days after the end of such month.

         From time to time rating and ranking organizations such as Standard & Poor's and Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Fund of Funds. In order to facilitate the review of the Funds of Funds by these rating agencies, the Funds of Funds may distribute (or authorize their service providers to distribute) portfolio holdings information to such ratings agencies before their public disclosure is required or authorized, provided that (a) the recipient does not distribute the information or results of analyses to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund of Funds shares before the information or results of analyses become public information and (b) the recipient is subject to a confidentiality agreement, which includes a duty not to trade on non-public information.



         Portfolio managers and other senior officers of the Funds of Funds may disclose or confirm the ownership of any individual portfolio holdings position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the portfolio holdings disclosure policies.

Non-Public Disclosures of Portfolio Holdings Information


         FRIMCo and the money managers may periodically distribute lists of applicable investments held by the Funds of Funds for the purpose of facilitating management of the Funds of Funds portfolios and receipt of relevant research. FRIMCo and the money managers may periodically distribute a list of the issuers and securities which are covered by their research department as of a particular date, but in no case will such a list identify an issuer's securities as either currently held or anticipated to be held by the Funds of Funds or identify Fund of Funds position sizes. In addition, the Funds of Funds' custodian generates daily portfolio holdings information in connection with its services to the Funds of Funds. Confluence Technologies, Inc. ("CTI"), GCOM2 Solutions, Inc., ("GSI"), and Institutional Shareholder Services Inc. ("ISS") provide performance reporting services, tax filing services, and proxy voting and class action registration services to FRIMCo, respectively. CTI and ISS receive daily portfolio holdings information in connection with their services to FRIMCo, while GSI receives such information quarterly. Such service providers must keep the portfolio holdings information confidential and cannot trade based on the non-public information. There is no lag between the date of such portfolio holdings information and the date on which the information is disclosed to the service providers.



Administration of the Portfolio Holdings Disclosure Policies


         The Chief Compliance Officer will exercise oversight of disclosures of the Funds of Funds' portfolio holdings. It is the duty of the Chief Compliance Officer to ensure that all disclosures of the portfolio holdings of a Fund of Funds are in the best interests of such Fund of Funds shareholders. The Chief Compliance Officer is also responsible for monitoring for conflicts of interest between the interests of Fund of Funds shareholders and the interests of the Funds of Funds' investment adviser, principal underwriter, or any affiliated person of the Funds of Funds, their investment adviser or their principal underwriter. Every violation of the portfolio holdings disclosure policies must be reported to the Funds of Funds' Chief Compliance Officer. If the Chief Compliance Officer deems that such violation constitutes a "Material Compliance Matter" within the meaning of Rule 38a-1 under the 1940 Act, the violation will be reported to the Funds of Funds' Boards of Trustees, as required by Rule 38a-1.

         Disclosure of the Funds of Funds' portfolio holdings made in accordance with these procedures is authorized by the Funds of Funds' Board of Trustees. The portfolio holdings disclosure policies may not be waived, and exceptions may not be made, without the consent of the Fund of Funds' Board of Trustees.


       BROKERAGE ALLOCATIONS. Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made either by the money manager of the Underlying Fund or by FRIMCo. FRIC's arrangements with FRIMCo and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, FRIMCo and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with FRIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

       FRIMCo or a money manager may effect portfolio transactions for the segment of an Underlying Fund's portfolio assigned to the money manager with a broker-dealer affiliated with FRIMCo or the money manager, as well as with brokers affiliated with other money managers.

       The Underlying Funds will effect transactions through Frank Russell Securities, Inc. ("FRS") and its global network of unaffiliated correspondent brokers. FRS is a registered broker and investment advisor and an affiliate of FRIMCo. Trades placed through FRS and its correspondents are used to (i) obtain research services for FRIMCo to assist it in its capacity as a manager of managers, (ii) to generate commission rebates to the Underlying Funds on whose behalf the trades were made (iii) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions for the Underlying Funds, or (iv) to execute portfolio securities transactions selected by money managers. For purposes of trading to obtain research services for FRIMCo or to generate commission rebates to the Underlying Funds, the Underlying Funds' money managers are requested to and FRIMCo may, with respect to transactions it places, effect transactions with or through FRS and its correspondents or other brokers only to the extent that the Underlying Funds will receive competitive execution, price and commissions. In addition, FRIMCo recommends targets for the amount of trading that money managers direct through FRS based upon asset class, investment style and other factors. FRIMCo, or FRC on FRIMCo's behalf, will effect transactions with or through FRS only to the extent such clients will receive competitive execution, price and commissions. Research services provided to FRIMCo by FRS or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to FRIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within FRIC and other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.


       Decisions concerning the acquisition of research services by FRIMCo are approved and monitored by a FRC Soft Dollar Committee, which consists principally of employees in research and investment management roles. The committee acts as an oversight body with respect to the purchases of research services acquired by FRIMCo using soft dollars generated by funds managed by FRC affiliates, including the Underlying Funds. In addition, the committee is charged with setting an annual soft dollar budget with respect to research purchases.


       FRS or other brokers may also rebate to the Underlying Funds a portion of commissions earned on certain trading by the Underlying Funds through FRS and its correspondents in the form of commission recapture. Commission recapture is paid solely to those Underlying Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once FRIMCo's research needs have been met, as determined annually in the Soft Dollar Committee budgeting process.

       FRS retains a portion of all commissions generated, regardless of whether the trades were used to provide research services to FRIMCo or commission recapture to the Funds. Trades through FRS for transition services and manager funding (i.e. brokerage arrangements designed to reduce costs and optimize performance during the transition of Fund assets upon the hiring, termination or additional funding of a money manager) are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.

      Additionally, a money manager for the Underlying Funds may independently effect transactions through FRS or a broker affiliated with the money manager or another money manager to obtain research services for its own use, including possibly research services provided by Russell/Mellon Analytical Services Inc., an affiliate of FRIMCo. Research services provided to a money manager are required by law to benefit the Underlying Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Underlying Funds may benefit from research services provided with respect to trading by those other funds and clients.

       BROKERAGE COMMISSIONS. For information regarding brokerage commissions paid by the Underlying Funds and the Underlying Funds' holdings of securities issued by the top ten broker dealers used by those Funds, refer to the Statement of Additional Information for the Underlying Funds.

       YIELD AND TOTAL RETURN QUOTATIONS. The Funds of Funds compute their average annual total return by using a standardized method of calculation required by the SEC, and report average annual total return for each class of Shares which they offer.

       Calculation of Average Annual Total Return.

       Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Fund of Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ERV

     Where:       P         =        a hypothetical initial payment of $1,000;
                  T         =        Average annual total return;
                  n         =        Number of years; and
                  ERV       =        Ending redeemable value of a hypothetical
                                     $1,000 payment made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof).

       The calculation assumes that all dividends and distributions of each Fund of Funds are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

       Calculation of Average Annual Total Return After Taxes on Distributions. Average annual total return after taxes on distributions is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund of Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ATVD

     Where:     P           =        hypothetical initial payment of $1,000.
                T           =        average annual total return (after taxes on
                                      distributions).
                n           =        number of years.
                ATVD        =        ending  value of a  hypothetical  $1,000
                                     payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

      The calculation assumes that all dividends and distributions of each Fund of Funds, less any taxes due on such dividends and distributions, are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

      The taxable amount and the tax character of each distribution is as specified by a Fund of Funds on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period. The calculation assumes that the redemption has no tax consequences.

       Calculation of Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares.

      Average annual total return after taxes on distributions and sale of fund shares is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund of Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ATVDR

    Where:      P            =       hypothetical initial payment of $1,000.
                T            =       average annual total return (after taxes on
                                     distributions and redemptions).
                n            =       number of years.
                ATVDR        =       ending  value of a  hypothetical  $1,000
                                     payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemptions.

      The calculation assumes that all dividends and distributions of each Fund of Funds, less any taxes due on such dividends and distributions, are reinvested at the price stated in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

      The taxable amount and the tax character of each distribution is as specified by a Fund of Funds on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period.

      The ending value is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges). The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends is tracked separately. In determining the basis for a reinvested distribution, the distribution net of taxes assumed paid from the distribution is included. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law.

      The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends. It is not assumed that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

      Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law is used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. It is assumed that a shareholder has sufficient gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.


      Yield Quotation. For information on the calculation of yields on certain of the Underlying Funds, see the Prospectuses and Statement of Additional Information for the Underlying Funds.


      Each Fund of Funds may, from time to time, advertise non-standard performance, including average annual total return for periods other than 1, 5 or 10 years or since inception.

      Each Fund of Funds may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indices.

      INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES OF THE FUNDS OF FUNDS

      Each Fund of Funds' investment objective is "non-fundamental." Having a non-fundamental investment objective means that it may be changed without the approval of a majority of each Fund of Funds' shareholders. Certain investment policies and restrictions may only be changed with the approval of a majority of each Fund of Funds' shareholders. The vote of a majority of the outstanding voting securities of each Fund of Funds means the vote of the lesser of (a) 67% or more of the voting securities of the Fund of Funds present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund of Funds are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund of Funds. Other policies and restrictions may be changed by a Fund of Funds without shareholder approval. The Funds of Funds' investment objectives are set forth in the respective Prospectus.

      INVESTMENT RESTRICTIONS. Each Fund of Funds is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. The fundamental investment restrictions of the Underlying Funds are listed in the next section.

      No Fund of Funds may:

      1. Purchase securities if, as a result of such purchase, the Fund of Funds' investments would be concentrated within the meaning of the 1940 Act in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the US government or any of its agencies or instrumentalities or securities of other investment companies.

      Because of their investment objectives and policies, investments of the Fund of Funds will be concentrated in shares of the Underlying Funds and, therefore, in the mutual fund industry. In accordance with the Fund of Funds' investment policies set forth in the Fund of Funds' Prospectus, each of the Funds of Funds may invest in the Underlying Funds without limitation as to concentration. However, each of the Underlying Funds in which each Fund of Funds will invest (other than the Real Estate Securities Fund and the Money Market
Fund) will not purchase securities, if as a result of such purchase, the Underlying Fund's investments would be concentrated within the meaning of the 1940 Act. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of US banks having net assets in excess of $100,000,000.

      2. Purchase or sell real estate; provided that each Fund of Funds may invest in the Real Estate Securities Fund, which may own securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

      3. Purchase or sell commodities except that a Fund of Funds may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

      4. Borrow money, except that a Fund of Funds may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

      5. Act as an underwriter except to the extent a Fund of Funds may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

      6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

      7. Issue securities senior to the Fund of Funds' presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund of Funds from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

      With regards to investment restriction 1, above, the staff of the SEC has taken the position that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries. With regards to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.

      With regards to investment restriction 1, above, the statement that the Funds of Funds will be concentrated in the mutual fund industry means that the Funds of Funds will only invest in shares of other mutual funds. In accordance with each Fund of Funds' investment program as set forth in the prospectus, a Fund of Funds may invest more than 25% of its assets in any one Underlying Fund.

      Each Fund of Funds will also not be concentrated, within the meaning of the 1940 Act, in securities of issuers of a particular industry or group of industries, if the portfolio securities of the Underlying Funds were deemed to be owned directly by the Fund of Funds rather than the Underlying Fund.

      With regards to investment restriction 6, above, each Fund of Funds may lend its portfolio securities in an amount not to exceed 33 1/3% of total fund assets. The Funds of Funds may invest without limit in repurchase agreements so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC.

      The Funds of Funds do not invest in illiquid securities. The Funds of Funds do not invest in repurchase agreements.

      Each Fund of Funds is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund-by-Fund basis at the time an investment is being made.

       No Fund of Funds may borrow money for purposes of leveraging or investment.

Under the 1940 Act, each Fund of Funds is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund of Funds must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company's other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).

          INVESTMENT RESTRICTIONS AND POLICIES OF THE UNDERLYING FUNDS

      INVESTMENT RESTRICTIONS. Each Underlying Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. For purposes of the following investment restrictions, any reference to "Fund(s)" shall mean the Underlying Fund(s).

      No Underlying Fund may:

          1. Purchase securities if, as a result of such purchase, the Fund's investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the US government or any of its agencies or instrumentalities or securities of other investment companies. This investment restriction shall not apply to the Real Estate Securities Fund. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of US Banks having net assets in excess of $100,000,000.

          2. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

          3. Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

          4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

          5. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

          6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

          7. Issue securities senior to the Fund's presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

       An additional fundamental policy is that the Tax Exempt Bond Fund will not invest in interests in oil, gas or other mineral exploration or development programs.

       For purposes of these investment restrictions, the Tax Exempt Bond and Tax Free Money Market Funds will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; the non-governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non-governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.

      With regards to investment restriction 1, above, the staff of the SEC has taken the position that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries. With regards to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.

      With regards to investment restriction 6, above, each Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of total fund assets. The Funds may invest without limit in repurchase agreements so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC.

       Each Underlying Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund-by-Fund basis at the time an investment is being made.

       No Underlying Fund may borrow money for purposes of leveraging or investment.

         Under the 1940 Act, each Underlying Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Underlying Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company's other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).

         An Underlying Fund may, from time to time, take temporary defensive positions that are inconsistent with the Underlying Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, an Underlying Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities FRIMCo believes to be consistent with the Underlying Fund's best interests. During a period in which any Underlying Fund takes a temporary defensive position, the corresponding Funds may not achieve their investment objectives.

         The investment objective and principal investment strategy for each of the Underlying Funds is provided in their Prospectuses. The following table illustrates the principal and additional investments in which the Underlying Funds invest. The Underlying Funds use investment techniques commonly used by other mutual funds. The Glossary located at the back of the SAI describes each of the investment techniques identified below.


--------------------------------- --------------------------------------------- --------------------------------------
Underlying Fund                   Principal Investments                         Additional Investments
--------------------------------- --------------------------------------------- --------------------------------------
--------------------------------- --------------------------------------------- --------------------------------------
Diversified Equity Fund           Common Stocks                                 Cash Reserves
                                  Common Stock Equivalents                      Lending Portfolio Securities (not to
                                        -warrants                               exceed 33 1/3 % of total fund assets)
                                        -options                                Illiquid Securities (limited to 15%
                                        -convertible debt securities            of fund assets)
                                        -depositary receipts                    Derivatives
                                  Preferred Stocks                                   -write (sell) call and put options
                                  Equity Derivative Securities                        on
                                  US Government Securities                            securities, securities indexes and
                                  Investment Company Securities (including            foreign securities(3)
                                  ETFs)                                              -purchase options on
                                  Foreign Securities                                  securities, securities
                                                                                      indexes and
                                                                                      currencies(3)
                                                                                     -interest rate futures contracts,
                                                                                      stock
                                                                                      index futures contracts, foreign
                                                                                      currency contracts and options
                                                                                      on
                                                                                      futures(4)

--------------------------------- --------------------------------------------- --------------------------------------
--------------------------------- --------------------------------------------- --------------------------------------
Special Growth Fund               Common Stocks                                 Cash Reserves
                                  Common Stock Equivalents                      Lending Portfolio Securities (not to
                                        -warrants                               exceed 33 1/3 % of total fund assets)
                                        -options                                Illiquid Securities (limited to 15%
                                        -convertible debt securities            of fund assets)
                                        -depositary receipts                    US Government Securities
                                  Preferred Stocks                              Derivatives
                                  Equity Derivative Securities                       -write (sell) call and put options
                                  Investment Company Securities (including            on
                                  ETFs) securities, securities indexes Foreign        foreign securities(3)
                                  Securities and                                     -purchase options on securities,
                                                                                      securities indexes and
                                                                                      currencies(3)
                                                                                     -interest rate futures contracts,
                                                                                      stock
                                                                                      index futures contracts, foreign
                                                                                      currency contracts and options
                                                                                      on
                                                                                      futures(4)



--------------------------------- --------------------------------------------- --------------------------------------
--------------------------------- --------------------------------------------- --------------------------------------
Quantitative Equity Fund          Common Stocks                                 Cash Reserves
                                  Common Stock Equivalents                      Lending Portfolio Securities (not to
                                        -warrants                               exceed 33 1/3 % of total fund assets)
                                        -options                                Illiquid Securities (limited to 15%
                                        -convertible debt securities            of fund assets)
                                        -depositary receipts                    Derivatives
                                  Preferred Stocks                                   -write (sell) call and put options
                                  Equity Derivative Securities                        on
                                  US Government Securities                            securities, securities indexes and
                                  Investment Company Securities (including            foreign securities(3)
                                  ETFs)                                              -purchase options on securities,
                                  Foreign Securities                                  securities indexes and
                                                                                      currencies(3)
                                                                                     -interest rate futures contracts,
                                                                                      stock
                                                                                      index futures contracts, foreign
                                                                                      currency contracts and options
                                                                                      on
                                                                                      futures(4)


--------------------------------- --------------------------------------------- --------------------------------------
--------------------------------- --------------------------------------------- --------------------------------------
International Securities Fund     Common Stocks                                 Cash Reserves
                                  Common Stock Equivalents                      Reverse Repurchase Agreements
                                        -warrants                               Lending Portfolio Securities (not to
                                        -options                                exceed 33 1/3 % of total fund assets)
                                        -convertible debt securities            Illiquid Securities (limited to 15%
                                        -depositary receipts                    of fund assets)
                                  Preferred Stocks                              Derivatives
                                  Equity Derivative Securities                       -forward currency contracts(2)
                                  US Government Securities                           -write (sell) call and put options
                                  Investment Company Securities (including            on
                                  ETFs)                                               securities, securities indexes and
                                  Foreign Securities                                  foreign securities(3)
                                                                                     -purchase options on securities,
                                                                                      securities indexes and
                                                                                      currencies(3)
                                                                                     -interest rate futures contracts,
                                                                                      stock
                                                                                      index futures contracts, foreign
                                                                                      currency contracts and options
                                                                                      on
                                                                                      futures(4)


--------------------------------- --------------------------------------------- --------------------------------------
--------------------------------- --------------------------------------------- --------------------------------------
Diversified Bond Fund             Debt Securities including corporate debt      Common Stock Equivalents
                                  and mortgage-backed securities                     -convertible debt securities
                                  US Government Securities                      Preferred Stock
                                  Investment Company Securities (including      Emerging Markets Debt
                                  ETFs)                                         Municipal Obligations
                                  Foreign Securities                            Cash Reserves

                                                                                Repurchase Agreements(1)
                                                                                When issued and forward
                                                                                commitment securities
                                                                                Reverse Repurchase Agreements
                                                                                Lending Portfolio Securities (not to
                                                                                exceed 33 1/3% of total fund assets)
                                                                                Illiquid Securities (limited to 15%
                                                                                of fund assets)
                                                                                Derivatives
                                                                                     -forward currency contracts(2)
                                                                                     -write (sell) call and put options
                                                                                      on
                                                                                      securities, securities indexes and
                                                                                      foreign securities(3)
                                                                                     -purchase options on securities,
                                                                                      securities indexes and
                                                                                      currencies(3)
                                                                                     -interest rate futures contracts,
                                                                                      stock
                                                                                      index futures contracts, foreign
                                                                                      currency contracts and options
                                                                                      on
                                                                                      futures(4)

--------------------------------- --------------------------------------------- --------------------------------------
--------------------------------- --------------------------------------------- --------------------------------------
Short Duration Bond Fund          Debt Securities including corporate debt,     Common Stock Equivalents
                                  mortgage-backed securities and below               -convertible debt securities
                                  investment grade or junk bonds                Preferred Stock
                                  US Government Securities                      Emerging Markets Debt
                                  Municipal Obligations                         Cash Reserves
                                  Investment Company Securities (including      Repurchase Agreements(1)
                                  ETFs)                                         When issued and forward commitment
                                  Foreign Securities                            securities
                                                                                Reverse Repurchase Agreements
                                                                                Lending Portfolio Securities (not to
                                                                                exceed 33 1/3% of total fund assets)
                                                                                Illiquid Securities (limited to 15%
                                                                                of fund assets)
                                                                                Derivatives
                                                                                     -forward currency contracts(2)
                                                                                     -write (sell) call and put options
                                                                                      on
                                                                                      securities, securities indexes and
                                                                                      foreign securities(3)
                                                                                     -purchase options on securities,
                                                                                      securities indexes and
                                                                                      currencies(3)
                                                                                     -interest rate futures contracts,
                                                                                      stock
                                                                                      index futures contracts, foreign
                                                                                      currency contracts and options
                                                                                      on
                                                                                      futures(4)

--------------------------------- --------------------------------------------- --------------------------------------
--------------------------------- --------------------------------------------- --------------------------------------
Multistrategy Bond Fund           Debt Securities including corporate debt,     Common Stock Equivalents
                                  mortgage-backed securities and below               -convertible debt securities
                                  investment grade or junk bonds                Preferred Stock
                                  US Government Securities                      Emerging Markets Debt
                                  Investment Company Securities (including      Municipal Obligations
                                  ETFs)                                         Cash Reserves
                                  Foreign Securities                            Repurchase Agreements(1)
                                  Derivatives                                   When issued and forward commitment
                                       -forward currency contracts(2)           securities
                                       -write (sell) call and put options on    Reverse Repurchase Agreements
                                        securities, securities indexes and      Lending Portfolio Securities (not to
                                        foreign securities(3)                   exceed 33 1/3 % of total fund assets)
                                       -purchase options on securities,         Illiquid Securities (limited to 15%
                                        securities indexes and currencies(3)    of fund assets)
                                       -interest rate futures contracts,
                                        stock index futures contracts, foreign
                                        currency contracts and options on
                                        futures(4)

--------------------------------- --------------------------------------------- --------------------------------------
--------------------------------- --------------------------------------------- --------------------------------------
Real Estate Securities Fund       Common Stocks                                 Cash Reserves
                                  Common Stock Equivalents                      Lending Portfolio Securities (not to
                                        -warrants                               exceed 33 1/3 % of total fund assets)
                                        -options                                Illiquid Securities (limited to 15%
                                        -convertible debt securities            of fund assets)
                                        -depositary receipts                    Derivatives
                                  Preferred Stocks                                   -write (sell) call and put options
                                  Equity Derivative Securities                        on
                                  US Government Securities                            securities, securities indexes and
                                  Investment Company Securities (including            foreign securities(3)
                                  ETFs)                                              -purchase options on securities,
                                  Foreign Securities                                  securities indexes and
                                                                                      currencies(3)
                                                                                     -interest rate futures contracts,
                                                                                      stock
                                                                                      index futures contracts, foreign
                                                                                      currency contracts and options
                                                                                      on
                                                                                      futures(4)


--------------------------------- --------------------------------------------- --------------------------------------
--------------------------------- --------------------------------------------- --------------------------------------
Emerging Markets Fund             Common Stocks                                 Cash Reserves
                                  Common Stock Equivalents                      Repurchase Agreements(1)
                                        -warrants                               When issued and forward commitment
                                        -options                                securities
                                        -convertible debt securities            Reverse Repurchase Agreements
                                        -depositary receipts                    Lending Portfolio Securities (not to
                                  Preferred Stocks                              exceed 33 1/3 % of total fund assets)
                                  Equity Derivative Securities                  Illiquid Securities (limited to 15%
                                  Debt Securities (below investment grade or    of fund assets)
                                  junk bonds)                                   Derivatives
                                  US Government Securities                           -forward currency contracts(2)
                                  Investment Company Securities (including           -write (sell) call and put options
                                  ETFs)                                               on
                                  Foreign Securities                                  securities, securities indexes and
                                                                                      foreign securities(3)
                                                                                     -purchase options on securities,
                                                                                      securities indexes and
                                                                                      currencies(3)
                                                                                     -interest rate futures contracts,
                                                                                      stock
                                                                                      index futures contracts, foreign
                                                                                      currency contracts and options
                                                                                      on
                                                                                      futures(4)

--------------------------------- --------------------------------------------- --------------------------------------
--------------------------------- --------------------------------------------- --------------------------------------
Tax-Managed Large Cap Fund        Common Stocks                                 Cash Reserves
                                  Common Stock Equivalents                      Lending Portfolio Securities (not to
                                        -options                                exceed 33 1/3 % of total fund assets)
                                        -convertible debt securities            Illiquid Securities (limited to 15%
                                        -depositary receipts                    of fund assets)
                                  Preferred Stocks                              Derivatives
                                  Equity Derivative Securities                       -write (sell) call and put options
                                  US Government Securities                            on
                                  Investment Company Securities (including            securities, securities indexes and
                                  ETFs)                                               foreign securities(3)
                                  Foreign Securities                                 -purchase options on securities,
                                                                                      securities indexes and
                                                                                      currencies(3)
                                                                                     -interest rate
                                                                                      futures contracts,
                                                                                      stock index futures contracts, foreign
                                                                                      currency contracts and options
                                                                                      on
                                                                                      futures(4)


--------------------------------- --------------------------------------------- --------------------------------------
--------------------------------- --------------------------------------------- --------------------------------------
Tax-Managed Mid & Small Cap Fund  Common Stocks                                 Cash Reserves
                                  Common Stock Equivalents                      Lending Portfolio Securities (not to
                                        -options                                exceed 33 1/3 % of total fund assets)
                                        -convertible debt securities            Illiquid Securities (limited to 15%
                                        -depositary receipts                    of fund assets)
                                  Preferred Stocks                              Derivatives
                                  Equity Derivative Securities                       -write (sell) call and put options
                                  US Government Securities                            on
                                  Investment Company Securities (including            securities, securities indexes and
                                  ETFs)                                               foreign securities(3)
                                  Foreign Securities                                 -purchase options on securities,
                                                                                      securities indexes and
                                                                                      currencies(3)
                                                                                     -interest rate futures contracts,
                                                                                      stock
                                                                                      index futures contracts, foreign
                                                                                      currency contracts and options
                                                                                      on
                                                                                      futures(4)


--------------------------------- --------------------------------------------- --------------------------------------
--------------------------------- --------------------------------------------- --------------------------------------
Tax Exempt Bond Fund              US Government Securities                      Cash Reserves
                                  Municipal Obligations                         Repurchase Agreements(1)
                                  Investment Company Securities (including      When issued and forward commitment
                                  ETFs)                                         securities
                                                                                Reverse Repurchase Agreements
                                                                                Illiquid Securities (limited to 15%
                                                                                of fund assets)
                                                                                Derivatives
                                                                                     -interest rate futures contracts,
                                                                                      stock
                                                                                      index futures contracts,
                                                                                      foreign
                                                                                      currency contracts and options
                                                                                      on
                                                                                      futures(4)
                                                                                Credit and Liquidity Enhancements

--------------------------------- --------------------------------------------- --------------------------------------

-------------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

(2) Each of the International Securities, Diversified Bond, Multistrategy Bond, Short Duration Bond and Emerging Markets Funds may not invest more than one-third of its assets in these contracts.

(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.

(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

      Cash Reserves. An Underlying Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may affect an Underlying Fund's performance since securities are sold for other than investment reasons. An Underlying Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests ("cash reserves"). The cash reserves may also include cash awaiting investment or to pay expenses. The Underlying Funds intend to be fully invested at all times. To do so, FRIMCo or a money manager invests the Underlying Funds' cash reserves in short term instruments, including certain FRIC money market funds. In addition to investing in such short term investments, FRIMCo may use a hedging strategy for the Underlying Funds' cash reserves by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities and/or derivatives including index futures contracts, index options and/or index swaps in amounts that expose the cash reserves to the performance of the relevant index. This is intended to cause the Underlying Fund to perform as though its cash reserves were actually invested in those markets while enabling the Underlying Fund to hold cash.

      Each Underlying Fund and its money managers that elects to invest its cash reserves in one or more of FRIC's money market funds does so pursuant to exemptive relief from the SEC. The relief requires that any investment in affiliated money market funds will not exceed 25% of the investing Underlying Funds' total assets. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Underlying Funds will invest cash reserves in one or more of FRIC's money market funds only so long as it does not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds and the Underlying Funds investing in them treat such investments as the purchase and redemption of money market fund shares. Any Underlying Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust
Agreement, including voting rights. However, shares of a money market fund issued to the Underlying Funds will be voted by the Trustees of FRIC in the same proportion as the shares of the money market fund that are held by shareholders who are not Underlying Funds. In addition to the advisory and administrative fees payable by the Underlying Funds to FRIMCo, each Underlying Fund that invests its cash reserves in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the cash reserves for all Underlying Funds are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves invested in the Money market Fund is 0.10% (net of fee waivers and reimbursements). The SEC exemptive order requires that the Underlying Funds' Board determine that the advisory fees incurred in connection with the investment of cash reserves in affiliated money market funds are not for duplicative services. All assets of the Funds of Funds are allocated to Underlying Funds.

      Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities and American Depositary Receipts.

      The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index.

      Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.

      FRC chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that FRC or FRIMCo believes that the particular security is an attractive investment.


                       INVESTMENTS OF THE UNDERLYING FUNDS

      Repurchase Agreements. An Underlying Fund may enter into repurchase agreements with the seller (a bank or securities dealer) who agrees to repurchase the securities at the Underlying Fund's cost plus interest within a specified time (normally one day). The securities purchased by an Underlying Fund have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased.

      Reverse Repurchase Agreements. An Underlying Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Underlying Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby an Underlying Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Underlying Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Underlying Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of an Underlying Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Underlying Fund's records while a reverse repurchase agreement is in effect.

      High Risk Bonds. The Underlying Funds, other than the Emerging Markets, Short Duration Bond, Diversified Bond and Multistrategy Bond Funds, invest their assets only in securities rated BBB- or higher by S&P or Baa3 or higher by Moody's, or in unrated securities judged by the money managers to be of a higher credit quality than those designations. Securities rated BBB- by S&P or Baa3 by Moody's are the lowest ratings which are considered "investment grade" securities, although Moody's considers securities rated Baa3, and S&P considers bonds rated BBB-, to have some speculative characteristics. The Underlying Funds, other than Emerging Markets, Short Duration Bond, Diversified Bond and Multistrategy Bond Funds, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings.

      The Emerging Markets, Short Duration Bond, Diversified Bond and Multistrategy Bond Funds will invest in "investment grade" securities and may invest up to 5% of its total assets (in the case of the Emerging Markets and Diversified Bond Funds), 10% of its total assets (in the case of the Short Duration Bond Fund) and 25% of its total assets (in the case of the Multistrategy Bond Fund) in debt securities rated less than BBB- by S&P or Baa3 by Moody's, or in unrated securities judged by the money managers of the Funds to be of comparable quality. These lower rated debt securities are commonly referred to as "junk bonds." Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Conversely, periods of economic expansion or falling interest rates enhance the ability of issuers to make payments of principal and interest and decrease the possibility of default. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Underlying Funds' ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Multistrategy Bond, Short Duration Bond and Emerging Markets Funds will seek to reduce the risks associated with investing in such securities by limiting the Funds' holdings in such securities and by the depth of their own credit analysis.

      Securities rated BBB- by S&P or Baa3 by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB-rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories.

      Securities possessing Moody's Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well. For further description of the various rating categories, see "Ratings of Debt Instruments."

      Risk Factors. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

      In addition, the markets in which low rated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish an Underlying Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Underlying Fund's Shares.

      Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of an Underlying Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

      The money managers of the Emerging Markets, Short Duration Bond, Diversified Bond and Multistrategy Bond Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

      Illiquid Securities. No more than 15% of an Underlying Fund's net assets (taken at current value) will be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Underlying Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). This 10% is counted towards a Fund's 15% limitation on illiquid securities. These policies do not include
(1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. These guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, an Underlying Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

      The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Underlying Funds pursuant to Rule 144A, as explained in their respective Prospectuses) may be negotiated at the time such securities are purchased by an Underlying Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, an Underlying Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. An Underlying Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

      Forward Commitments. An Underlying Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as such transactions are consistent with an Underlying Fund's ability to manage its investment portfolio and meet redemption requests. An Underlying Fund may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, liquid assets of the Underlying Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

      Additionally, under certain circumstances, the International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Underlying Fund is made prior to the Fund's receipt of cash payment therefor or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. Cash payment in such instances generally occurs on the next business day in the local market. "Free trade" transactions involve the risk of loss to an Underlying Fund if the other party to the "free trade" transaction fails to complete the transaction after the Fund has tendered cash payment or securities, as the case may be.

      Lending Portfolio Securities. Cash collateral received by an Underlying Fund when it lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including money market funds advised by FRIMCo for which FRIMCo receives a 0.10% advisory and administrative fee, net of fee waivers and reimbursements), and other investments meeting certain quality and maturity established by the Underlying Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Underlying Fund and the lending agent.

      Each Underlying Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. An Underlying Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

      An Underlying Fund may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, an Underlying Fund must immediately pay the amount of the shortfall to the borrower.

      Options, Futures and Other Financial Instruments. The Underlying Funds may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Underlying Fund's investment or, in certain circumstances, for investment (e.g. as a substitute for investing in securities). These financial instruments include options, futures, forward contracts and swaps. Positions in these financial instruments, other than purchased options, expose an Underlying Fund to an obligation to another party. The Underlying Funds will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts or (2) cash or liquid assets with a value, marked to market daily, sufficient to cover their obligations to the extent not covered as provided in (1) above. The Underlying Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.

      Assets used as cover or held as segregated cannot be sold while the position in the corresponding financial instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

      Options And Futures. The Underlying Funds may purchase and sell (write) both call and put options on securities, securities indexes and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with an Underlying Fund's investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Underlying Funds may also use those instruments, provided that FRIC's Board determines that their use is consistent with the Underlying Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Underlying Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be for the purposes of hedging or effecting an Underlying Fund's permitted investment strategies, provided that initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Underlying Fund's net assets).

      Options On Securities And Indexes. Each Underlying Fund may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Underlying Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Underlying Funds' ability to hold illiquid securities. The Underlying Funds intend to purchase and write call and put options on specific securities.

      Exchange listed options are issued by a regulated intermediary, such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in the money" (i.e. where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      An Underlying Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

      Over-the-counter options ("OTC Options") are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The staff of the SEC takes the position that OTC options and the assets used as "cover" for written OTC options are illiquid.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with an Underlying Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Underlying Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, FRIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. An Underlying Fund will engage in OTC Option transactions only with US Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a short term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization or, in the case of OTC currency transactions, determined to be of equivalent credit by FRIMCo the money manager for the Underlying Fund.

      An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

      An Underlying Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Underlying Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. An Underlying Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

      An Underlying Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Underlying Fund. For a call option on an index, the option is covered if the Underlying Fund maintains with the Custodian liquid assets equal to the contract value. A call option is also covered if the Underlying Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Underlying Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Underlying Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Underlying Fund in liquid assets in a segregated account with the Custodian.

      If an option written by an Underlying Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by an Underlying Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

      To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

      Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Underlying Fund desires.

      An Underlying Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Underlying Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Underlying Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

      The premium paid for a put or call option purchased by an Underlying Fund is an asset of the Fund. The premium received for an option written by an Underlying Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

      Risks Associated With Options On Securities And Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

      If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

      There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. If an Underlying Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If an Underlying Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

      As the writer of a covered call option, an Underlying Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where an Underlying Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

      If trading were suspended in an option purchased by an Underlying Fund, the Underlying Fund would not be able to close out the option. If restrictions on exercise were imposed, the Underlying Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Underlying Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

      Options On Foreign Currency. An Underlying Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with an Underlying Fund's investment objective and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of an Underlying Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. None of the Underlying Funds, other than the Multistrategy Bond and Emerging Markets Funds, currently intends to write or purchase such options.


      Futures Contracts And Options On Futures Contracts. An Underlying Fund may invest in interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade or over-the-counter. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500(R)) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500(R); the Russell 2000(R); Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.


       Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.

      An Underlying Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out before exercise or expiration by an offsetting purchase or sale of an option on a futures contract of the same series.

      There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

      An Underlying Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. An Underlying Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). An Underlying Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.

      An Underlying Fund may enter into futures contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). An Underlying Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund's net assets.

      As long as required by regulatory authorities, each Underlying Fund will limit its use of futures contracts and options on futures contracts to hedging transactions and, within such 5% limits, to effect investment transactions consistent with an Underlying Fund's investment objective and strategies. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, an Underlying Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

      When a purchase or sale of a futures contract is made by an Underlying Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Underlying Fund expects to earn interest income on its initial margin deposits.

     A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Underlying Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by an Underlying Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Underlying Fund will mark-to- market its open futures positions.


      An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Underlying Fund.

      Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Underlying Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Underlying Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

      Limitations On Use Of Futures And Options On Futures Contracts. An Underlying Fund will not enter into a futures contract or futures option contract for purposes other than hedging if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

      When purchasing a futures contract, an Underlying Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Underlying Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Fund.

      When selling a futures contract, an Underlying Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Underlying Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Underlying Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in segregated liquid assets).

      When selling a call option on a futures contract, an Underlying Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Underlying Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

      When selling a put option on a futures contract, an Underlying Fund will maintain (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Underlying Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

      The Underlying Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund.

      The requirements for qualification as a regulated investment company also may limit the extent to which an Underlying Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."

      Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

      Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

      There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements until the position is closed.

      Index Swap Agreements. The Underlying Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Underlying
Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).

      Under most swap agreements entered into by these Underlying Funds, the parties' obligations are determined on a "net basis." Consequently, an Underlying Fund's obligations or rights under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party. An Underlying Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Underlying Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other liquid assets to avoid any potential leveraging of an Underlying Fund's portfolio. No Underlying Fund will enter into a swap agreement with any single party if the net amount owned or to be received under existing contracts with that party would exceed 5% of that Underlying Fund's assets.

      The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid.

      An Underlying Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Underlying Funds will only enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Underlying Funds' repurchase agreement guidelines.

      Foreign  Currency  Futures  Contracts.   The  Underlying  Funds  are  also
permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

      A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

      The Underlying Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar or to effect investment transactions consistent with the Underlying Funds' investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, an Underlying Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Underlying Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Underlying Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Underlying Fund may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Underlying Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.

      Forward  Foreign  Currency  Exchange   Transactions   ("Forward   Currency
Contracts"). The International Securities, Diversified Bond, Short Duration Bond, Multistrategy Bond and Emerging Markets Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Underlying Funds' investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of US dollars for a certain amount of Japanese Yen, at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders
(typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Underlying Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Underlying Funds' portfolio securities are or are expected to be denominated. An Underlying Fund's dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. An Underlying Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Underlying Funds may enter into a forward currency contract to purchase a currency other than that held in the Funds' portfolios. If an Underlying Fund enters into a forward currency contract, liquid assets will be segregated in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities that are segregated declines, additional liquid assets will be segregated so that the value of the segregated liquid assets will equal the amount of the Underlying Fund's commitment with respect to the contract. Forward currency transactions may be made from any foreign currency into US dollars or into other appropriate currencies.

      At or before the maturity of a forward foreign currency contract, an Underlying Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Underlying Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to a Fund.

      Upon maturity of a forward currency contract, the Underlying Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. An Underlying Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Underlying Funds.

      The cost to an Underlying Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

      If a devaluation is generally anticipated, an Underlying Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. An Underlying Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for a given year.

      Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

      The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict an Underlying Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the Underlying Funds are engaged in that strategy.

      An Underlying Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward foreign currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that an Underlying Fund will be able to utilize these instruments effectively for the purposes set forth above.

      Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by
(1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

      Swap Agreements. The Short Duration Bond, Diversified Bond and Multistrategy Bond Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

      The Fund may enter into several different types of agreements including interest rate, credit and currency swaps. Interest rate swaps are a counterparty agreement and can be customized to meet each parties needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that a issuer will default on their obligation by failing to pay principal or interest in a timely manner ) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

      The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the money managers and the Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

      The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique was not used.

      A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

      Additional Risks Of Options On Securities, Futures Contracts, Options On Futures Contracts, And Forward Currency Exchange Contract And Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

      Hedging Strategies. The Underlying Funds may use equity or fixed income securities and derivatives such as index futures contracts, futures options, exchange traded and over-the-counter options and/or index or interest rate swaps as hedging strategies for cash reserves held by those Funds. For example: cash reserves are exposed to the performance of appropriate markets through the performance of index futures contracts. As a result, an Underlying Fund will realize gains or losses based on the performance of the appropriate market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, each Underlying Fund's cash reserves will always be fully exposed to the performance of appropriate markets.

      Financial futures contracts may be used by the International Securities, Diversified Bond, Short Duration Bond, Multistrategy Bond, Emerging Markets and Tax Exempt Bond Funds as a hedge during or in anticipation of adverse market events such as, in the case of the bond Funds, interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in the Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Underlying Fund to repurchase the futures contract at a lower price to close out the position.

      The Underlying Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.

      Risk Associated with Hedging Strategies. There are certain investment risks in using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Tax Exempt Bond Fund since financial futures contracts that may be engaged in are on taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing an Underlying Fund to be unable to close out the futures contract thereby affecting a Fund's hedging strategy.

      In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

         Depositary Receipts. An Underlying Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of an Underlying Fund's investment policies, the Underlying Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

      ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into US dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Underlying Funds may invest in sponsored and unsponsored ADRs.


       ETF'S or Exchange Traded Funds. The Underlying Funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500(R) or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give a fund exposure to the securities comprising the index on which the ETF is based, and the Funds will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, an investor in the Funds is subject to a duplicate level of fees if a Fund invests in ETFs.


       Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. Currently, the Underlying Funds intend to invest only in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. If available, the Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs will likely not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the fund trades at a discount to net asset value, the fund could lose money even if the securities in which the ETF invests go up in value.

       Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

       Preferred Stocks. Preferred stocks are shares of a corporation or other entity that pay dividends at a specified rate and have precedence over common stock in the payment of dividends. If the corporation or other entity is liquidated or declares bankruptcy, the claims of owners of preferred stock will have precedence over the claims of owners of common stock, but not over the claims of owners of bonds. Some preferred stock dividends are non-cumulative, but some are "cumulative," meaning that they require that all or a portion of prior unpaid dividends be paid to preferred stockholders before any dividends are paid to common stockholders. Certain preferred stock dividends are "participating" and include an entitlement to a dividend exceeding the specified dividend rate in certain cases. Investments in preferred stocks carry many of the same risks as investments in common stocks and debt securities.

       Convertible Securities. Convertible securities entitle the holder to acquire the issuer's common stock by exchange or purchase for a predetermined rate. Convertible securities can be bonds, note, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Underlying Funds may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P") and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the underlying fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

       Real Estate Investment Trusts. The Underlying Funds may invest in equity real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. Equity REITs own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity REITs can also realize capital gains by selling properties that have appreciated in value. An Underlying Fund's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. An Underlying Fund's investments in REITs is also subject to heavy cash flow dependency, defaults by tenants, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the "Code"), and failing to maintain exemption from the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

      Commercial Paper. Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as the underlying fund pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

      Asset-Backed Commercial Paper. Asset-backed commercial paper is commercial paper issued by a bankruptcy remote special purpose entity to fund the acquisition of financial assets (such as trade receivables, commercial loans, auto and equipment loans, leases or collateral debt obligations) that is repaid from the cash flows of those receivables on a specific date.

      Bank   Instruments.   The  Diversified   Bond,  Short  Duration  Bond  and
Multistrategy Bond Funds may invest in bank instruments, which include Eurodollar certificates of deposit ("ECDs"), Eurodollar time deposits ("ETDs") and Yankee Certificates of deposit ("Yankee CDs"). ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are US dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money managers when evaluating credit risk in the selection of investments.

      Indexed Commercial Paper. Indexed commercial paper is US-dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the US dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on US-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the US dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. Currently only the Multistrategy Bond Fund intends to invest in indexed commercial paper, and then only for hedging purposes.

      STRIPS. The Funds may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding US Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

      US Government Obligations. The types of US government obligations the Underlying Funds may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and
(c) US Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association ("GNMA") participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for
Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such US government obligations may involve risk of loss of principal and interest. The Underlying Funds may invest in fixed-rate and floating or variable rate US government obligations. The Underlying Funds may purchase US government obligations on a forward commitment basis.

      Variable And Floating Rate Securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90-day US Treasury Bill rate, and may change as often as daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

       Variable Amount Master Demand Notes. The Money Market Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

      Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

      Zero Coupon Securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

      Mortgage-Related And Other Asset-Backed Securities. The forms of mortgage related and other asset-backed securities the Underlying Funds may invest in include the securities described below:

       Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA") which is a wholly owned US government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

      Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

      Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by an Underlying Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Underlying Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

      Risk  Factors.   Prepayment  of  principal  on  mortgage  or  asset-backed
securities may expose an Underlying Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

      Loan Participations. The Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing the loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If a corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.

      Municipal Obligations. "Municipal obligations" are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

      Municipal Bonds. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications - General Obligation Bonds and Revenue Bonds.

                       General  Obligation  Bonds - are secured by the  issuer's
                  pledge of its faith, credit and taxing power for the payment of principal and interest.

                       Revenue  Bonds  - are  payable  only  from  the  revenues
                  derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

                       Industrial Development Bonds - are a type of revenue bond
                  and do not generally constitute the pledge of credit of the issuer of such bonds but rather the pledge of credit by the core obligor. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

     Municipal Notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:

                       Tax  Anticipation  Notes - are issued to finance  working
                  capital needs of municipalities and are generally issued in anticipation of future tax revenues.

                       Bond Anticipation  Notes - are issued in expectation of a
                  municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.

                       Revenue Anticipation Notes - are issued in expectation of
                  receipt of other types of revenues such as certain federal revenues.

                       Construction   Loan   Notes  -  are   sold   to   provide
                  construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

                       Pre-Refunded  Municipal  Bonds  -  are  bonds  no  longer
                  secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

                       Tax Free  Commercial  Paper - is a promissory  obligation
                  issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.

                       Variable  Rate Demand Notes - are  municipal  obligations
                  backed by an obligation of a commercial bank, such as a letter of credit, to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, becomes effective in a stated time period of 1 to 30 days. The rate on the notes is readjusted periodically at a negotiated market clearing rate.

                        Tax  Free  Participation   Certificates-  are  tax  free
                  floating, or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.

                        A  participation  certificate  gives a Fund an undivided
                  interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

                        The institutions issuing the participation  certificates
                  will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund.
                  The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

                           Demand Notes.  The Tax Exempt Bond,  Money Market and
                  Tax Free Money Market Funds may purchase municipal obligations with the right to a "put" or "stand-by commitment." A "put" on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment is similar to a put except the seller of the commitment is obligated to purchase the municipal obligation on the same day the Fund exercises the commitment and at a price equal to the amortized cost of the municipal obligation plus accrued interest. The seller of the put or stand-by commitment may be the issuer of the municipal obligation, a bank or broker-dealer.

                           The  Funds   will   enter   into  put  and   stand-by
                  commitments with institutions such as banks and broker-dealers that the Funds' money managers continually believe satisfy the Funds' credit quality requirements. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller's ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand-by commitment for financial reasons, the Funds may, in the opinion of Funds' management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, "Certain Investments -- Municipal Notes -- Tax Free Participation Certificates.")

                           The Tax Exempt Bond,  Money Market and Tax Free Money
                  Market Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days' notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

      Economic and Monetary Union (EMU). EMU began on January 1, 1999 when 11 European countries adopted a single currency -- the Euro. On January 1, 2002, 12 countries adopted the Euro as their sole currency. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the fund's portfolio; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the fund.

      Investment In Foreign Securities. The Funds may invest in foreign securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

      Investment In Emerging Markets. Foreign investment may include emerging market debt and emerging market stock. The Funds may invest in the following types of emerging market debt -- bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. Emerging markets consist of countries determined by the money managers of a Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

      Foreign Government Securities. Foreign government securities which the Underlying Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.

      Brady Bonds. The Multistrategy Bond and Short Duration Bond Funds may invest in Brady Bonds, the products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US-dollar) and are actively traded on the over-the-counter market.

      Credit And Liquidity Enhancements. The Money Market Funds may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Adverse changes in the credit quality of these institutions could cause losses to Money Market Funds that invest in these securities and may affect their share price.


                                      TAXES

       Distributions of Net Investment Income. Each Fund of Funds' income consists of dividends it receives from the Underlying Funds, less the estimated expenses of the Fund of Funds. Any distributions by a Fund of Funds from such income will be taxable to you as ordinary income (other than certain qualified dividend income, described below), whether you receive them in cash or additional shares.

      If you are an individual investor, a portion of the dividends received by you from certain Funds of Funds may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund of Funds distribution is treated as qualified dividend income to the extent that an Underlying Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, and distributes that income to the Fund of Fund as a qualified dividend, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-US corporations.

       Distributions of Capital Gain. An Underlying Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities. Any net capital gains may be distributed to a Fund of Funds as capital gain distributions. A Fund of Funds may also derive capital gains and losses in connection with sales of shares of the Underlying Funds. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in a Fund of Funds. Capital gains generally will be distributed by a Fund of Funds once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund of Funds.

       Effect of Foreign Investments on Distributions. Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by an Underlying Fund. Similarly, foreign exchange loss realized on the sale of debt securities by an Underlying Fund generally is treated as ordinary loss. This gain when distributed will be taxable to the Fund of Funds as ordinary income, and any loss will reduce an Underlying Fund's ordinary income otherwise available for distribution to the Fund of Funds. This treatment could increase or decrease an Underlying Fund's ordinary income distributions to a Fund of Funds and, in turn, to you, and may cause some or all of the Underlying Fund's previously distributed income to be classified as a return of capital to the Fund of Funds. A return of capital generally is not taxable to a Fund of Funds, but reduces the Fund of Funds' tax basis in its shares of the Underlying Fund. Any return of capital in excess of the Fund of Funds' tax basis is taxable to the Fund of Funds as a capital gain.

       Certain Underlying Funds may be subject to foreign withholding taxes on income from certain foreign securities. This could reduce such an Underlying Fund's ordinary income distributions to a Fund of Funds and, in turn, to you.

       Information on the Amount and Tax Character of Distributions. Each Fund of Funds will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of its tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund of Funds shares for a full year, a Fund of Funds may designate and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund of Funds. Taxable distributions declared by a Fund of Funds in December to shareholders of record in such month but paid in January are taxable to you as if they were paid in December.

       Election to be Taxed as a Regulated Investment Company. Each Fund of Funds has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund of Funds has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund of Funds generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund of Funds as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund of Funds would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund of Funds' earnings and profits.

       Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund of Funds to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund of Funds intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

       Redemption of Fund of Funds Shares. Redemptions (including redemptions in kind) and exchanges of Fund of Funds shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund of Funds shares, or exchange them for shares of a different FRIC Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

       Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund of Funds on those shares.

       Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund of Funds shares is disallowed to the extent that you buy other shares in the Fund of Funds (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

       US Government Securities. The income earned on certain US government securities is generally exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund of Funds. Dividends paid by a Fund of Funds may not be exempt from state and local taxes in certain states when the Fund of Funds invests in US government securities only indirectly by investing in an Underlying Fund.

       Dividends-Received Deduction for Corporations. If you are a corporate shareholder, a percentage of the dividends paid by certain Funds of Funds for the most recent fiscal year may have qualified for the dividends-received deduction. You may be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends, if certain holding period and other requirements are met. The dividends-received deduction will be available only with respect to dividends designated by a Fund of Funds as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

       Investment in Complex Securities. Certain Underlying Funds may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Underlying Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Underlying Fund (possibly causing the Underlying Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Underlying Fund's ability to recognize a loss, and, in limited cases, subject the Underlying Fund to US federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing and tax character of income distributed by an Underlying Fund to a Fund of Funds and, in turn, to you.

      Non-US Investors. Non-US investors may be subject to US withholding and estate taxes, and are subject to special US tax certification requirements. For Fund taxable years beginning after December 31, 2004 and before January 1, 2008, a portion of Fund of Funds distributions received by a non-US investor may, however, be exempt from US withholding tax to the extent attributable to US source interest income and capital gains. Also, for that same three-year period, US estate taxes may not apply to that portion of Shares held by a non-US investor that is attributable to Underlying Fund assets consisting of certain debt obligations or other property treated as not within the United States for US estate tax purposes. Fund distributions, if any, made during such three year period that are attributable to gains from the sale or exchange of "US real property interests," which the Code defines to include direct holdings of US real property and interests (other than solely as a creditor) in "US real property holding corporations," (including certain non-domestically-controlled REITs), will be taxable to non-US investors and will require such investors to file US income tax returns. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund of Funds.

       Backup Withholding. By law, each Fund of Funds must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a US person (including a US resident alien). A Fund of Funds also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 30% for calendar years 2002 and 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

       At October 31, 2004, certain of the Fund of Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains of each succeeding year until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:


---------------------------------- ---------------------- -------------------------- -------------------------
          Fund of Funds                  10/31/10                 10/31/11                    Totals
---------------------------------- ---------------------- -------------------------- -------------------------
---------------------------------- ---------------------- -------------------------- -------------------------
Equity Aggressive Strategy               $ 539,797                $ 333,051                 $ 872,848
---------------------------------- ---------------------- -------------------------- -------------------------
---------------------------------- ---------------------- -------------------------- -------------------------
Aggressive Strategy                           ----                2,494,492                 2,494,492
---------------------------------- ---------------------- -------------------------- -------------------------
---------------------------------- ---------------------- -------------------------- -------------------------
Tax-Managed Global Equity                2,177,121                3,565,354                 5,742,475
---------------------------------- ---------------------- -------------------------- -------------------------

                          MONEY MANAGER INFORMATION FOR
                              THE UNDERLYING FUNDS

                             DIVERSIFIED EQUITY FUND

         Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, is a limited partnership the majority ownership interests in which are held by its affiliates. Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., a publicly traded financial services organization, is the general partner of both Alliance Capital Management L.P. and Alliance Capital Management Holding L.P. On a combined basis as of June 30, 2002, AXA Financial, Inc. has a 53% economic interest in Alliance Capital's business. The remaining economic interest is held by unaffiliated unit holders (32%) and employees (15%).

     Ark Asset Management Co., Inc. is a wholly-owned subsidiary of Ark Asset Holdings, Inc., which is primarily controlled by C. Charles Hetzel.

     Institutional   Capital   Corporation   is   controlled   by  its  majority
shareholder, Robert H. Lyon.

     Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

     Marsico Capital Management, LLC is a wholly-owned indirect subsidiary of Bank of America Corporation, a publicly traded corporation.

     MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.


     Montag & Caldwell, Inc. is an indirect wholly-owned subsidiary of ABN AMRO Holdings N.V., a publicly traded company. Other entities in the corporate chain of control of which Montag & Caldwell, Inc. is a direct or indirect wholly-owned subsidiary include ABN AMRO Bank N.V., ABN AMRO Asset Management Holding NV and ABN AMRO Asset Management Holdings, Inc.


     Schneider Capital Management Corporation is controlled by its majority shareholder, Arnold C. Schneider, III.

     Suffolk Capital Management, LLC, is a wholly-owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly-owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly-owned by the policyholders of The Ohio National Life Insurance Company.

     Turner Investment Partners, Inc. is a corporation controlled by Robert E. Turner.

                            QUANTITATIVE EQUITY FUND

     Aronson+Johnson+Ortiz,  LP is a limited partnership  controlled by Theodore
R. Aronson.

     Franklin Portfolio Associates LLC is a Massachusetts limited liability company owned by Mellon Financial Corporation.

     Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.

     Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.


                           TAX-MANAGED LARGE CAP FUND

     John A. Levin & Co., Inc. is a wholly-owned subsidiary of BKF Capital Group, Inc., a publicly traded corporation.

     J.P. Morgan Investment Management Inc. is a wholly owned subsidiary of J.P. Morgan Chase & Co., a publicly held bank holding company.

     Kayne Anderson Rudnick Investment Management, LLC is controlled by Phoenix Investment Partners, Ltd, a subsidiary of The Phoenix Companies, Inc., a publicly traded company.

     Sands Capital Management, Inc. is controlled 70% by Frank M. Sands, Sr. and Marjorie Sands and 30% by Frank M. Sands, Jr.


     Turner Investment Partners Inc., is a corporation controlled by Robert E. Turner.


                               SPECIAL GROWTH FUND

     CapitalWorks Investment Partners, LLC is a liability company controlled by its members who include John D. Wylie, Jack C. Marshall, Mark J. Correnti and Donovan T. Garcia.

     David J. Greene and Company, LLC, is a limited liability company controlled by Michael C. Greene and Alan I. Greene.

     Delphi Management, Inc. is 100% owned by Scott Black.

     Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.

     Gould Investment Partners LLC is a limited liability company controlled by Richard H. Gould.

     Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

     Nicholas-Applegate Capital Management LLC is owned 100% by Allianz of America, a wholly-owned subsidiary of Allianz AG, a publicly traded company.



     TimesSquare Capital Management, LLC ("TimesSquare") is 60% owned by Affiliated Managers Group, Inc., a publicly traded corporation. Employees of TimesSquare own the remaining 40%, with no individual employee beneficially owning 25% or greater.


     Tyee Capital Management, Inc. is an employee-owned corporation controlled by its majority shareholders Richard J. Johnson and Jeff B. Curtis.


                        TAX-MANAGED MID & SMALL CAP FUND

     Chartwell Investment Partners is controlled primarily by its employees with no one individual controlling more than 10%.

     Netols Asset Management, Inc. is controlled by its majority shareholder, Jeffrey Netols.

     Parametric Portfolio Associates LLC is 80% controlled by Eaton Vance Acquisition Business Trust which is an indirect, wholly-owned subsidiary of Eaton Vance Inc., a publicly traded company.

     Turner Investment Partners, Inc. See: Diversified Equity Fund.

     Westcap Investors, LLC is primarily controlled by Geoff Edelstein, Brad Slocum and Greg Weirick.

                           REAL ESTATE SECURITIES FUND

     AEW Management and Advisors, L.P. is a limited partnership that is a wholly-owned subsidiary of AEW Capital Management, L.P., which in turn is a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P. ("CDCAM NA"). CDCAM NA is a wholly-owned subsidiary of CDC IXIS Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by Eulia and indirectly owned, through Eulia by Caisse Nationale des Caisses D'Epargne and CNP Assurances, in a joint venture with Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.

     Heitman Real Estate Securities, LLC is 50% owned by its employees, with no one individual employee beneficially owning 25% or greater, and 50% owned by Old Mutual plc, a publicly traded company.

     INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division ("INVESCO") is an indirect, wholly-owned subsidiary of AMVESCAP, PLC, a publicly traded corporation. Other entities in the corporate chain of control of which INVESCO is a direct or indirect wholly-owned subsidiary include AVZ, Inc., AMVESCAP Group Services, Inc. and INVESCO North American Holdings, Inc.

     RREEF America L.L.C. is an indirect wholly-owned subsidiary of Deutsche Bank, A.G., a publicly traded company. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation.

                          INTERNATIONAL SECURITIES FUND

     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund.

     AQR Capital Management, LLC is majority owned and controlled by its principals Clifford S. Asness, Ph.D., John M. Liew, Ph.D., David Kabiller, CFA, Robert Krail, Brian K. Hurst, Jacques A. Friedman and Oktay Kurbanov.

     Axiom International Investors LLC ("Axiom") is 100% employee owned. Axiom's controlling shareholder is Andrew Jacobson.

     The Boston Company Asset Management, LLC is a wholly owned, indirect subsidiary of Mellon Financial Corporation, a publicly held corporation.



     Fidelity Management & Research Company is a wholly-owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

     Marvin & Palmer Associates,  Inc. is controlled and majority owned by David
F. Marvin and Stanley Palmer.


     MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.


     Mondrian Investment Partners Limited is controlled by senior members of management.




     Wellington Management Company, LLP is a limited liability partnership with no one individual controlling more than 25%.


                              EMERGING MARKETS FUND

     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund.

     Arrowstreet Capital, Limited Partnership is controlled primarily by its employees with no one individual controlling more than 25%.

     Genesis Asset Managers, LLP is 99.9% owned by Genesis Fund Managers, LLP. Genesis Fund Managers, LLP is 60% owned, through subsidiary holding companies, by Affiliated Managers Group, Inc., a publicly traded corporation. A group of Genesis' managers owns the remaining 40% of Genesis Fund Managers, LLP with no individual manager beneficially owning greater than 10%.

     T. Rowe Price International, Inc. ("T. Rowe Price") is an indirect subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company. Other entities in the corporate chain of control of which T. Rowe Price is a wholly-owned subsidiary include T. Rowe Price Finance, Inc. and
T. Rowe Price Associates.

     Wells Capital Management Inc. is a wholly-owned subsidiary of Wells Fargo Bank N.A., a publicly traded company.

                              DIVERSIFIED BOND FUND

     Bear Stearns Asset Management Inc. is a publicly traded company.


     Lehman Brothers Asset Management LLC is a wholly-owned subsidiary of Lehman Brothers Holdings Inc., a publicly traded company.


     Pacific Investment Management Company LLC ("PIMCO") is approximately 70% owned by Allianz Dresdner Asset Management L.P. (ADAM) and approximately 30% owned by Pacific Life Insurance Company, a publicly traded company. ADAM is majority owned by Allianz AG, a publicly traded company.

     Western Asset Management Company is a wholly-owned subsidiary of Legg Mason, Inc., a publicly traded corporation.

                             MULTISTRATEGY BOND FUND

     Bear Stearns Asset Management Inc. See: Diversified Bond Fund.

     Delaware Management Company, a series of Delaware Management Business Trust, is an indirect wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company. Other entities in the corporate chain of control of which Delaware Management Company is a direct or indirect wholly-owned subsidiary include: Delaware Management Company, Inc., Delaware Investments U.S., Inc., DMH Corp. Delaware Management Holdings, Inc., Lincoln National Investment Companies, Inc. and Lincoln National Investments, Inc.

     Morgan Stanley Investment Management Inc. is a wholly-owned, direct subsidiary of Morgan Stanley, a publicly traded company.

     Pacific Investment Management Company LLC. See: Diversified Bond Fund.

                            SHORT DURATION BOND FUND

     Merganser Capital Management L.P. ("Merganser") is controlled by Merganser Capital Management Corporation, its majority shareholder. Merganser Capital Management Corporation is wholly-owned and controlled by Ed Bedrosian and his family.

     Pacific Investment Management Company LLC. See: Diversified Bond Fund.

     STW Fixed Income Management Ltd., a Bermuda company, is wholly owned by William H. Williams.

                           RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

MOODY'S INVESTORS SERVICE, INC. (MOODY'S):

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP ("S&P"):

AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB- -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB -- Bonds rated BB have less near-term vulnerability to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- Bonds rated B have a greater vulnerability to nonpayment than obligations rated `BB' but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC -- A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The (r) symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

MOODY'S:

Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

Symbols used are as follows:

MIG-1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG-2/VMIG 2 -- This designation denotes best quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3/VMIG 3 -- This designation denotes favorable quality. All security elements are accounted or but there is a lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG -- This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

S&P:

A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

-- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

-- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 -- Speculative capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS.

Moody's:

Prime - 1 -- Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
Leading market positions in well-established industries. High rates of return on funds employed.
Conservative capitalization structure with moderate reliance on debt and ample asset protection. Broad margins in earnings coverage of fixed financial charges and high internal cash generation. Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime - 2 -- Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, wile sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime - 3 -- Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

WR - Withdrawn


S&P:

A-1 - An obligor rated "A-1" has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

A-2 - An obligor rated "A-2" has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3 - An obligor rated "A-3" has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B - An obligor rated "B" is regarded as VULNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C - An obligor rated "C" is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments on the obligation.

D - An obligor rated "D" is in payment default. The "D" rating is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

N.R.  -  An issuer designated N.R. is not rated.

Fitch Investors Service, Inc.:

F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non-investment grade.

B - Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D - Default. Denotes actual or imminent payment default.

Notes to Short-Term Ratings:

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffices are not added to Shot-term ratings other than "F-1."


                              FINANCIAL STATEMENTS

      The 2004 annual financial statements of the Funds of Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Funds of Funds' Annual Reports to Shareholders. Copies of these Annual Reports accompany this Statement and are incorporated herein by reference. The 2004 annual financial statements of the Underlying Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Underlying Funds' Annual Reports to Shareholders. Copies of these Annual Reports are incorporated herein by reference and are available free of charge by calling Russell Investment Services at 1-800-787-7354.

                                    GLOSSARY

      Bank instruments -- Include certificates of deposit, bankers' acceptances and time deposits, and may include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee certificates of deposit ("Yankee CDs"). ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated is US dollars and held in the United States.

      Brady Bonds -- Product of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans.

      Board -- The Board of Trustees of FRIC.

      Cash Reserves -- The Underlying Funds are authorized to invest their cash reserves (i.e., money awaiting investment in the specific types of securities to be acquired by an Underlying Fund or cash held to meet redemption requests or to pay expenses) in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term instruments, the Underlying Funds may use a hedging strategy for their cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity or fixed income securities and/or derivatives. This is intended to cause the Underlying Funds to perform as though their cash reserves were actually invested in those markets.

      Code -- Internal Revenue Code of 1986, as amended.

      Convertible security -- This is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

      Covered call option -- A call option is "covered" if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

      Custodian -- State Street Bank and Trust Company, FRIC's custodian and portfolio accountant.

      Depositary   receipts  --  These  include  American   Depositary  Receipts
("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and other similar securities convertible into securities of foreign issuers.

      Derivatives -- These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.

      Distributor -- Russell Fund Distributors, Inc., the organization that sells the Shares of the Funds under a contract with FRIC.

      Equity derivative  securities -- These include,  among other  instruments,
options  on  equity  securities,   warrants  and  futures  contracts  on  equity
securities.

      Financial Intermediary -- A bank trust department, registered investment adviser, broker-dealer or other financial services organization that has been selected by FRIMCo or by FRIC's Distributor.

      FNMA -- Federal National Mortgage Association.

      Forward commitments -- Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as the transactions are consistent with the Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

      Forward currency contracts -- This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

      FRC -- Frank Russell Company, consultant to FRIC and to the Funds

      FRIC  --  Frank  Russell  Investment   Company,   an  open-end  management
investment company which is registered with the SEC.

      FRIMCo -- Frank Russell Investment Management Company, FRIC's investment advisor, administrator and transfer and dividend paying agent.

      Funds -- The 31 investment series of FRIC. Each Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.

      Futures and options on futures -- An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

      GNMA -- Government National Mortgage Association

      Illiquid securities -- The Underlying Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. No Underlying Fund will invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board-approved guidelines.

      Investment grade -- Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board-approved guidelines.

      Lending portfolio securities -- Each Underlying Fund may lend portfolio securities with a value of up to 33 1/3% of each Fund's total assets. These loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to at least 102% (for loans of US securities) or 105% (for non-US securities) of the current market value of the loaned securities. The collateral is daily "marked-to-market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

      Money Market Funds -- Money Market, US Government Money Market and Tax-Free Money Market Funds, each a Fund of FRIC. Each Money Market Fund seeks to maintain a stable net asset value of $1 per share.

      Moody's -- Moody's Investors Service, Inc., an NRSRO

      Municipal obligations -- Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.

      Net asset value (NAV) -- The value of a Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its Shares that are outstanding.

      NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's

      NYSE -- New York Stock Exchange

      Options on securities, securities indexes and currencies -- A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency) A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry-wide stock price fluctuations. Call and/or put options also may be employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy.

      PFIC -- A passive foreign investment company. Emerging Markets Fund may purchase interests in an issuer that is considered a PFIC under the Code.

      Prime rate -- The interest rate charged by leading US banks on loans to their most creditworthy customers

      Repurchase agreements -- An Underlying Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, a Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

      Reverse repurchase agreements -- A Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.

      Russell 1000(R) Index - The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities, and American Depositary Receipts. The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. The Russell 1000(R) Index is used as the basis for Quantitative Equity Fund's performance because FRIMCo believes it represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

      S&P -- Standard & Poor's Ratings Group, an NRSRO

      S&P 500 -- Standard & Poor's 500 Composite Price Index

      Shares -- The Class Shares in the Funds described in the Prospectuses. Each Class Share of a Fund represents a share of beneficial interest in the Fund.

      Statement -- FRIC's Statement of Additional Information.

      Transfer Agent -- FRIMCo, in its capacity as FRIC's transfer and dividend paying agent

      Underlying Funds -- The FRIC Funds in which the Funds of Funds invest in.

      US -- United States

      US government obligations -- These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.

      Variable rate obligation -- Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.

      Warrants -- Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

      1940 Act -- The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of FRIC and the Funds.

      1933 Act -- The Securities Act of 1933, as amended.

                                                 FRANK RUSSELL INVESTMENT
                                                 COMPANY
                                                 File No. 2-71299 and 811-3153
                                                 1933 Act Post-Effective
                                                 Amendment. No. 80
                                                 1940 Act Amendment No. 82

                                     PART C
                                OTHER INFORMATION


Item 22.  Exhibits

(a) 1.1 Amended and Restated Master Trust Agreement dated August 19, 2002 (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

     1.2  Amendment No. 1 to Amended and Restated  Master Trust  Agreement dated
          October  8,  2002  (incorporated  by  reference  from   Post-Effective
          Amendment No. 61 dated December 16, 2002)

     1.3 Amendment No. 2 to Amended and Restated Master Trust Agreement dated November 25, 2002 (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

     1.4 Amendment No. 3 to Amended and Restated Master Trust Agreement dated May 20, 2003 (incorporated by reference from Post-Effective Amendment No. 69 dated March 1, 2004)

     1.5 Amendment No. 4 to Amended and Restated Master Trust Agreement dated May 25, 2004 (incorporated by reference from Post-Effective Amendment No. 73 dated December 3, 2004)

     1.6  Amendment No. 5 to Amended and Restated  Master Trust  Agreement dated
          August  24,  2004  (incorporated  by  reference  from   Post-Effective
          Amendment No. 73 dated December 3, 2004)

     1.7 Amendment No. 6 to Amended and Restated Master Trust Agreement dated February 23, 2005 (incorporated by reference from Post-Effective Amendment No. 78 dated April 19, 2005)

     1.8 Amendment No. 7 to Amended and Restated Master Trust Agreement dated May 17, 2005 (filed herewith)

(b) 1.1 Amended By-Laws of Frank Russell Investment Company dated May 17, 2005 (filed herewith)

(c) 1.1 Form of Shares of Beneficial Interest for the Equity I, Equity II, Equity III, Fixed Income I, Fixed Income II, International and Money Market Funds (incorporated by reference to Item 24(b)(4)(a) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

     1.2 Form of Shares of Beneficial Interest for the Diversified Equity, Special Growth, Equity Income, Diversified Bond, Volatility Constrained Bond, International Securities, Limited Volatility Tax Free and U.S. Government Money Market Funds (incorporated by reference to Item 24(b)(4)(b) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

     1.3 Form of Shares of Beneficial Interest for the Quantitative Equity, Equity Q and Tax Free Money Market Funds (incorporated by reference to
          Item 24(b)(4)(c) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

     1.4 Form of Shares of Beneficial Interest for the Real Estate Securities Fund (incorporated by reference to Item 24(b)(4)(d) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

(d) 1.1 Advisory Agreement with Frank Russell Investment Management Company dated January 1, 1999 (incorporated by reference to Item 23(4)(a)(1) filed under Post-Effective Amendment No. 42 dated February 28, 1999)

     1.2 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Advisory Agreement (incorporated by reference to Item 23(4)(a)(2) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     1.3 Form of Letter Agreement adding Select Growth Fund and Select Value Fund to the Advisory Agreement (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

     1.4 Form of Letter Agreement adding the Russell Multi-Manager Principal Protected Fund to the Advisory Agreement (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

     1.5 Form of Letter Agreement adding the 2010 Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund and 2040 Strategy Fund to the Advisory Agreement (incorporated by reference from Post-Effective Amendment No. 73 dated December 3, 2004)

     1.6 Amendment to Advisory Agreement dated January 1, 2005 (incorporated by reference from Post-Effective Amendment No. 77 dated February 28,
          2005)

     2.1 Service Agreement with Frank Russell Company and Frank Russell Investment Management Company dated May 1, 1987 (incorporated by reference to Item 24(b)(5)(b)(1) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.2 Letter Agreement with Frank Russell Company and Frank Russell Investment Management Company dated May 1, 1989 adding Real Estate Securities Fund to the Service Agreement (incorporated by reference to Item 24(b)(5)(b)(2) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.3 Amendment No. 1 to Service Agreement dated July 1, 1992 with Frank Russell Company and Frank Russell Investment Management Company changing services and fees (incorporated by reference to Item 24(b)(5)(b)(3) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.4 Letter Agreement dated August 24, 1992 adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Service Agreement (incorporated by reference to Item 24(b)(5)(b)(4) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.5 Amendment No. 2 to the Service Agreement dated August 1995 with Frank Russell Company and Frank Russell Investment Management Company (incorporated by reference to Item 24(b)(5)(b)(5) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     2.6 Letter Agreement dated March 14, 1996 with State Street Bank and Trust Company for development of a Tax Accounting System (incorporated by reference to Item 24(b)(5)(b)(7) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     3.1  Yield Calculation  Services  Agreement dated August 2, 1988 with State
          Street  Bank  and  Trust  Company   (incorporated  by  reference  from
          Post-Effective Amendment No. 46 dated April 27, 2000)

     3.2 Letter Agreement to the Yield Calculation Services Agreement dated May 1, 1989 adding the Real Estate Securities Fund (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     3.3 Letter Agreement to the Yield Calculation Services Agreement dated August 24, 1992 adding the Fixed Income III and Multistrategy Bond Funds (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     3.4 Letter Agreement to the Yield Calculation Services Agreement dated April 12, 1996 adding the Equity T Fund (later renamed the Tax-Managed Large Cap Fund) (incorporated by reference to Item 24(b)(5)(b)(6) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     3.5 Letter Agreement to the Yield Calculation Services Agreement dated January 28, 1997 adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds (incorporated by reference to Item 24(b)(5)(b)(8) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

     3.6 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Class C Shares as Class E Shares and the existing shares of Institutional Funds to Class I Shares (incorporated by reference to Item 23(4)(b)(9) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

     3.7 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Premier Adviser Class Shares as Premier Class Shares and Premier Institutional Class Shares as Class E Shares (incorporated by reference to Item 23(4)(b)(10) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

     3.8 Form of Letter Agreement to the Yield Calculation Services Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds (incorporated by reference to Item 23(4)(b)(11) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     3.9 Form of Letter Agreement to the Yield Calculation Services Agreement adding Class E Shares to the Tax-Managed Large Cap and Tax-Managed Small Cap Funds (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

     3.10 Form of Letter Agreement to the Yield Calculation Services Agreement adding the Select Growth Fund and the Select Value Fund, each consisting of Class C Shares, Class E Shares, Class I Shares and Class S Shares, and adding Class E Shares to the Tax-Managed Global Equity Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

     3.11 Form of Letter Agreement to the Yield Calculation Services Agreement adding Class I and Class Y Shares to the Real Estate Securities and Short Term Bond Funds (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)

     3.12 Form of Letter Agreement to the Yield Calculation Services Agreement adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

     3.13 Form of Letter Agreement to the Yield Calculation Services Agreement adding Class A to the Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Money Market Funds (incorporated by reference from Post-Effective Amendment No. 66 dated February 28, 2003)

     4.1 Form of Portfolio Management Contract with Money Managers and Frank Russell Investment Management Company (incorporated by reference from Post-Effective Amendment No. 69 dated March 1, 2004)

     5.1 Amended and Restated Administrative Agreement with Frank Russell Investment Management Company dated May 25, 2004 (incorporated by reference from Post-Effective Amendment No. 77 dated February 28,
          2005)

     5.2 Letter Agreement to the Administrative Agreement adding the 2010 Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund and 2040 Strategy Fund (incorporated by reference from Post-Effective Amendment No. 77 dated February 28, 2005)

(e) 1.1 Distribution Agreement with Russell Fund Distributors, Inc. dated January 1, 1999 due to change in control (incorporated by reference to Item 23(5)(a)(16) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

     1.2 Letter Agreement to the Distribution Agreement with Russell Fund Distributors, Inc. adding Class C Shares of Short Term Bond Fund and Class C and E Shares of Tax Exempt Bond Fund (incorporated by reference to Post-Effective Amendment No. 42 dated February 18, 1999)

     1.3 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Distribution Agreement. (incorporated by reference to Item 23(5)(a)(8) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     1.4 Form of Letter Agreement to the Distribution Agreement adding Class E Shares to the Tax-Managed Large Cap and Tax-Managed Small Cap Funds (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

     1.5 Form of Letter Agreement to the Distribution Agreement adding the Select Growth Fund and the Select Value Fund, each consisting of Class C Shares, Class E Shares, Class I Shares and Class S Shares, and adding Class E Shares to the Tax-Managed Global Equity Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

     1.6 Form of Letter Agreement to the Distribution Agreement adding Class I and Class Y Shares to the Real Estate Securities and Short Term Bond Funds (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)

     1.7 Form of Letter Agreement to the Distribution Agreement adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16,
          2002)

     1.8 Form of Letter Agreement to the Distribution Agreement adding the 2010 Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund and 2040 Strategy Fund (incorporated by reference from Post-Effective Amendment No. 73 dated December 3, 2004)

     1.9 Form of Letter Agreement to the Distribution Agreement adding A and C Shares to the 2010 Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund and 2040 Strategy Fund (incorporated by reference from Post-Effective Amendment No. 78 dated April 19, 2005)

(f)  1.1  Bonus or Profit Sharing Plans (none)

(g) 1.1 Custodian Contract with State Street Bank and Trust Company dated October 31, 1988 (incorporated by reference to Item 24(b)(8)(a) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.2 Letter Agreement dated May 1, 1989 adding Real Estate Securities Fund to the Custodian Contract (incorporated by reference to Item 24(b)(8)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.3 Letter Agreement dated August 24, 1992 adding Fixed Income III and Multistrategy Bond Funds to the Custodian Contract (incorporated by reference to Item 24(b)(8)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.4 Letter Agreement dated October 27, 1992 adding Emerging Markets Fund to the Custodian Contract (incorporated by reference to Item 24(b)(8)(d) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.5 Amendment No. 1 to Custodian Contract dated January 31, 1994 with State Street Bank and Trust Company amending Section 3.5 of the Agreement (incorporated by reference to Item 24(b)(8)(e) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.6 Form of Amendment to Custodian Contract with State Street Bank and Trust Company amending Sections 2.2 and 2.7 of the Agreement
          (incorporated by reference to Item 24(b)(8)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.7 Amendment dated October 31, 1998 to the Custodian Contract with State Street Bank amending Section 2.7 of the Agreement (incorporated by reference to Item 24(b)(8)(g) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.8 Amendment to the Fee Schedule of the Custodian Contract with State Street Bank and Trust Company (incorporated by reference to Item 24(b)(8)(h) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.9 Amendment to the Custodian Contract dated August 11, 1995 with State Street Bank and Trust Company for addition of Omnibus accounts (incorporated by reference to Item 24(b)(8)(i) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.10 Amendment to the Custodian Contract dated April 18, 1994 with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for all Funds except the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(j) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.11 Amendment to the Custodian Contract dated August 7, 1995 with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(k) filed under Post-Effective Amendment No. 32 dated May 1,
          1996)

     1.12 Amendment to the Custodian Contract dated April 12, 1996 with State Street Bank and Trust Company adding Equity T Fund (later renamed Tax-Managed Large Cap Fund) (incorporated by reference to Item 24(b)(8)(l) filed under Post-Effective Amendment No. 32 dated May 1,
          1996)

     1.13 Amendment to the Custodian Contract dated January 28, 1997 with State Street Bank and Trust Company adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds (incorporated by reference to Item 24(b)(8)(m) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

     1.14 Form of Amendment to the Custodian Contract with State Street Bank and Trust Company adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds (incorporated by reference to Item 23(7)(n) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     1.15 Form of Amendment to the Custodian Contract with State Street Bank and Trust Company adding the Select Growth Fund and the Select Value Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

     1.16 Amendment to Custodian Contract between FRIC and State Street Bank and Trust Company ("Custodian") dated July 2, 2001 (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001)

     1.17 Form of Amendment to Custodian Contract between FRIC and the custodian adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

     1.18 Form of Amendment to Custodian Contract between FRIC and the custodian adding the 2010 Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund and 2040 Strategy Fund (incorporated by reference from Post-Effective Amendment No. 73 dated December 3, 2004)

     1.19 Custodian   Contract  Fee  Schedule  dated  as  of  February  1,  2004
          (incorporated by reference from Post-Effective Amendment No. 77 dated February 28, 2005)

(h) 1.1 Transfer and Dividend Disbursing Agency Agreement dated April 1, 1988 with Frank Russell Investment Management Company (incorporated by reference to Item 24(b)(9)(a)(1) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.2 Letter Agreement and Amended Schedule A dated May 1, 1989 adding Real Estate Securities Fund to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(2) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.3 Letter Agreement and Amended Schedule A dated August 24, 1992 adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(3) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.4 Letter Agreement and Amended Schedule A dated August 11, 1995 adding omnibus accounts to the Transfer Agency and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(4) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.5 Letter Agreement dated April 10, 1996 adding Equity T Fund (later renamed Tax-Managed Large Cap Fund) to the Transfer and Dividend
          Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(5) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.6 Letter Agreement and Amended Schedule A dated November 5, 1996 adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(6) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

     1.7 Form of Letter Agreement and Amended Schedule to Transfer and Dividend Disbursing Agreement redesignating Class C Shares as Class E Shares and the existing shares of the Institutional Funds as Class I Shares (incorporated by reference to Item 23(8)(a)(7) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

     1.8 Letter Agreement to Transfer and Dividend Disbursing Agreement dated December 1, 1998 redesignating Premier Adviser Class Shares as Premier Class Shares and Premier Institutional Class Shares as Class E Shares (incorporated by reference to Item 23(5)(a)(7) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

     1.9 Form of Letter Agreement to Transfer and Dividend Disbursing Agency Agreement for reimbursement for lost shareholder search expenses (incorporated by reference to Item 23(8)(a)(9) filed under Post-Effective Amendment No. 43 dated April 16, 1999)

     1.10 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 23(8)(a)(10) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     1.11 Form of Letter Agreement and Amended Schedule A revising fee schedule with respect to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.12 Form of Letter Agreement and Amended Schedule A revising fee schedule with respect to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

     1.13 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

     1.14 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)

     1.15 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

     1.16 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement adding Class A (incorporated by reference from Post-Effective Amendment No. 61 dated December 16,
          2002)

     1.17 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement adding the 2010 Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund and 2040 Strategy Fund (incorporated by reference from Post-Effective Amendment No. 73 dated December 3, 2004)

     1.18 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement adding A and C Shares the 2010 Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund and 2040 Strategy Fund (incorporated by reference from Post-Effective Amendment No. 78 dated April 19, 2005)

     2.1 General forms of Frank Russell Investment Management Company's Asset Management Services Agreements with Bank Trust Departments and with other clients (incorporated by reference to Item 24(b)(9)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.2 General forms of Frank Russell Investment Management Company's Asset Management Services Agreement with its clients (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.3 General form of Frank Russell Investment Management Company's Asset Management Services Agreement with Private Investment Consulting clients of Frank Russell Company (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.4 General Form of Frank Russell Investment Management Company Asset Management Services Agreement with non-compete clause customers (incorporated by reference to Item 24(b)(9)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     3.1 Letter Agreements regarding fee waivers & reimbursements (incorporated by reference from Post-Effective Amendment No. 77 dated February 28,
          2005)

     3.2 Form of Expense Limitation Agreement regarding fee waivers for the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 64 dated January 15, 2003)

     3.3  Letter  Agreements  regarding  fee waivers &  reimbursements  for 2010
          Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund and 2040 Strategy Fund (filed herewith)

     4.1 Credit Agreement dated as of December 30, 1999 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company and Other Banks (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     4.2 First Amendment to Credit Agreement dated as of December 28, 2000 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company and Other Banks (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001)

     4.3 Second Amendment to Credit Agreement dated as of December 27, 2001 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)

     4.4 Form of Third Amendment to Credit Agreement dated as of December 26, 2002 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 64 dated January 15, 2003)

     4.5 Form of Fourth Amendment to Credit Agreement dated as of December 24, 2003 (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)

     4.6 Fifth Amendment to Credit Agreement dated as of December 22, 2004 (incorporated by reference from Post-Effective Amendment No. 77 dated February 28, 2005)

     4.7 Form of Sixth Amendment to Credit Agreement dated as of March 1, 2005 (incorporated by reference from Post-Effective Amendment No. 77 dated February 28, 2005)

     5.1  Shareholder    Services   Plan   (incorporated   by   reference   from
          Post-Effective Amendment No. 78 dated April 19, 2005)

     5.2 Form of Russell Multi-Manager Principal Protected Fund Shareholder Services Plan (incorporated by reference to Post-Effective Amendment No. 61 dated December 16, 2002)

     6.1 Form of Special Servicing Agreement with Fund of Funds, Underlying Funds and Frank Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 52 dated March 1, 2001)

     6.2 Letter Agreement relating to Special Servicing Agreement with the Fund of Funds, Underlying Funds and Frank Russell Investment Management Company (incorporated by reference from Post-Effective Amendment No. 77 dated February 28, 2005)

     6.3 Letter Agreement relating to Special Servicing Agreement with the 2010 Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund, 2040 Strategy Fund, Underlying Funds and Frank Russell Investment Management Company (filed herewith)

     7.1 Amended and Restated Joint Insurance Agreement dated August 9, 1999 (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001)

(i) 1.1  Opinion and Consent of Counsel (filed herewith)

(j) 1.1  Other Opinions (not applicable)

(k) 1.1  Financial Statements omitted from Item 22 (none)

(l) 1.1 Agreement dated October 5, 1981 related to Initial Capital provided by Frank Russell Company (incorporated by reference to Item 24(b)(13) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

(m) 1.1  Rule  12b-1   Distribution   Plan   (incorporated  by  reference  from
          Post-Effective Amendment No. 78 dated April 19, 2005)

     1.2  Form of Rule 12b-1  Distribution  Plan for the  Russell  Multi-Manager
          Principal    Protected   Fund    (incorporated   by   reference   from
          Post-Effective Amendment No. 61 dated December 16, 2002)

(n) 1.1 Multiple Class Plan Pursuant to Rule 18f-3, updated February 25, 2005 (incorporated by reference from Post-Effective Amendment No. 78 dated April 19, 2005)

(p) Codes of Ethics of the following information advisors and sub-advisors:

     1.1 AEW Capital Management, L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.2 AQR Capital Management, LLC (incorporated by reference from Post-Effective Amendment No. 62 dated December 16, 2002)
     1.3 Alliance Capital Management L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.4 Ark Asset Management Co., Inc. (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)
     1.5 Aronson+Johnson+Ortiz, LP (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)
     1.6 Arrowstreet Capital, Limited Partnership (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)
     1.7 Axiom International Investors LLC (incorporated by reference from Post-Effective Amendment No. 66 dated February 28, 2003)
     1.8 Barclays Global Fund Advisors N.A. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.9 Bear Stearns Asset Management Inc. (incorporated by reference from Post-Effective Amendment No. 77 dated February 28, 2005)
     1.10 BlackRock Financial Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.11 The Boston Company Asset Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.12 Brandywine Asset Management, Inc. (incorporated by reference from Post-Effective Amendment No. 62 dated December 16, 2002)
     1.13 Capital International, Inc. (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)
     1.14 CapitalWorks International Partners (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.15 Chartwell Investment Partners (incorporated by reference from Post-Effective Amendment No. 77 dated February 28, 2005)
     1.16 Cohen & Steers (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.17 David J. Greene & Company, LLC (incorporated by reference from Post-Effective Amendment No. 48 dated October 19, 2000)
     1.18 Delaware International Advisors Limited (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.19 Delaware Management Company (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)
     1.20 Delphi Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.21 DePrince, Race & Zollo, Inc. (incorporated by reference from Post-Effective Amendment No. 62 dated December 16, 2002)
     1.22 Driehaus Capital Management, Inc. (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)
     1.23 Equinox Capital Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.24 Fidelity International Limited (incorporated by reference to Post-Effective Amendment No. 52 dated March 1, 2001)
     1.25 Fidelity Management and Research Company (Amended) (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)
     1.26 Foreign & Colonial Emerging Markets Limited (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.27 Frank Russell Group of Companies (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)
     1.28 Franklin Portfolio Associates LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.29 Fuller & Thaler Asset Management, Inc. (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)
     1.30 Geewax, Terker & Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.31 Genesis Asset Managers, Ltd. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.32 GlobeFlex Capital, L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.33 Goldman Sachs Asset Management (incorporated by reference from Post-Effective Amendment No. 62 dated December 16, 2002)
     1.34 Gould Investment Partners LLC (incorporated by reference from Post-Effective Amendment No. 73 dated December 3, 2004)
     1.35 Heitman Real Estate Securities LLC (incorporated by reference from Post-Effective Amendment No. 77 dated February 28, 2005)
     1.36 Institutional Capital Corporation (incorporated by reference from Post-Effective Amendment No. 73 dated December 3, 2004)
     1.37 Iridian Asset Management LLC (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)
     1.38 INVESCO Realty Advisors, a division of INVESCO Institutional (N.A.), Inc. (incorporated by reference from Post-Effective Amendment No. 66 dated February 28, 2003)
     1.39 Jacobs Levy Equity Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.40 J.P. Morgan Investment Management, Inc. (incorporated by reference from Post-Effective Amendment No. 55 dated December 21, 2001)
     1.41 Kayne Anderson Rudnick Investment Management, LLC (incorporated by reference from Post-Effective Amendment No. 77 dated February 28,
          2005)
     1.42 Lazard Asset Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.43 John A. Levin & Co., Inc. (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)
     1.44 Lincoln Capital Fixed Income Management Company (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)
     1.45 Lord, Abbett &Co. (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)
     1.46 Marsico Capital Management, LLC (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)
     1.47 Marvin & Palmer Associates, Inc. (Amended) (incorporated by reference from Post-Effective Amendment No. 77 dated February 28, 2005)
     1.48 Mastholm Asset Management, LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.49 Merganser Capital Management LP (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)
     1.50 MFS Institutional Advisors, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.51 Miller, Anderson & Sherrerd, LLP (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.52 Montag & Caldwell, Inc. (incorporated by reference from Post-Effective Amendment No. 62 dated December 16, 2002)
     1.53 Montgomery Asset Management LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.54 Morgan Stanley Investments, LP (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)
     1.55 Netols Asset Management, Inc. (incorporated by reference from Post-Effective Amendment No. 73 dated December 3, 2004)
     1.56 Neuberger Berman Management Inc (incorporated by reference from Post-Effective Amendment No. 78 dated April 19, 2005)
     1.57 Nicholas-Applegate Capital Management LLC (incorporated by reference from Post-Effective Amendment No. 77 dated February 28, 2005)
     1.58 Oechsle International Advisors, LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.59 Pacific Investment Management Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.60 Parametric Portfolio Associates (incorporated by reference from Post-Effective Amendment No. 77 dated February 28, 2005)
     1.61 Peachtree Asset Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.62 Roxbury Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)
     1.63 RREEF America L.L.C. (incorporated by reference from Post-Effective Amendment No. 62 dated December 16, 2002)
     1.64 Sands Capital Management, Inc. (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)
     1.65 Schneider Capital Management Corporation (incorporated by reference from Post-Effective Amendment No. 73 dated December 3, 2004)
     1.66 Schroders Capital Management International Limited (incorporated by reference from Post-Effective Amendment No. 55 dated December 21,
          2001)
     1.67 Security Capital Global Capital Management Group (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.68 Sirach Capital Management, Inc. (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)
     1.69 Standish Mellon Asset Management Company LLC (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)
     1.70 STW Fixed Income Management Ltd. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.71 Strong Capital Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.72 Suffolk Capital Management Ltd. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.73 Systematic Financial Management, L.P. (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)
     1.74 TCW Asset Management Co. (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)
     1.75 TimesSquare Capital Management, Inc. (incorporated by reference from Post-Effective Amendment No. 47 dated October 19, 2000)
     1.76 Transamerica Investment Management, LLC (incorporated by reference from Post-Effective Amendment No. 77 dated February 28, 2005)
     1.77 T. Rowe Price Group, Inc. (incorporated by reference from Post-Effective Amendment No. 62 dated December 16, 2002)
     1.78 Turner Investment Partners (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.79 Tyee Capital Management (filed herewith)
     1.80 Weiss, Peck & Greer, L.L.C. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
     1.81 Wellington Management Company, LLP (incorporated by reference from Post-Effective Amendment No. 78 dated April 19, 2005)
     1.82 Wells Capital Management Incorporated (incorporated by reference from Post-Effective Amendment No. 77 dated February 28, 2005)
     1.83 Westcap  Investors  (incorporated  by  reference  from  Post-Effective
          Amendment  No.  77  dated   February  28,  2005)
     1.84 Western Asset Management Company (incorporated by reference from Post-Effective Amendment No. 77 dated February 28, 2005)
     1.85 Westpeak Investment Advisors, L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

Item 23.   Persons Controlled by or Under Common Control with Registrant None

Item 24.  Indemnification   (incorporated   by  reference  from   Post-Effective
          Amendment No. 51 dated January 31, 2001)


Item 25.  Business and Other Connections of Investment Advisor

          See Registrant's prospectus sections "The Purpose of the Funds--Multi-Style, Multi-Manager Diversification," "Management of the Funds" and "The Money Managers," and the Statement of Additional Information sections "Structure and Governance--Trustees and Officers," and "Operation of FRIC--Consultant."

Item 26.  Principal Underwriters
          (a)  Russell Investment Funds
          (b) Russell Fund Distributors, Inc. is the principal underwriter of the Registrant. The directors and officers of Russell Fund Distributors, Inc., their principal business address in each case is 909 A Street, Tacoma, Washington 98402, and positions and offices with the Registrant and Russell Fund Distributors, Inc. are set forth below:



                                             Positions and                        Position and
                                             Offices with                         Offices with
        Name                                 Registrant                           Underwriter


        Lynn L. Anderson                     Trustee                              Chief Executive Officer
        Carla L. Anderson                    None                                 Assistant Secretary
        Edward P. Cahillane                  None                                 Chief Compliance Officer
        Karl J. Ege                          Secretary and General Counsel        Secretary and General
                                                                                  Counsel
        J. David Griswold                    None                                 Assistant Secretary and
                                                                                  Associate General
                                                                                  Counsel
        Linda L. Gutmann                     None                                 Treasurer and Controller
        Thomas F. Hanly                      Chief Investment Officer             Director
        Gregory J. Lyons                     Assistant Secretary and Associate    Assistant Secretary
                                             General Counsel
        Mary Beth Rhoden                     Assistant Secretary                  Assistant Secretary
        Greg J. Stark                        President and Chief Executive        President
                                             Officer
        Mark E. Swanson                      Treasurer and Chief Accounting       Director
                                             Officer
        Melodie B. Zakaluk                   Managing Director of U.S.            Assistant Secretary and
                                             Operations                           Managing Director of U.S.
                                                                                  Operations

               (c)     Inapplicable.

Item 27. Location of Accounts and Records All accounts and records required to be maintained by section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained in the following locations:

          FRIC                                   FRIMCo
          Frank Russell Investment Company       Frank Russell Investment
          909 A Street                             Management Company
          Tacoma, Washington 98402               909 A Street
                                                 Tacoma, Washington 98402

          SS                                     MM
          State Street Bank & Trust Company      Money Managers
          1776 Heritage Drive JA4N                 See, Prospectus Section
          North Quincy, Massachusetts 02171        "Money Manager Profiles"
                                                   for Names and Addresses

          Rule 31a-1

          (a) Records forming basis for financial statements - at principal offices of SS, FRIC, FRIMCo, and MM for each entity
          (b)  FRIC Records:
                        (1)        SS - Journals, etc.
                        (2)        SS - Ledgers, etc.
                        (3)        Inapplicable
                        (4)        FRIC - Corporate charter, etc.
                        (5)        MM - Brokerage orders
                        (6)        MM - Other portfolio purchase orders
                        (7)        SS - Contractual commitments
                        (8)        SS and FRIC - Trial balances
                        (9)        MM - Reasons for brokerage allocations
                       (10)        MM - Persons authorizing purchases and sales
                       (11)        FRIC and MM - Files of advisory material
                       (12)        ---
               (c) Inapplicable
               (d) FRIMCo - Broker-dealer  records, to the extent applicable
               (e) Inapplicable
               (f) FRIMCo and MM - Investment adviser records

Item 28.  Management Services
          None except as described in Parts A and B.

Item 29.  Undertakings
          None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Frank Russell Investment Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 80 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Tacoma, and State of Washington, on this 29th day of June, 2005.

                                            FRANK RUSSELL INVESTMENT COMPANY
                                                              Registrant


                                            By:               **
                                                --------------------------------
                                                Greg J. Stark, President

/s/ Mary Beth Rhoden
----------------------
** By Mary Beth Rhoden
Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on June 29, 2005.

Signatures                                Signatures


                  **                                        *
------------------------------------      -----------------------------------
Greg J. Stark, President and              Mark E. Swanson, Treasurer, in his
Chief Executive Officer                   capacity as Chief Accounting Officer


                  *                                         *
------------------------------------      -----------------------------------
Lynn L. Anderson, Trustee                 Paul E. Anderson, Trustee



                  *                                         *
------------------------------------      -----------------------------------
Kristianne Blake, Trustee                 Daniel P. Connealy, Trustee



                  ***                                       *
------------------------------------      -----------------------------------
Jonathan Fine, Trustee                    Lee C. Gingrich, Trustee


                  *                                         *
------------------------------------      -----------------------------------
Michael J. Phillips, Trustee              Raymond P. Tennison, Jr., Trustee


                  ****                                      *
------------------------------------      -----------------------------------
Jack R. Thompson, Trustee                 Julie W. Weston, Trustee

/s/ Mary Beth Rhoden
----------------------
* By Mary Beth Rhoden
   Attorney-in-fact

* Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 68 to Registration Statement Nos. 2-71299 and 811-3153 filed on February 5, 2004.

/s/ Mary Beth Rhoden
----------------------
** By Mary Beth Rhoden
      Attorney-in-fact

** Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 76 to Registration Statement Nos. 2-71299 and 811-3153 filed on January 28, 2005.

/s/ Mary Beth Rhoden
----------------------
*** By Mary Beth Rhoden
       Attorney-in-fact

*** Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 77 to Registration Statement Nos. 2-71299 and 811-3153 filed on February 28, 2005.

/s/ Mary Beth Rhoden
-----------------------
**** By Mary Beth Rhoden
       Attorney-in-fact

**** Executed pursuant to powers of attorney filed with Post-Effective Amendment
     No. 79 to Registration Statement Nos. 2-71299 and 811-3153 filed on June 17, 2005.

EXHIBIT INDEX


----------------------------------------------------------------------------------------------- ------------------------
                                       Name of Exhibit                                            Exhibit Number

----------------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------------- ------------------------
Amendment No. 7 to Amended and Restated Master Trust Agreement dated May 17, 2005 (filed                (a)1.8
herewith)
----------------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------------- ------------------------
Amended By-Laws of Frank Russell Investment Company dated May 17, 2005 (filed herewith)                 (b)1.1
----------------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------------- ------------------------
Letter Agreements regarding fee waivers & reimbursements for 2010 Strategy Fund,
2020 (h)3.3  Strategy  Fund,  2030  Strategy  Fund and 2040 Strategy Fund (filed herewith)
----------------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------------- ------------------------
Letter Agreement relating to Special Servicing Agreement with the 2010 Strategy Fund, 2020              (h)6.3
Strategy Fund, 2030 Strategy Fund, 2040 Strategy Fund, Underlying Funds and Frank Russell
Investment Management Company (filed herewith)
----------------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------------- ------------------------
Opinion and Consent of Counsel  (filed herewith)                                                        (i)1.1
----------------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------------- ------------------------
Tyee Capital Management (filed herewith)                                                                (p)1.79
----------------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------------- ------------------------

----------------------------------------------------------------------------------------------- ------------------------


                        FRANK RUSSELL INVESTMENT COMPANY

                                FILE NO. 2-71299
                                FILE NO. 811-3153


                                    EXHIBITS

                            Listed in Part C, Item 22
                       To Post-Effective Amendment No. 80
                              and Amendment No. 82
                                       to
                       Registration Statement on Form N-1A
                                      Under
                             Securities Act of 1933
                                       and
                         Investment Company Act of 1940